UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds (formerly known as MGI Funds)

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

(formerly, Mercer Global Investments, Inc.)

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments. – The schedule of investments for the period ended June 30, 2012, is filed herewith.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%

	Aerospace & Defense — 0.8%
20,041	Boeing Co. (The)	1,489,046
29,150	United Technologies Corp.	2,201,700

		3,690,746

	Agriculture — 3.8%
144,725	Monsanto Co.	11,980,336
50,486	Philip Morris International, Inc.	4,405,408

		16,385,744

	Apparel — 2.8%
69,084	Coach, Inc.	4,040,032
52,466	NIKE, Inc. Class B	4,605,466
7,200	Ralph Lauren Corp.	1,008,432
15,855	Under Armour, Inc. Class A * ‡	1,497,980
9,649	VF Corp.	1,287,659

		12,439,569

	Auto Parts & Equipment — 0.8%
51,956	BorgWarner, Inc. * ‡	3,407,794

	Banks — 0.8%
48,580	Comerica, Inc.	1,491,892
60,850	Wells Fargo & Co.	2,034,824

		3,526,716

	Beverages — 2.2%
91,935	Coca-Cola Co. (The)	7,188,398
36,373	PepsiCo, Inc.	2,570,116

		9,758,514

	Biotechnology — 4.0%
42,900	Alexion Pharmaceuticals, Inc. *	4,259,970
28,710	Biogen Idec, Inc. *	4,145,150
29,800	Celgene Corp. *	1,911,968
48,404	Illumina, Inc. * ‡	1,955,037
27,200	Regeneron Pharmaceuticals, Inc. *	3,106,784
35,241	Vertex Pharmaceuticals, Inc. *	1,970,677

		17,349,586

	Chemicals — 1.4%
30,400	Ecolab, Inc.	2,083,312
37,695	Praxair, Inc. ‡	4,098,577

		6,181,889

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — 2.7%
96,711	Visa, Inc. Class A	11,956,381

	Computers — 10.6%
59,936	Apple, Inc. *	35,002,624
39,100	Cognizant Technology Solutions Corp. Class A *	2,346,000
167,783	EMC Corp. *	4,300,278
13,100	International Business Machines Corp.	2,562,098
26,464	SanDisk Corp. *	965,407
16,800	Teradata Corp. *	1,209,768

		46,386,175

	Cosmetics & Personal Care — 0.9%
46,824	Estee Lauder Cos. (The), Inc. Class A	2,534,115
21,705	Procter & Gamble Co. (The)	1,329,431

		3,863,546

	Distribution & Wholesale — 0.6%
12,900	W.W. Grainger, Inc.	2,466,996

	Diversified Financial Services — 2.7%
22,200	American Express Co.	1,292,262
8,000	BlackRock, Inc.	1,358,560
17,300	Franklin Resources, Inc.	1,920,127
37,810	IntercontinentalExchange, Inc. *	5,141,404
17,060	T. Rowe Price Group, Inc.	1,074,097
57,000	TD Ameritrade Holding Corp.	969,000

		11,755,450

	Engineering & Construction — 0.4%
32,400	Fluor Corp.	1,598,616

	Food — 1.0%
65,717	Kraft Foods, Inc. Class A	2,537,990
101,496	Tyson Foods, Inc. Class A	1,911,170

		4,449,160

	Health Care — Products — 3.0%
51,247	Covidien Plc	2,741,715
52,813	Edwards Lifesciences Corp. *	5,455,583
7,865	Intuitive Surgical, Inc. *	4,355,558
10,670	Varian Medical Systems, Inc. *	648,416

		13,201,272

	Health Care - Services — 1.1%
83,658	UnitedHealth Group, Inc.	4,893,993

	Internet — 12.4%
67,973	Amazon.Com, Inc. *	15,521,635

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Internet — continued
11,000	Baidu, Inc., Sponsored ADR *	1,264,780
35,000	eBay, Inc. *	1,470,350
20,500	F5 Networks, Inc. *	2,040,980
77,804	Facebook, Inc. Class A * ‡	2,421,260
24,839	Google, Inc. Class A *	14,408,359
32,639	LinkedIn Corp. Class A * ‡	3,468,546
15,070	MercadoLibre, Inc. ‡	1,142,306
17,600	Netflix, Inc. * ‡	1,205,072
14,640	priceline.com, Inc. *	9,728,573
34,100	VeriSign, Inc. *	1,485,737

		54,157,598

	Lodging — 1.7%
136,109	Las Vegas Sands Corp.	5,919,380
30,243	Starwood Hotels & Resorts Worldwide, Inc.	1,604,089

		7,523,469

	Machinery — Construction & Mining — 0.9%
20,300	Caterpillar, Inc.	1,723,673
35,585	Joy Global, Inc.	2,018,737

		3,742,410

	Machinery — Diversified — 0.3%
20,118	Rockwell Automation, Inc.	1,328,995

	Media — 0.6%
33,500	CBS Corp. Class B	1,098,130
25,060	Discovery Communications, Inc. Class A *	1,353,240

		2,451,370

	Metal Fabricate & Hardware — 1.3%
34,360	Precision Castparts Corp.	5,651,876

	Miscellaneous — Manufacturing — 3.1%
141,356	Danaher Corp. ‡	7,361,820
143,440	General Electric Co.	2,989,290
28,530	Honeywell International, Inc.	1,593,115
26,100	Illinois Tool Works, Inc.	1,380,429

		13,324,654

	Oil & Gas — 2.8%
30,900	Cabot Oil & Gas Corp.	1,217,460
15,900	Concho Resources, Inc. *	1,353,408
19,600	Exxon Mobil Corp.	1,677,172
72,697	Range Resources Corp.	4,497,763
46,800	Southwestern Energy Co. *	1,494,324
66,580	Suncor Energy, Inc.	1,927,491

		12,167,618

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas Services — 4.0%
64,550	Cameron International Corp. *	2,756,931
90,300	FMC Technologies, Inc. *	3,542,469
60,460	National Oilwell Varco, Inc.	3,896,042
109,502	Schlumberger, Ltd.	7,107,775

		17,303,217

	Pharmaceuticals — 5.3%
76,649	Allergan, Inc. ‡	7,095,398
86,572	Express Scripts Holding Co. *	4,833,315
42,640	Gilead Sciences, Inc. *	2,186,579
32,782	Mead Johnson Nutrition Co.	2,639,279
71,670	Mylan, Inc. *	1,531,588
19,470	Perrigo Co.	2,296,097
15,900	Shire Plc, ADR ‡	1,373,601
26,420	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,042,005

		22,997,862

	REITS — 0.6%
35,800	American Tower Corp. REIT	2,502,778

	Retail — 7.3%
72,000	CarMax, Inc. *	1,867,680
37,460	Costco Wholesale Corp.	3,558,700
97,630	CVS Caremark Corp.	4,562,250
26,700	Dollar General Corp. *	1,452,213
39,107	Family Dollar Stores, Inc.	2,599,833
22,620	Kohl’s Corp.	1,028,984
47,240	Lowe’s Cos., Inc.	1,343,506
15,150	McDonald’s Corp.	1,341,230
26,700	Michael Kors Holdings, Ltd. *	1,117,128
12,200	O’Reilly Automotive, Inc. *	1,021,994
3,700	Ross Stores, Inc.	231,139
147,979	Starbucks Corp.	7,890,240
12,800	Ulta Salon Cosmetics & Fragrance, Inc.	1,195,264
40,965	Yum! Brands, Inc.	2,638,965

		31,849,126

	Semiconductors — 2.6%
36,800	Altera Corp.	1,245,312
104,999	ASML Holding NV, ADR	5,399,049
57,300	Broadcom Corp. Class A *	1,936,740
55,954	Intel Corp. ‡	1,491,174
51,460	Texas Instruments, Inc.	1,476,387

		11,548,662

	Software — 6.5%
13,800	athenahealth, Inc. * ‡	1,092,546
65,527	Cerner Corp. *	5,416,462
20,513	Citrix Systems, Inc. *	1,721,861
20,750	Informatica Corp. *	878,970
34,950	Intuit, Inc.	2,074,283

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Software — continued
146,737	Microsoft Corp.	4,488,685
46,366	Oracle Corp.	1,377,070
76,877	Salesforce.com, Inc. *	10,629,014
7,480	VMware, Inc. Class A *	680,979

		28,359,870

	Telecommunications — 5.7%
30,100	Acme Packet, Inc. * ‡	561,365
52,377	Crown Castle International Corp. *	3,072,435
59,590	Juniper Networks, Inc. *	971,913
262,354	QUALCOMM, Inc.	14,607,871
22,200	SBA Communications Corp. Class A *	1,266,510
100,389	Verizon Communications, Inc. ‡	4,461,287

		24,941,381

	Transportation — 3.1%
18,520	CH Robinson Worldwide, Inc.	1,083,976
33,740	Expeditors International of Washington, Inc.	1,307,425
13,719	FedEx Corp.	1,256,798
14,770	J.B. Hunt Transport Services, Inc.	880,292
76,317	Union Pacific Corp.	9,105,381

		13,633,872

	TOTAL COMMON STOCKS (COST $348,007,218)	426,796,905

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.0%

	Bank Deposit — 2.4%
10,557,121	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	10,557,121

	Securities Lending Collateral — 3.6%
15,553,102	State Street Navigator Securities Lending Prime Portfolio ***	15,553,102

	TOTAL SHORT-TERM INVESTMENTS (COST $26,110,223)	26,110,223

	TOTAL INVESTMENTS — 103.8% (COST $374,117,441)	452,907,128
	Other Assets and Liabilities (net) — (3.8)%	(16,474,931)

	NET ASSETS — 100.0%	$436,432,197

Notes to Schedule of Investments:

ADR – American Depository Receipt
REIT – Real Estate Investment Trust
*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund (formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.8
Short-Term Investments	6.0
Other Assets and Liabilities (net)	(3.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%

	Advertising — 1.1%
102,244	Omnicom Group, Inc.	4,969,058

	Aerospace & Defense — 3.4%
112,524	BAE Systems Plc, Sponsored ADR ‡	2,045,686
18,600	Boeing Co. (The)	1,381,980
34,182	L-3 Communications Holdings, Inc.	2,529,810
39,542	Lockheed Martin Corp.	3,443,318
48,213	Northrop Grumman Corp.	3,075,507
40,893	Raytheon Co.	2,314,135

		14,790,436

	Agriculture — 0.2%
6,709	Lorillard, Inc.	885,252

	Airlines — 0.5%
194,200	Delta Air Lines, Inc. *	2,126,490

	Apparel — 0.5%
12,600	Deckers Outdoor Corp. * ‡	554,526
52,800	Hanesbrands, Inc. *	1,464,144

		2,018,670

	Auto Manufacturers — 0.4%
86,840	General Motors Co. *	1,712,485

	Auto Parts & Equipment — 1.2%
17,733	Autoliv, Inc. ‡	969,286
9,050	Delphi Automotive Plc *	230,775
85,620	Johnson Controls, Inc.	2,372,530
38,255	Lear Corp.	1,443,361

		5,015,952

	Banks — 8.0%
525,900	Bank of America Corp.	4,301,862
59,915	Capital One Financial Corp.	3,274,954
35,700	Comerica, Inc.	1,096,347
228,120	Fifth Third Bancorp	3,056,808
38,225	PNC Financial Services Group, Inc.	2,335,930
94,360	SunTrust Banks, Inc.	2,286,343
149,090	US Bancorp	4,794,734
389,967	Wells Fargo & Co.	13,040,496
41,500	Zions BanCorp ‡	805,930

		34,993,404

	Beverages — 2.1%
16,766	Anheuser-Busch InBev NV, Sponsored ADR	1,335,412
65,505	Coca-Cola Enterprises, Inc.	1,836,760

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Beverages — continued
74,558	DE Master Blenders 1753 NV * ††††	843,045
36,506	Dr Pepper Snapple Group, Inc.	1,597,138
51,990	PepsiCo, Inc.	3,673,613

		9,285,968

	Biotechnology — 0.5%
26,964	Amgen, Inc.	1,969,451

	Chemicals — 0.8%
7,300	Air Products & Chemicals, Inc.	589,329
15,420	Celanese Corp. Series A	533,840
55,370	Dow Chemical Co. (The)	1,744,155
11,150	Eastman Chemical Co.	561,626
1,090	Mosaic Co. (The)	59,688

		3,488,638

	Commercial Services — 1.4%
9,331	Apollo Group, Inc. Class A *	337,689
9,042	Iron Mountain, Inc.	298,024
35,405	McKesson Corp.	3,319,219
33,540	Moody’s Corp.	1,225,887
65,508	Western Union Co. (The)	1,103,155

		6,283,974

	Computers — 2.7%
7,025	Apple, Inc. *	4,102,600
58,397	Hewlett-Packard Co.	1,174,364
13,340	SanDisk Corp. *	486,643
193,134	Seagate Technology PLC	4,776,204
38,400	Western Digital Corp. *	1,170,432

		11,710,243

	Cosmetics & Personal Care — 0.1%
36,340	Avon Products, Inc.	589,071

	Distribution & Wholesale — 0.2%
36,005	Ingram Micro, Inc. Class A *	629,007

	Diversified Financial Services — 6.2%
61,861	Ameriprise Financial, Inc.	3,232,856
2,401	BlackRock, Inc.	407,738
145,400	Charles Schwab Corp. (The)	1,880,022
129,473	Citigroup, Inc.	3,548,855
25,005	Discover Financial Services	864,673
4,530	Franklin Resources, Inc.	502,785
27,220	Goldman Sachs Group, Inc.	2,609,309
319,687	JPMorgan Chase & Co.	11,422,416
18,680	Nasdaq OMX Group (The), Inc.	423,476
102,371	SLM Corp.	1,608,248

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued
44,140	TD Ameritrade Holding Corp.	750,380

		27,250,758

	Electric — 0.5%
25,435	American Electric Power Co., Inc.	1,014,856
25,945	Edison International	1,198,659

		2,213,515

	Electrical Components & Equipment — 0.5%
21,280	Energizer Holdings, Inc. *	1,601,320
6,870	Hubbell, Inc. Class B	535,448

		2,136,768

	Electronics — 0.4%
43,417	TE Connectivity, Ltd.	1,385,436
9,480	Thermo Fisher Scientific, Inc.	492,107

		1,877,543

	Entertainment — 0.1%
34,350	International Game Technology	541,012

	Food — 2.5%
117,940	ConAgra Foods, Inc.	3,058,184
32,350	Dean Foods Co. *	550,921
14,911	Hillshire Brands Co.	432,270
28,170	Kraft Foods, Inc. Class A	1,087,925
156,577	Kroger Co. (The)	3,631,021
127,460	Safeway, Inc. ‡	2,313,399

		11,073,720

	Forest Products & Paper — 0.4%
31,120	International Paper Co.	899,679
21,065	MeadWestvaco Corp.	605,619

		1,505,298

	Hand & Machine Tools — 0.1%
8,200	Stanley Black & Decker, Inc.	527,752

	Health Care - Products — 3.0%
31,655	Baxter International, Inc.	1,682,463
35,595	CareFusion Corp. *	914,080
31,815	Covidien Plc	1,702,103
120,674	Johnson & Johnson	8,152,735
16,480	St. Jude Medical, Inc.	657,717
1,570	Zimmer Holdings, Inc.	101,045

		13,210,143

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — 2.0%
48,805	Aetna, Inc.	1,892,170
8,275	DaVita, Inc. *	812,688
27,085	Humana, Inc.	2,097,462
38,130	UnitedHealth Group, Inc.	2,230,605
29,494	WellPoint, Inc.	1,881,422

		8,914,347

	Home Builders — 0.4%
55,430	PulteGroup, Inc. *	593,101
38,430	Toll Brothers, Inc. * ‡	1,142,524

		1,735,625

	Housewares — 0.3%
74,220	Newell Rubbermaid, Inc.	1,346,351

	Insurance — 8.2%
16,200	ACE, Ltd.	1,200,906
8,540	American International Group, Inc. *	274,049
34,740	Aon Plc	1,625,137
60,988	Berkshire Hathaway, Inc. Class B *	5,082,130
75,846	Chubb Corp. (The)	5,523,106
52,565	Cigna Corp.	2,312,860
64,500	Hartford Financial Services Group (The), Inc.	1,137,135
100,658	Lincoln National Corp.	2,201,391
229,740	Metlife, Inc.	7,087,479
17,710	Prudential Financial, Inc.	857,695
11,368	Reinsurance Group of America, Inc.	604,891
84,315	Travelers Cos. (The), Inc.	5,382,670
36,084	Unum Group	690,287
29,680	Validus Holdings, Ltd. ‡	950,650
40,882	XL Group Plc	860,157

		35,790,543

	Internet — 0.5%
49,463	eBay, Inc. *	2,077,941

	Iron & Steel — 0.3%
22,100	Cliffs Natural Resources, Inc.	1,089,309

	Leisure Time — 0.4%
51,260	Carnival Corp.	1,756,680

	Lodging — 0.4%
24,787	Wyndham Worldwide Corp.	1,307,266
5,011	Wynn Resorts, Ltd.	519,741

		1,827,007

	Machinery — Diversified — 0.5%
10,300	Cummins, Inc.	998,173

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Machinery - Diversified — continued
48,645	Xylem, Inc.	1,224,395

		2,222,568

	Media — 7.4%
94,849	CBS Corp. Class B	3,109,150
142,116	Comcast Corp. Class A	4,543,449
72,602	DIRECTV Class A *	3,544,430
13,645	Liberty Media Corp. - Capital Series A *	1,199,532
66,025	McGraw-Hill Cos. (The), Inc.	2,971,125
108,830	News Corp. Class A	2,425,821
430,505	Sirius XM Radio, Inc. *	796,434
41,650	Time Warner Cable, Inc.	3,419,465
97,852	Time Warner, Inc.	3,767,302
83,625	Viacom, Inc. Class B	3,932,047
54,470	Walt Disney Co. (The)	2,641,795

		32,350,550

	Mining — 0.4%
35,300	Newmont Mining Corp.	1,712,403

	Miscellaneous - Manufacturing — 5.5%
9,575	3M Co.	857,920
60,670	Eaton Corp.	2,404,352
630,785	General Electric Co.	13,145,559
46,770	Honeywell International, Inc.	2,611,637
30,330	Ingersoll-Rand Plc ‡	1,279,319
15,200	Parker Hannifin Corp.	1,168,576
51,209	Tyco International, Ltd.	2,706,396

		24,173,759

	Office & Business Equipment — 0.3%
29,600	Pitney Bowes, Inc. ‡	443,112
81,570	Xerox Corp.	641,956

		1,085,068

	Oil & Gas — 9.0%
7,200	Anadarko Petroleum Corp.	476,640
127,498	BP Plc, Sponsored ADR	5,168,769
21,300	Chevron Corp.	2,247,150
52,619	ConocoPhillips	2,940,350
36,904	EOG Resources, Inc.	3,325,419
20,585	EQT Corp.	1,103,974
74,365	Exxon Mobil Corp.	6,363,413
52,800	Marathon Oil Corp.	1,350,096
12,210	Marathon Petroleum Corp.	548,473
80,682	Occidental Petroleum Corp.	6,920,095
64,746	Royal Dutch Shell PLC, ADR	4,365,823
9,965	SM Energy Co.	489,381
55,810	Transocean, Ltd.	2,496,381

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
67,100	Valero Energy Corp.	1,620,465

		39,416,429

	Oil & Gas Services — 0.7%
43,376	Cameron International Corp. *	1,852,589
18,660	Schlumberger, Ltd.	1,211,220

		3,063,809

	Packaging & Containers — 0.2%
2,599	Ball Corp.	106,689
13,945	Rock-Tenn Co. Class A	760,700

		867,389

	Pharmaceuticals — 5.9%
22,545	AmerisourceBergen Corp.	887,146
52,227	AstraZeneca Plc, Sponsored ADR	2,337,158
11,520	Eli Lilly & Co.	494,323
4,751	Express Scripts Holding Co. *	265,248
144,300	Merck & Co., Inc.	6,024,525
23,510	Mylan, Inc. *	502,409
19,500	Novartis AG, ADR	1,090,050
554,123	Pfizer, Inc.	12,744,829
35,530	Sanofi, ADR	1,342,324

		25,688,012

	REITS — 0.5%
66,500	Annaly Capital Management, Inc. REIT ‡	1,115,870
401,400	Chimera Investment Corp. REIT ‡	947,304

		2,063,174

	Retail — 7.5%
36,100	Abercrombie & Fitch Co. Class A	1,232,454
1,958	Advance Auto Parts, Inc.	133,575
36,170	American Eagle Outfitters, Inc.	713,634
5,032	AutoZone, Inc. *	1,847,599
91,307	Best Buy Co., Inc. ‡	1,913,795
67,315	CVS Caremark Corp.	3,145,630
158,457	Gap , Inc.(The)	4,335,383
89,719	Kohl’s Corp.	4,081,317
12,824	Limited Brands, Inc.	545,405
123,006	Lowe’s Cos., Inc.	3,498,291
27,290	Macy’s, Inc.	937,411
9,400	PVH Corp.	731,226
85,755	Staples, Inc.	1,119,103
67,643	Target Corp.	3,936,146
56,749	Wal-Mart Stores, Inc.	3,956,540
12,694	Walgreen Co.	375,489

		32,502,998

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — 1.1%
60,459	Intel Corp.	1,611,232
107,074	Marvell Technology Group, Ltd.	1,207,795
70,830	Texas Instruments, Inc.	2,032,113

		4,851,140

	Software — 2.6%
44,757	CA, Inc.	1,212,467
101,935	Electronic Arts, Inc. *	1,258,897
28,800	Fidelity National Information Services, Inc.	981,504
160,845	Microsoft Corp.	4,920,249
103,197	Oracle Corp.	3,064,951

		11,438,068

	Telecommunications — 5.6%
56,400	AT&T, Inc.	2,011,224
411,560	Cisco Systems, Inc.	7,066,485
41,160	Corning, Inc.	532,199
148,755	France Telecom SA, Sponsored ADR	1,950,178
38,622	Harris Corp.	1,616,331
269,657	Koninklijke KPN NV, Sponsored ADR ‡	2,604,887
4,337	Motorola Solutions, Inc.	208,653
39,060	QUALCOMM, Inc.	2,174,861
71,284	Telecom Italia Spa, Sponsored ADR ‡	702,147
11,537	Telefonica SA, Sponsored ADR	151,135
28,846	Virgin Media, Inc. ‡	703,554
163,269	Vodafone Group Plc, Sponsored ADR ‡	4,600,920

		24,322,574

	Transportation — 0.8%
16,280	FedEx Corp.	1,491,411
7,939	Norfolk Southern Corp.	569,782
4,570	Union Pacific Corp.	545,247
13,395	United Parcel Service, Inc. Class B	1,054,990

		3,661,430

	TOTAL COMMON STOCKS (COST $391,940,849)	424,761,782

	INVESTMENT COMPANY — 0.4%

	Unaffiliated Fund — 0.4%
25,740	iShares Russell 1000 Value Index Fund ‡	1,756,241

	TOTAL INVESTMENT COMPANY (COST $1,726,483)	1,756,241

	PREFERRED STOCK — 0.2%

	Auto Manufacturers — 0.2%
22,850	General Motors Co., 4.75%	758,620

	TOTAL PREFERRED STOCK (COST $925,738)	758,620

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.9%

	Bank Deposit — 2.0%
8,991,775	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	8,991,775

	Securities Lending Collateral — 2.9%
12,528,896	State Street Navigator Securities Lending Prime Portfolio ***	12,528,896

	TOTAL SHORT-TERM INVESTMENTS (COST $21,520,671)	21,520,671

	TOTAL INVESTMENTS — 102.8% (COST $416,113,741)	448,797,314
	Other Assets and Liabilities (net) — (2.8)%	(12,091,260)

	NET ASSETS — 100.0%	$436,706,054

Notes to Schedule of Investments:

      ADR – American Depository Receipt

      REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
††††	When-issued security

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund (formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.3
Investment Company	0.4
Preferred Stock	0.2
Short-Term Investments	4.9
Other Assets and Liabilities (net)	(2.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.8%

	Aerospace & Defense — 1.7%
23,930	Aerovironment, Inc. *	629,598
31,870	BE Aerospace, Inc. *	1,391,444
13,820	TransDigm Group, Inc. *	1,856,026
23,280	Triumph Group, Inc.	1,309,966

		5,187,034

	Apparel — 1.0%
23,573	Carter’s, Inc. *	1,239,940
18,874	Deckers Outdoor Corp. * ‡	830,645
7,689	Under Armour, Inc. Class A * ‡	726,456
9,164	Wolverine World Wide, Inc. ‡	355,380

		3,152,421

	Auto Parts & Equipment — 0.3%
47,134	Amerigon, Inc. Class A * ‡	541,570
7,365	WABCO Holdings, Inc. *	389,829

		931,399

	Banks — 1.8%
50,200	Comerica, Inc.	1,541,642
48,261	Eagle Bancorp, Inc. *	760,111
59,315	First Republic Bank *	1,992,984
26,115	Hancock Holding Co.	794,940
28,131	Popular, Inc. *	467,256

		5,556,933

	Beverages — 0.8%
41,300	Peet’s Coffee & Tea, Inc. * ‡	2,479,652

	Biotechnology — 1.0%
49,410	Amarin Corp. Plc, ADR * ‡	714,469
31,920	Ariad Pharmaceuticals, Inc. *	549,343
40,908	Halozyme Therapeutics, Inc. * ‡	362,445
26,841	Incyte Corp. * ‡	609,291
54,540	NPS Pharmaceuticals, Inc. *	469,589
8,795	Vertex Pharmaceuticals, Inc. *	491,816

		3,196,953

	Building Materials — 0.3%
29,310	Owens Corning, Inc. *	836,507

	Chemicals — 2.6%
12,970	Airgas, Inc.	1,089,610
10,458	American Vanguard Corp.	278,078
15,055	Ashland, Inc.	1,043,462
20,400	Celanese Corp. Series A	706,248
17,880	FMC Corp.	956,222

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
19,510	Georgia Gulf Corp.	500,822
14,962	International Flavors & Fragrances, Inc.	819,918
45,955	Intrepid Potash, Inc. *	1,045,936
40,465	Kraton Performance Polymers, Inc. *	886,588
16,360	Westlake Chemical Corp. ‡	854,973

		8,181,857

	Commercial Services — 11.4%
34,500	Acacia Research Corp. *	1,284,780
17,930	Alliance Data Systems Corp. *	2,420,550
35,307	Coinstar, Inc. * ‡	2,424,179
25,100	Equifax, Inc.	1,169,660
54,437	ExamWorks Group, Inc. *	720,202
61,832	FleetCor Technologies, Inc. *	2,166,593
57,114	Genpact, Ltd. *	949,806
91,277	Healthcare Services Group	1,768,948
91,318	Heartland Payment Systems, Inc.	2,746,845
176,620	Hertz Global Holdings, Inc. *	2,260,736
48,411	HMS Holdings Corp. *	1,612,570
24,830	Huron Consulting Group, Inc. *	785,870
102,025	K12, Inc. * ‡	2,377,182
25,610	Kenexa Corp. *	743,458
26,477	PAREXEL International Corp. *	747,446
54,844	Quanta Services, Inc. *	1,320,095
133,192	Ritchie Bros Auctioneers, Inc. ‡	2,830,330
57,535	ServiceSource International, Inc. * ‡	796,860
22,600	Strayer Education, Inc. ‡	2,463,852
41,970	United Rentals, Inc. *	1,428,659
52,465	Weight Watchers International, Inc. * ‡	2,705,095

		35,723,716

	Computers — 3.6%
43,990	Fortinet, Inc. *	1,021,448
14,520	IHS, Inc. Class A *	1,564,240
96,190	j2 Global, Inc. ‡	2,541,340
21,674	MICROS Systems, Inc. *	1,109,709
57,292	RealD, Inc. * ‡	857,088
38,375	Riverbed Technology, Inc. *	619,756
9,210	Syntel, Inc.	559,047
43,000	Teradata Corp. *	3,096,430

		11,369,058

	Distribution & Wholesale — 0.5%
30,130	WESCO International, Inc. *	1,733,982

	Diversified Financial Services — 4.2%
37,940	Affiliated Managers Group, Inc. *	4,152,533
57,456	Evercore Partners, Inc. Class A	1,343,896
20,275	IntercontinentalExchange, Inc. *	2,756,995
59,540	Knight Capital Group, Inc. Class A *	710,908
104,259	Lazard, Ltd. Class A	2,709,691

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Diversified Financial Services — continued
39,810	Raymond James Financial, Inc.	1,363,094

		13,037,117

	Electrical Components & Equipment — 1.0%
19,370	Ametek, Inc.	966,757
28,690	Hubbell, Inc. Class B	2,236,098

		3,202,855

	Electronics — 1.3%
23,484	Amphenol Corp. Class A	1,289,741
24,375	Coherent, Inc. *	1,055,438
56,400	Gentex Corp.	1,177,068
15,335	Woodward, Inc.	604,812

		4,127,059

	Entertainment — 1.2%
14,980	Bally Technologies, Inc. * ‡	698,967
41,300	Cinemark Holdings, Inc.	943,705
26,940	Penn National Gaming, Inc. *	1,201,255
95,115	Scientific Games Corp. Class A *	813,233

		3,657,160

	Environmental Control — 1.2%
15,895	Clean Harbors, Inc. *	896,796
3,992	Stericycle, Inc. * ‡	365,947
85,875	Waste Connections, Inc.	2,569,380

		3,832,123

	Food — 1.3%
19,890	Chefs’ Warehouse (The), Inc. *	359,014
12,441	Hain Celestial Group (The), Inc. *	684,753
31,190	Ralcorp Holdings, Inc. *	2,081,621
15,027	TreeHouse Foods, Inc. *	936,032

		4,061,420

	Hand & Machine Tools — 0.6%
53,109	Kennametal, Inc.	1,760,563

	Health Care - Products — 4.6%
81,741	ABIOMED, Inc. * ‡	1,865,330
40,230	Bruker Corp. *	535,461
35,852	CareFusion Corp. *	920,679
14,255	Cepheid, Inc. *	637,911
59,085	DexCom, Inc. *	765,742
7,536	Given Imaging, Ltd. *	119,069
16,215	Henry Schein, Inc. *	1,272,715
62,260	Hologic, Inc. *	1,123,170
17,355	IDEXX Laboratories, Inc. *	1,668,336
24,890	MAKO Surgical Corp. * ‡	637,433

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued
43,504	Techne Corp.	3,227,997
29,810	Thoratec Corp. *	1,001,020
21,805	Tornier BV *	488,868

		14,263,731

	Health Care - Services — 2.4%
34,717	Acadia Healthcare Co., Inc. *	608,936
14,705	AMERIGROUP Corp. *	969,207
62,110	Coventry Health Care, Inc.	1,974,477
130,040	Health Management Associates, Inc. Class A *	1,020,814
18,675	Magellan Health Services, Inc. *	846,538
9,870	Mettler-Toledo International, Inc. *	1,538,239
7,469	Pediatrix Medical Group, Inc. *	511,925

		7,470,136

	Household Products & Wares — 0.2%
7,750	Fossil, Inc. *	593,185

	Housewares — 0.4%
68,535	Newell Rubbermaid, Inc.	1,243,225

	Insurance — 0.6%
16,910	Everest Re Group, Ltd.	1,750,016

	Internet — 4.0%
35,191	21Vianet Group, Inc., ADR *	402,937
40,120	Bankrate, Inc. * ‡	737,807
28,560	BroadSoft, Inc. * ‡	827,098
8,725	Equinix, Inc. *	1,532,546
82,661	Pandora Media, Inc. * ‡	898,525
55,361	Rackspace Hosting, Inc. *	2,432,562
23,725	Sourcefire, Inc. *	1,219,465
48,455	TIBCO Software, Inc. *	1,449,774
67,150	VeriSign, Inc. *	2,925,725

		12,426,439

	Leisure Time — 0.4%
70,865	Interval Leisure Group, Inc.	1,347,144

	Lodging — 0.3%
19,005	Wyndham Worldwide Corp.	1,002,324

	Machinery - Diversified — 3.1%
22,920	Gardner Denver, Inc.	1,212,697
74,257	Graco, Inc.	3,421,763
50,732	IDEX Corp.	1,977,533
64,620	Manitowoc Co. (The), Inc. ‡	756,054
28,880	Robbins & Myers, Inc.	1,207,762

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Machinery - Diversified — continued
11,325	Roper Industries, Inc.	1,116,418

		9,692,227

	Metal Fabricate & Hardware — 0.7%
37,885	Rexnord Corp. * ‡	759,215
30,730	Timken Co. (The)	1,407,127

		2,166,342

	Mining — 0.2%
63,545	US Silica Holdings, Inc. * ‡	715,517

	Miscellaneous - Manufacturing — 0.7%
32,310	Crane Co.	1,175,438
21,060	Polypore International, Inc. * ‡	850,614
46,422	STR Holdings, Inc. * ‡	211,684

		2,237,736

	Oil & Gas — 4.9%
27,165	Approach Resources, Inc. * ‡	693,794
19,130	Berry Petroleum Co. Class A ‡	758,696
86,550	Denbury Resources, Inc. *	1,307,770
19,870	Ensco Plc Class A	933,294
68,475	Forest Oil Corp. * ‡	501,922
44,690	Foster Wheeler AG *	774,478
108,555	Magnum Hunter Resources Corp. * ‡	453,760
26,315	Plains Exploration & Production Co. *	925,761
95,485	Rex Energy Corp. * ‡	1,070,387
48,067	Rosetta Resources, Inc. *	1,761,175
74,865	Rowan Cos. Plc Class A *	2,420,385
93,100	Tesoro Corp. *	2,323,776
30,849	Whiting Petroleum Corp. *	1,268,511

		15,193,709

	Oil & Gas Services — 2.0%
36,221	Core Laboratories NV	4,198,014
19,961	Dril-Quip, Inc. *	1,309,242
137,430	ION Geophysical Corp. *	905,664

		6,412,920

	Packaging & Containers — 1.3%
43,250	Crown Holdings, Inc. *	1,491,692
54,120	Packaging Corp. of America	1,528,349
18,610	Rock-Tenn Co. Class A	1,015,176

		4,035,217

	Pharmaceuticals — 4.5%
22,477	Amylin Pharmaceuticals, Inc. *	634,526
19,762	BioMarin Pharmaceutical, Inc. *	782,180
18,395	Catalyst Health Solutions, Inc. *	1,718,829

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued
55,080	DENTSPLY International, Inc.	2,082,575
109,550	Elan Corp. Plc, Sponsored ADR *	1,598,334
27,850	MAP Pharmaceuticals, Inc. * ‡	417,193
8,535	Medivation, Inc. *	780,099
16,350	Onyx Pharmaceuticals, Inc. *	1,086,457
19,275	Perrigo Co.	2,273,101
20,620	Questcor Pharmaceuticals, Inc. * ‡	1,097,809
34,555	Sagent Pharmaceuticals, Inc. * ‡	624,754
13,420	Sirona Dental Systems, Inc. *	604,034
8,857	Synageva BioPharma Corp. * ‡	359,240

		14,059,131

	Real Estate — 1.0%
67,215	CBRE Group, Inc. *	1,099,637
30,865	Jones Lang Lasalle, Inc.	2,171,970

		3,271,607

	Retail — 9.5%
15,465	Abercrombie & Fitch Co. Class A	527,975
87,140	American Eagle Outfitters, Inc.	1,719,272
45,260	Arcos Dorados Holdings, Inc. ‡	668,943
31,720	Asbury Automotive Group, Inc. *	751,447
20,215	Big Lots, Inc. *	824,570
17,241	Dick’s Sporting Goods, Inc.	827,568
49,300	DineEquity, Inc. *	2,200,752
21,076	Dunkin’ Brands Group, Inc. ‡	723,750
34,935	Express, Inc. *	634,769
24,474	Fifth & Pacific Cos., Inc. *	262,606
27,270	First Cash Financial Services, Inc. * ‡	1,095,436
100,732	Foot Locker, Inc.	3,080,384
24,735	GNC Holdings, Inc. Class A	969,612
34,305	Michael Kors Holdings, Ltd. *	1,435,321
18,440	Nu Skin Enterprises, Inc. Class A	864,836
19,335	O’Reilly Automotive, Inc. *	1,619,693
23,654	Petsmart, Inc.	1,612,730
20,322	PVH Corp.	1,580,848
26,500	Red Robin Gourmet Burgers, Inc. *	808,515
27,764	Rue21, Inc. * ‡	700,763
36,370	Signet Jewelers, Ltd.	1,600,644
53,180	Sonic Automotive, Inc. Class A ‡	726,971
37,501	Texas Roadhouse, Inc. Class A	691,143
80,730	Urban Outfitters, Inc. *	2,227,341
47,480	Williams-Sonoma, Inc.	1,660,376

		29,816,265

	Semiconductors — 3.8%
25,370	Cavium, Inc. * ‡	710,360
48,465	Ceva, Inc. * ‡	853,469
22,462	Hittite Microwave Corp. *	1,148,257
44,295	Intermolecular, Inc. * ‡	343,286
14,699	Linear Technology Corp.	460,520
143,220	LSI Corp. *	912,311
21,790	Mellanox Technologies, Ltd. *	1,543,604

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued
32,193	NVIDIA Corp. *	444,907
34,450	NXP Semiconductor NV *	800,963
91,170	ON Semiconductor Corp. *	647,307
22,751	Rovi Corp. *	446,375
51,830	Skyworks Solutions, Inc. *	1,418,587
64,440	Teradyne, Inc. *	906,026
34,598	Xilinx, Inc.	1,161,455

		11,797,427

	Software — 6.8%
24,870	Ariba, Inc. *	1,113,181
29,000	athenahealth, Inc. * ‡	2,295,930
83,992	Blackbaud, Inc.	2,156,075
11,295	Commvault Systems, Inc. *	559,893
67,440	Informatica Corp. *	2,856,758
52,916	InterXion Holding NV *	958,309
30,586	Medassets, Inc. *	411,382
113,341	MSCI, Inc. Class A *	3,855,861
20,104	NetSuite, Inc. * ‡	1,101,096
58,930	Nuance Communications, Inc. * ‡	1,403,712
22,400	QLIK Technologies, Inc. *	495,488
6,547	ServiceNow, Inc. *	161,056
39,290	SS&C Technologies Holdings, Inc. *	982,250
91,752	VeriFone Systems, Inc. *	3,036,074

		21,387,065

	Telecommunications — 4.3%
34,905	Acme Packet, Inc. * ‡	650,978
93,610	Calix, Inc. * ‡	769,474
14,405	IPG Photonics Corp. * ‡	627,914
77,990	JDS Uniphase Corp. *	857,890
58,400	NeuStar, Inc. Class A *	1,950,560
117,850	Polycom, Inc. *	1,239,782
101,255	SBA Communications Corp. Class A *	5,776,598
62,552	tw telecom, Inc. Class A *	1,605,084

		13,478,280

	Transportation — 2.3%
47,625	Expeditors International of Washington, Inc.	1,845,469
11,245	Genesee & Wyoming, Inc. Class A *	594,186
32,365	HUB Group, Inc. Class A *	1,171,613
57,585	Knight Transportation, Inc.	920,784
30,020	Landstar System, Inc.	1,552,634
35,139	Roadrunner Transportation Systems, Inc. *	593,498
16,810	Ryder System, Inc.	605,328

		7,283,512

	TOTAL COMMON STOCKS (COST $275,802,487)	293,670,964

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 15.4%

	Bank Deposit — 4.0%
12,383,747	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	12,383,747

	Securities Lending Collateral — 11.4%
35,566,608	State Street Navigator Securities Lending Prime Portfolio ***	35,566,608

	TOTAL SHORT-TERM INVESTMENTS (COST $47,950,355)	47,950,355

	TOTAL INVESTMENTS — 109.2% (COST $323,752,842)	341,621,319
	Other Assets and Liabilities (net) — (9.2)%	(28,728,646)

	NET ASSETS — 100.0%	$312,892,673

Notes to Schedule of Investments:

ADR – American Depository Receipt
*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund (formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.8
Short-Term Investments	15.4
Other Assets and Liabilities (net)	(9.2)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Advertising — 0.3%
91,425	Interpublic Group of Cos., Inc.	991,961

	Aerospace & Defense — 1.4%
9,400	Alliant Techsystems, Inc.	475,358
59,100	GenCorp, Inc. *	384,741
101,100	Orbital Sciences Corp. *	1,306,212
4,500	Teledyne Technologies, Inc. *	277,425
31,825	Triumph Group, Inc.	1,790,793

		4,234,529

	Agriculture — 0.3%
18,100	Andersons (The), Inc.	772,146
2,100	Universal Corp. ‡	97,293

		869,439

	Airlines — 0.6%
17,600	Alaska Air Group, Inc. *	631,840
2,446	Allegiant Travel Co. * ‡	170,437
33,100	Hawaiian Holdings, Inc. *	215,481
45,900	Republic Airways Holdings, Inc. *	254,745
24,000	SkyWest, Inc.	156,720
13,300	Spirit Airlines, Inc. *	258,818
8,700	United Continental Holdings, Inc. * ‡	211,671

		1,899,712

	Apparel — 1.0%
47,050	Ascena Retail Group, Inc. *	876,071
39,100	Guess?, Inc. ‡	1,187,467
28,050	Iconix Brand Group, Inc. *	490,033
4,900	Jones Group (The), Inc. ‡	46,844
15,620	True Religion Apparel, Inc.	452,668
1,600	Warnaco Group (The), Inc. *	68,128

		3,121,211

	Auto Manufacturers — 0.1%
14,300	Navistar International Corp. * ‡	405,691

	Auto Parts & Equipment — 0.6%
74,275	Dana Holding Corp.	951,463
16,000	Lear Corp.	603,680
58,100	Meritor, Inc. *	303,282
7,600	Modine Manufacturing Co. *	52,668
1,100	TRW Automotive Holdings Corp. *	40,436

		1,951,529

	Banks — 6.8%
31,500	Associated Banc-Corp.	415,485

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Banks — continued
1,000	Bank of Hawaii Corp. ‡	45,950
9,400	BOK Financial Corp.	547,080
6,400	Chemical Financial Corp. ‡	137,600
14,300	City Holding Co. ‡	481,767
2,200	City National Corp.	106,876
14,300	Columbia Banking System, Inc.	269,126
81,525	Comerica, Inc.	2,503,633
10,658	Commerce Bancshares, Inc.	403,938
3,000	East-West Bancorp, Inc.	70,380
80,125	Fifth Third Bancorp	1,073,675
2,200	First Citizens BancShares, Inc. Class A	366,630
48,100	First Commonwealth Financial Corp.	323,713
45,000	Fulton Financial Corp.	449,550
111,700	Huntington Bancshares, Inc.	714,880
41,300	International Bancshares Corp.	806,176
348,250	KeyCorp ‡	2,695,455
36,000	National Penn Bancshares, Inc. ‡	344,520
20,100	NBT Bancorp, Inc.	433,959
55,900	Northwest Bancshares, Inc. ‡	654,589
3,800	Old National Bancorp	45,638
5,100	Oriental Financial Group, Inc.	56,508
2,300	PacWest Bancorp	54,441
55,454	People’s United Financial, Inc.	643,821
12,200	Pinnacle Financial Partners, Inc. *	238,022
7,510	Popular, Inc. *	124,741
39,700	PrivateBancorp, Inc.	585,972
38,050	Prosperity Bancshares, Inc. ‡	1,599,242
365,175	Regions Financial Corp.	2,464,931
1,000	S&T Bancorp, Inc. ‡	18,470
7,000	Susquehanna Bancshares, Inc.	72,100
28,200	Texas Capital Bancshares, Inc. *	1,138,998
1,400	UMB Financial Corp. ‡	71,722
14,900	Umpqua Holdings Corp. ‡	196,084
17,800	Webster Financial Corp.	385,548
78,250	Western Alliance Bancorp *	732,420

		21,273,640

	Beverages — 0.4%
28,120	Constellation Brands, Inc. Class A *	760,927
4,400	Monster Beverage Corp. *	313,280

		1,074,207

	Biotechnology — 1.5%
132,800	Affymetrix, Inc. *	622,832
27,050	Charles River Laboratories International, Inc. *	886,158
31,200	Medicines Co. (The) *	715,728
212,100	PDL BioPharma, Inc. ‡	1,406,223
16,200	Vertex Pharmaceuticals, Inc. *	905,904

		4,536,845

	Building Materials — 0.4%
29,600	Apogee Enterprises, Inc.	475,672
48,100	Gibraltar Industries, Inc. *	499,278

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Building Materials — continued
13,600	USG Corp. * ‡	259,080

		1,234,030

	Chemicals — 2.5%
17,900	A. Schulman, Inc. ‡	355,315
32,850	Ashland, Inc.	2,276,833
5,600	Chemtura Corp. *	81,200
33,825	Cytec Industries, Inc.	1,983,498
1,600	Georgia Gulf Corp.	41,072
3,200	Huntsman Corp.	41,408
14,500	Innospec, Inc. *	429,345
650	Kraton Performance Polymers, Inc. *	14,242
3,800	Minerals Technologies, Inc.	242,364
4,900	PolyOne Corp.	67,032
5,700	Sensient Technologies Corp.	209,361
5,730	Stepan Co.	539,651
14,000	TPC Group, Inc. *	517,300
21,300	Valspar Corp.	1,118,037

		7,916,658

	Coal — 0.2%
18,900	Alpha Natural Resources, Inc. *	164,619
10,180	Cloud Peak Energy, Inc. *	172,144
167,000	Patriot Coal Corp. * ‡	203,740

		540,503

	Commercial Services — 5.0%
28,050	ABM Industries, Inc.	548,658
92,900	Career Education Corp. *	621,501
6,110	Chemed Corp. ‡	369,288
79,390	Convergys Corp.	1,172,590
197,700	Corinthian Colleges, Inc. * ‡	571,353
31,035	Equifax, Inc.	1,446,231
73,970	Geo Group (The), Inc. *	1,680,599
15,700	Heidrick & Struggles International, Inc.	274,750
143,400	Hertz Global Holdings, Inc. *	1,835,520
16,780	Insperity, Inc.	453,899
12,457	Ituran Location and Control, Ltd.	136,653
4,800	Kforce, Inc. *	64,608
24,500	Korn/Ferry International *	351,575
11,900	Lincoln Educational Services Corp.	77,350
5,700	Quad/Graphics, Inc. ‡	81,966
35,010	Rent-A-Center, Inc.	1,181,237
11,400	SEI Investments Co. ‡	226,746
80,980	Service Corp. International ‡	1,001,723
15,810	Standard Parking Corp. * ‡	340,231
29,600	Stewart Enterprises, Inc. Class A ‡	211,344
9,100	TeleTech Holdings, Inc. *	145,600
10,820	Total System Services, Inc.	258,923
15,200	TrueBlue, Inc. *	235,296
62,675	United Rentals, Inc. *	2,133,457

		15,421,098

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Computers — 2.9%
286,516	Brocade Communications Systems, Inc. * ‡	1,412,524
218,400	Cadence Design Systems, Inc. *	2,400,216
36,975	Diebold, Inc.	1,364,747
25,620	DST Systems, Inc.	1,391,422
7,500	j2 Global, Inc. ‡	198,150
2,970	MTS Systems Corp. ‡	114,494
138,400	Quantum Corp. *	280,952
30,700	Sykes Enterprises, Inc. *	489,972
33,700	Unisys Corp. * ‡	658,835
66,900	Xyratex, Ltd.	756,639

		9,067,951

	Cosmetics & Personal Care — 1.0%
67,780	Elizabeth Arden, Inc. *	2,630,542
5,700	Inter Parfums, Inc.	98,439
69,400	Skilled Healthcare Group, Inc. Class A *	435,832

		3,164,813

	Distribution & Wholesale — 0.7%
63,820	Ingram Micro, Inc. Class A *	1,114,936
11,500	Owens & Minor, Inc.	352,245
5,100	Tech Data Corp. *	245,667
7,111	WESCO International, Inc. *	409,238

		2,122,086

	Diversified Financial Services — 2.2%
12,300	Artio Global Investors, Inc. ‡	43,050
36,360	BGC Partners, Inc. Class A	213,433
7,600	Cohen & Steers, Inc. ‡	262,276
31,525	Invesco, Ltd.	712,465
26,800	Investment Technology Group, Inc. *	246,560
36,200	Knight Capital Group, Inc. Class A *	432,228
8,800	Nelnet, Inc. Class A	202,400
7,040	Oppenheimer Holdings, Inc. Class A	110,669
74,400	Raymond James Financial, Inc.	2,547,456
134,225	SLM Corp.	2,108,675

		6,879,212

	Electric — 2.9%
2,200	Alliant Energy Corp.	100,254
20,780	Avista Corp.	554,826
3,900	CH Energy Group, Inc.	256,191
45,400	Cleco Corp.	1,899,082
85,700	CMS Energy Corp.	2,013,950
7,700	El Paso Electric Co.	255,332
9,200	MGE Energy, Inc.	435,160
5,300	OGE Energy Corp.	274,487
15,000	Otter Tail Corp.	343,050
14,700	Pinnacle West Capital Corp.	760,578
61,450	PNM Resources, Inc. ‡	1,200,733
21,900	Portland General Electric Co.	583,854
8,400	TECO Energy, Inc.	151,704

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Electric — continued
3,310	UNS Energy Corp. ‡	127,137

		8,956,338

	Electrical Components & Equipment — 0.1%
1,100	Energizer Holdings, Inc. * ‡	82,775
6,400	EnerSys *	224,448
1,900	General Cable Corp. *	49,286

		356,509

	Electronics — 2.9%
4,200	Analogic Corp. ‡	260,400
39,262	Arrow Electronics, Inc. *	1,288,186
43,994	Avnet, Inc. *	1,357,655
5,100	AVX Corp.	54,519
29,304	Coherent, Inc. *	1,268,863
7,610	Cubic Corp. ‡	365,889
27,030	Daktronics, Inc.	186,778
31,800	FEI Co. *	1,521,312
39,825	Jabil Circuit, Inc.	809,642
70,550	PerkinElmer, Inc.	1,820,190
9,200	Sanmina-SCI Corp. *	75,348
15,100	Vishay Intertechnology, Inc. *	142,393

		9,151,175

	Engineering & Construction — 0.8%
2,700	AECOM Technology Corp. *	44,415
1,500	Granite Construction, Inc.	39,165
49,450	KBR, Inc.	1,221,910
16,300	Mistras Group, Inc. * ‡	428,364
26,000	Orion Marine Group, Inc. *	180,960
12,600	URS Corp.	439,488

		2,354,302

	Entertainment — 0.9%
7,590	Ascent Media Corp. *	392,782
27,170	DreamWorks Animation SKG, Inc. Class A * ‡	517,860
4,400	International Speedway Corp. Class A	115,192
46,290	Madison Square Garden, Inc. *	1,733,098

		2,758,932

	Environmental Control — 0.0%
22,600	Metalico, Inc. *	49,720

	Food — 2.8%
38,300	Dean Foods Co. *	652,249
49,000	Fresh Del Monte Produce, Inc.	1,150,030
10,825	Hain Celestial Group (The), Inc. *	595,808
45,100	Harris Teeter Supermarkets, Inc.	1,848,649
23,400	Hormel Foods Corp.	711,828
12,184	Industries Bachoco, S.A.B., Sponsored ADR	267,439

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Food — continued
1,000	Ingredion, Inc.	49,520
9,460	J&J Snack Foods Corp.	559,086
28,600	Nash Finch Co.	614,328
18,500	Smithfield Foods, Inc. *	400,155
18,250	TreeHouse Foods, Inc. *	1,136,792
17,593	Village Super Market, Inc. Class A	573,180

		8,559,064

	Forest Products & Paper — 2.0%
103,900	Boise, Inc.	683,662
14,500	Buckeye Technologies, Inc.	413,105
48,700	Clearwater Paper Corp. *	1,661,644
16,000	Deltic Timber Corp.	975,680
7,600	Domtar Corp.	582,996
19,200	Glatfelter	314,304
54,575	MeadWestvaco Corp.	1,569,031
6,000	Wausau Paper Corp. ‡	58,380

		6,258,802

	Gas — 2.2%
8,200	Atmos Energy Corp.	287,574
65,010	Energen Corp.	2,933,901
21,700	Laclede Group (The), Inc.	863,877
3,000	New Jersey Resources Corp.	130,830
97,300	NiSource, Inc.	2,408,175
9,370	UGI Corp.	275,759

		6,900,116

	Hand & Machine Tools — 0.3%
13,525	Snap-on, Inc.	841,931

	Health Care - Products — 1.7%
18,200	CONMED Corp.	503,594
8,800	Hanger Orthopedic Group, Inc. *	225,632
33,180	Hill-Rom Holdings, Inc.	1,023,603
35,690	ICU Medical, Inc. *	1,905,132
30,700	Invacare Corp.	473,701
8,700	Natus Medical, Inc. *	101,094
31,430	STERIS Corp.	985,959

		5,218,715

	Health Care - Services — 0.9%
10,500	Almost Family, Inc. * ‡	234,570
9,800	Amedisys, Inc. * ‡	122,010
23,600	Community Health Systems, Inc. *	661,508
18,270	Ensign Group (The), Inc. ‡	516,493
28,200	Gentiva Health Services, Inc. *	195,426
5,500	Health Net, Inc. *	133,485
7,800	Magellan Health Services, Inc. *	353,574
1,800	Molina Healthcare, Inc. *	42,228
12,300	Select Medical Holdings Corp. *	124,353

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued
10,300	WellCare Health Plans, Inc. *	545,900

		2,929,547

	Home Builders — 0.6%
14,300	Beazer Homes USA, Inc. *	46,475
36,525	MDC Holdings, Inc. ‡	1,193,272
32,600	PulteGroup, Inc. *	348,820
8,800	Thor Industries, Inc.	241,208

		1,829,775

	Home Furnishings — 0.3%
35,200	Ethan Allen Interiors, Inc.	701,536
30,200	La-Z-Boy, Inc. * ‡	371,158

		1,072,694

	Household Products & Wares — 0.3%
6,700	Church & Dwight Co., Inc. ‡	371,649
7,100	Helen of Troy, Ltd. *	240,619
18,700	Prestige Brands Holdings, Inc. * ‡	295,647
400	Spectrum Brands Holdings, Inc. *	13,028

		920,943

	Insurance — 9.1%
3,213	Alleghany Corp. *	1,091,617
33,050	Allied World Assurance Co. Holdings, Ltd.	2,626,483
71,570	Alterra Capital Holdings, Ltd.	1,671,160
17,200	American Financial Group, Inc.	674,756
3,300	Amtrust Financial Services, Inc. ‡	98,043
38,525	Arch Capital Group, Ltd. *	1,529,057
6,800	Argo Group International Holdings, Ltd.	199,036
6,700	Arthur J. Gallagher & Co.	234,969
2,900	Aspen Insurance Holdings, Ltd.	83,810
18,300	Assurant, Inc. ‡	637,572
35,600	Assured Guaranty, Ltd.	501,960
34,700	Axis Capital Holdings, Ltd.	1,129,485
17,700	CNO Financial Group, Inc.	138,060
4,100	Endurance Specialty Holdings, Ltd.	157,112
10,400	Everest Re Group, Ltd.	1,076,296
6,800	HCC Insurance Holdings, Inc.	213,520
47,600	Horace Mann Educators Corp.	832,048
15,600	Infinity Property & Casualty Corp.	899,652
500	Kemper Corp.	15,375
116,750	Lincoln National Corp.	2,553,322
67,100	Meadowbrook Insurance Group, Inc.	589,809
2,800	Mercury General Corp.	116,676
6,655	Navigators Group, Inc. *	333,083
24,990	PartnerRe, Ltd.	1,890,993
13,400	Primerica, Inc.	358,182
5,200	ProAssurance Corp.	463,268
5,900	Protective Life Corp.	173,519
26,390	Reinsurance Group of America, Inc.	1,404,212
3,600	RLI Corp.	245,520

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
32,300	Symetra Financial Corp.	407,626
29,760	Tower Group, Inc. ‡	621,091
63,900	Validus Holdings, Ltd. ‡	2,046,717
3,049	White Mountains Insurance Group, Ltd.	1,590,816
25,300	Willis Group Holdings Plc	923,197
22,480	WR Berkley Corp.	874,922

		28,402,964

	Internet — 0.9%
26,800	Blucora, Inc. * ‡	330,176
14,000	Digital River, Inc. *	232,680
14,100	IAC/InterActiveCorp	642,960
37,000	United Online, Inc. ‡	156,140
89,100	ValueClick, Inc. *	1,460,349

		2,822,305

	Investment Companies — 0.6%
58,000	American Capital, Ltd. *	584,060
11,000	Apollo Investment Corp.	84,480
14,400	BlackRock Kelso Capital Corp. ‡	140,544
4,660	Capital Southwest Corp.	479,234
89,600	MCG Capital Corp. ‡	412,160
7,200	Solar Capital, Ltd.	160,272

		1,860,750

	Iron & Steel — 0.2%
8,100	Schnitzer Steel Industries, Inc. Class A ‡	226,962
25,400	Steel Dynamics, Inc.	298,450

		525,412

	Leisure Time — 0.0%
6,690	WMS Industries, Inc. *	133,466

	Lodging — 0.8%
49,050	Ameristar Casinos, Inc.	871,619
6,000	Boyd Gaming Corp. * ‡	43,200
29,125	Wyndham Worldwide Corp.	1,536,052

		2,450,871

	Machinery - Diversified — 1.0%
21,750	AGCO Corp. *	994,627
8,100	Albany International Corp. Class A ‡	151,551
14,075	Applied Industrial Technologies, Inc.	518,664
17,900	Kadant, Inc. *	419,755
6,350	Middleby Corp. *	632,524
3,600	NACCO Industries, Inc. Class A	418,500

		3,135,621

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Media — 0.7%
37,480	Dolan Co. (The) *	252,240
29,500	Gannett Co., Inc. ‡	434,535
32,400	McClatchy Co. (The) Class A * ‡	71,280
19,000	Scholastic Corp.	535,040
9,200	Scripps Networks Interactive, Inc. Class A	523,112
28,800	World Wrestling Entertainment, Inc. Class A	225,216

		2,041,423

	Metal Fabricate & Hardware — 1.3%
26,400	CIRCOR International, Inc.	899,976
65,200	Timken Co. (The)	2,985,508

		3,885,484

	Mining — 1.3%
176,120	AuRico Gold, Inc. *	1,410,721
183,300	Aurizon Mines, Ltd. *	826,683
6,300	Coeur d’Alene Mines Corp. *	110,628
3,400	Horsehead Holding Corp. *	33,864
2,000	Materion Corp.	46,060
119,525	Noranda Aluminum Holding Corp.	951,419
250,700	Thompson Creek Metals Co., Inc. * ‡	799,733

		4,179,108

	Miscellaneous - Manufacturing — 2.2%
5,850	Aptargroup, Inc.	298,643
41,625	Barnes Group, Inc.	1,011,071
24,190	Brink’s Co. (The)	560,724
29,700	Ceradyne, Inc.	761,805
1,500	Crane Co.	54,570
10,800	FreightCar America, Inc.	248,076
160,664	Griffon Corp.	1,378,497
900	Harsco Corp.	18,342
20,580	John Bean Technologies Corp.	279,271
22,100	STR Holdings, Inc. * ‡	100,776
2,400	Teleflex, Inc.	146,184
44,200	Trimas Corp. *	888,420
42,825	Trinity Industries, Inc.	1,069,768

		6,816,147

	Office Furnishings — 0.2%
29,475	HNI Corp.	758,981

	Oil & Gas — 3.0%
31,500	Carrizo Oil & Gas, Inc. *	740,565
7,500	Contango Oil & Gas Co. *	444,000
22,700	Delek US Holdings, Inc.	399,293
70,714	Denbury Resources, Inc. *	1,068,488
18,640	Endeavour International Corp. * ‡	156,576
27,100	Energy Partners, Ltd. *	457,990
1,000	Helmerich & Payne, Inc.	43,480
78,225	HollyFrontier Corp.	2,771,512

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
45,660	Miller Energy Resources, Inc. * ‡	228,300
99,000	Parker Drilling Co. *	446,490
17,060	Patterson-UTI Energy, Inc. ‡	248,393
8,100	Penn Virginia Corp.	59,454
27,870	Resolute Energy Corp. * ‡	266,716
17,860	Rex Energy Corp. * ‡	200,211
9,300	Stone Energy Corp. *	235,662
900	Unit Corp. *	33,201
113,730	Vaalco Energy, Inc. * ‡	981,490
16,600	W&T Offshore, Inc. ‡	253,980
15,600	Western Refining, Inc. ‡	347,412

		9,383,213

	Oil & Gas Services — 1.3%
7,400	Dawson Geophysical Co. *	176,268
33,900	Helix Energy Solutions Group, Inc. *	556,299
9,800	Newpark Resources *	57,820
18,150	Oil States International, Inc. *	1,201,530
60,125	Superior Energy Services *	1,216,329
43,220	TETRA Technologies, Inc. *	308,158
57,100	Willbros Group, Inc. *	368,866

		3,885,270

	Pharmaceuticals — 2.2%
34,900	Allos Therapeutics, Inc. *	62,471
19,750	Herbalife, Ltd.	954,518
21,800	Hi-Tech Pharmacal Co., Inc. *	706,320
23,275	Jazz Pharmaceuticals Plc *	1,047,608
89,700	KV Pharmaceutical Co. Class A * ‡	48,438
30,200	Omega Protein Corp. *	222,272
28,200	Omnicare, Inc.	880,686
21,400	Salix Pharmaceuticals, Ltd. *	1,165,016
39,350	Sirona Dental Systems, Inc. *	1,771,143
2,100	ViroPharma, Inc. * ‡	49,770

		6,908,242

	Pipelines — 0.1%
10,400	Crosstex Energy, Inc. ‡	145,600
10,300	Questar Corp.	214,858

		360,458

	Real Estate — 0.8%
10,190	FirstService Corp. *	285,014
146,700	Forestar Group, Inc. *	1,879,227
24,560	Hilltop Holdings, Inc. *	253,214

		2,417,455

	REITS — 7.4%
4,200	Alexandria Real Estate Equities, Inc. REIT	305,424
2,300	American Assets Trust, Inc. REIT	55,775
43,375	American Capital Agency Corp. REIT ‡	1,457,834

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
32,125	American Capital Mortgage Investment Corp. REIT ‡	767,145
8,200	Anworth Mortgage Asset Corp. REIT	57,810
10,000	Ashford Hospitality Trust, Inc. REIT	84,300
29,500	Associated Estates Realty Corp. REIT	441,025
132,850	BioMed Realty Trust, Inc. REIT	2,481,638
164,150	Brandywine Realty Trust REIT	2,025,611
5,100	Camden Property Trust REIT	345,117
6,900	Campus Crest Communities, Inc. REIT	71,691
4,600	Capstead Mortgage Corp. REIT	63,986
100,875	CBL & Associates Properties, Inc. REIT	1,971,098
2,800	Chesapeake Lodging Trust REIT	48,216
66,100	Chimera Investment Corp. REIT	155,996
7,475	CommonWealth REIT	142,922
16,400	Coresite Realty Corp. REIT	423,448
6,600	CubeSmart REIT	77,022
2,900	Douglas Emmett, Inc. REIT	66,990
35,250	DuPont Fabros Technology, Inc. REIT ‡	1,006,740
1,000	EastGroup Properties, Inc. REIT	53,300
7,900	Entertainment Properties Trust REIT	324,769
100	Essex Property Trust, Inc. REIT	15,392
3,800	Federal Realty Investment Trust REIT	395,542
13,600	First Industrial Realty Trust, Inc. REIT *	171,632
3,200	Getty Realty Corp. REIT ‡	61,280
18,400	Government Properties Income Trust REIT	416,208
3,600	Hatteras Financial Corp. REIT	102,960
19,400	Home Properties, Inc. REIT ‡	1,190,384
19,300	Hospitality Properties Trust REIT	478,061
48,400	Inland Real Estate Corp. REIT	405,592
3,200	Invesco Mortgage Capital, Inc. REIT	58,688
4,500	Investors Real Estate Trust REIT	35,550
6,400	iStar Financial, Inc. REIT * ‡	41,280
1,273	Lexington Realty Trust REIT ‡	10,782
5,400	Liberty Property Trust REIT ‡	198,936
24,700	LTC Properties, Inc. REIT	896,116
9,000	Mack-Cali Realty Corp. REIT	261,630
18,800	MFA Financial, Inc. REIT	148,332
4,100	National Health Investors, Inc. REIT	208,772
8,200	National Retail Properties, Inc. REIT	231,978
19,200	Piedmont Office Realty Trust, Inc. REIT	330,432
10,100	Post Properties, Inc. REIT	494,395
13,200	Potlatch Corp. REIT ‡	421,608
3,200	PS Business Parks, Inc. REIT	216,704
36,100	Ramco-Gershenson Properties Trust REIT	453,777
14,100	Rayonier, Inc. REIT	633,090
7,900	Realty Income Corp. REIT ‡	329,983
6,000	Redwood Trust, Inc. REIT	74,880
21,600	Retail Opportunity Investments Corp. REIT	260,496
30,200	Sabra Healthcare, Inc. REIT	516,722
15,900	Senior Housing Properties Trust REIT	354,888
2,100	Sovran Self Storage, Inc. REIT	105,189
3,200	Starwood Property Trust, Inc. REIT	68,192
2,200	Tanger Factory Outlet Centers REIT ‡	70,510
18,600	Urstadt Biddle Properties, Inc. REIT Class A	367,722
3,800	Washington Real Estate Investment Trust REIT	108,110
8,600	Weingarten Realty Investors REIT	226,524

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
28,900	Winthrop Realty Trust REIT ‡	351,424

		23,141,618

	Retail — 8.3%
9,430	Abercrombie & Fitch Co. Class A	321,940
35,200	bebe stores, inc.	206,624
56,580	Big Lots, Inc. *	2,307,898
91,080	Bob Evans Farms, Inc.	3,661,416
35,164	Brinker International, Inc.	1,120,677
11,450	Casey’s General Stores, Inc.	675,436
7,000	Chico’s FAS, Inc.	103,880
9,300	Childrens Place Retail Stores (The), Inc. *	463,419
13,620	Cracker Barrel Old Country Store, Inc. ‡	855,336
1,700	Dillard’s, Inc. Class A ‡	108,256
25,900	Fifth & Pacific Cos., Inc. *	277,907
112,125	Foot Locker, Inc.	3,428,782
53,240	Fred’s, Inc. Class A	814,040
39,600	GameStop Corp. Class A ‡	727,056
54,300	GNC Holdings, Inc. Class A	2,128,560
42,400	hhgregg, Inc. * ‡	479,544
91,400	HOT Topic, Inc. ‡	885,666
53,800	Insight Enterprises, Inc. *	905,454
20,950	Nu Skin Enterprises, Inc. Class A ‡	982,555
30,900	Pacific Sunwear of California, Inc. * ‡	56,547
4,900	Papa John’s International, Inc. * ‡	233,093
16,630	Pep Boys — Manny, Moe & Jack (The) ‡	164,637
98,450	Pier 1 Imports, Inc.	1,617,533
18,000	PVH Corp.	1,400,220
6,300	Red Robin Gourmet Burgers, Inc. *	192,213
36,400	Regis Corp. ‡	653,744
115,200	Rite Aid Corp. *	161,280
1,100	Signet Jewelers, Ltd.	48,411
305,200	Wet Seal (The), Inc. Class A *	964,432

		25,946,556

	Savings & Loans — 0.5%
28,300	Capitol Federal Financial, Inc.	336,204
34,500	Oritani Financial Corp. ‡	496,455
14,100	Provident Financial Services, Inc. ‡	216,435
37,700	Washington Federal, Inc.	636,753

		1,685,847

	Semiconductors — 2.6%
11,700	Amtech Systems, Inc. *	43,992
16,100	Entegris, Inc. *	137,494
12,600	Formfactor, Inc. * ‡	81,522
24,000	Integrated Silicon Solution, Inc. *	242,160
64,500	Kulicke & Soffa Industries, Inc. *	575,340
24,812	Lam Research Corp. *	936,405
44,000	LTX-Credence Corp. *	294,800
42,400	MKS Instruments, Inc.	1,226,632
20,800	Photronics, Inc. * ‡	126,880
163,800	PMC-Sierra, Inc. *	1,005,732

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued
35,800	Rudolph Technologies, Inc. *	312,176
62,200	Skyworks Solutions, Inc. *	1,702,414
99,200	Teradyne, Inc. *	1,394,752

		8,080,299

	Software — 0.9%
9,100	Acxiom Corp. *	137,501
37,040	CSG Systems International, Inc. * ‡	640,051
22,775	Fidelity National Information Services, Inc.	776,172
6,850	Mantech International Corp.	160,770
75,100	Schawk, Inc. ‡	953,770
5,100	SYNNEX Corp. *	175,899

		2,844,163

	Telecommunications — 1.2%
10,140	Atlantic Tele-Network, Inc.	342,022
19,500	Comtech Telecommunications Corp.	557,310
5,700	Consolidated Communications Holdings, Inc. ‡	84,360
2,500	GeoEye, Inc. *	38,700
29,100	IDT Corp. Class B	285,471
21,900	Leap Wireless International, Inc. *	140,817
40,370	NeuStar, Inc. Class A *	1,348,358
20,400	Oplink Communications, Inc. *	276,012
32,400	Opnext, Inc. * ‡	40,824
38,400	TeleNav, Inc. * ‡	235,392
18,600	USA Mobility, Inc.	239,196

		3,588,462

	Textiles — 0.6%
17,635	G&K Services, Inc. Class A	550,036
19,955	UniFirst Corp. ‡	1,272,131

		1,822,167

	Toys, Games & Hobbies — 0.0%
5,700	JAKKS Pacific, Inc. ‡	91,257

	Transportation — 0.8%
32,800	Air Transport Services Group, Inc. *	170,560
48,200	Arkansas Best Corp.	607,320
4,100	Bristow Group, Inc.	166,747
24,460	Nordic American Tankers, Ltd. ‡	331,922
22,900	Ryder System, Inc.	824,629
12,700	Ship Finance International, Ltd. ‡	198,501
7,500	Werner Enterprises, Inc.	179,175

		2,478,854

	Trucking & Leasing — 0.3%
85,420	Aircastle, Ltd.	1,029,311

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Water — 0.5%
11,200	American States Water Co.	443,296
29,775	American Water Works Co., Inc.	1,020,687

		1,463,983

	TOTAL COMMON STOCKS (COST $281,305,845)	297,003,365

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.3%

	Bank Deposit — 2.2%
6,734,873	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	6,734,873

	Securities Lending Collateral — 6.1%
19,058,583	State Street Navigator Securities Lending Prime Portfolio ***	19,058,583

	TOTAL SHORT-TERM INVESTMENTS (COST $25,793,456)	25,793,456

	TOTAL INVESTMENTS — 103.7% (COST $307,099,301)	322,796,821
	Other Assets and Liabilities (net) — (3.7)%	(11,426,928)

	NET ASSETS — 100.0%	$311,369,893

Notes to Schedule of Investments:

ADR — American Depository Receipt
REIT — Real Estate Investment Trust
*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund (formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.4
Short-Term Investments	8.3
Other Assets and Liabilities (net)	(3.7)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Argentina — 0.0%
26,176	YPF SA, Sponsored ADR	323,274

	Australia — 3.7%
60,686	Ansell, Ltd.	825,012
32,145	ASX, Ltd.	987,585
294,129	BGP Holdings Plc ¤	—
218,744	BHP Billiton, Ltd.	7,141,100
1,800,795	Boart Longyear Group	5,379,499
206,756	Brambles, Ltd.	1,313,373
102,960	Caltex Australia, Ltd.	1,440,536
246,996	Computershare, Ltd.	1,891,009
67,405	Crown, Ltd.	589,681
18,923	CSL, Ltd.	768,649
1,003,582	Emeco Holdings, Ltd.	908,669
109,873	Flight Centre, Ltd. ‡	2,153,804
1,180,117	Fortescue Metals Group, Ltd. ‡	6,040,368
164,790	GrainCorp, Ltd.	1,618,718
98,334	iiNET, Ltd.	312,103
1,785,992	Insurance Australia Group, Ltd.	6,409,865
475,424	Metcash, Ltd. ‡	1,648,131
40,078	Monadelphous Group, Ltd.	907,848
916,690	Mount Gibson Iron, Ltd.	818,791
55,769	National Australia Bank, Ltd.	1,356,424
79,569	NRW Holdings, Ltd.	249,884
113,066	OZ Minerals, Ltd.	918,850
17,820	Rio Tinto, Ltd.	1,049,026
568,367	Sigma Pharmaceuticals, Ltd.	359,543
1,381,294	Spark Infrastructure Group	2,162,771
283,124	Suncorp-Metway, Ltd.	2,366,485
61,006	Super Retail Group, Ltd.	454,032
132,291	Sydney Airport	394,752
3,089,214	Telstra Corp., Ltd.	11,723,894
207,158	TPG Telecom, Ltd.	371,993
125,230	Treasury Wine Estates, Ltd.	561,260
64,063	Wesfarmers, Ltd.	1,975,216

	Total Australia	65,098,871

	Austria — 0.1%
64,407	OMV AG	2,027,616

	Belgium — 1.1%
40,995	Anheuser-Busch InBev NV, Sponsored ADR	3,265,252
99,783	Anheuser-Busch InBev NV	7,779,170
2,596	Barco NV	131,795
88,999	Belgacom SA	2,535,715
58,617	Delhaize Group	2,152,954
20,411	KBC Ancora *	179,726
25,894	KBC Groep NV	551,242
21,547	Solvay SA	2,137,685
28,619	UCB SA	1,448,213

	Total Belgium	20,181,752

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Bermuda — 0.7%

538,487	Catlin Group, Ltd.	3,597,716
3,088	Credicorp, Ltd.	388,748
1,198,633	Esprit Holdings, Ltd.	1,542,225
381,950	Hiscox, Ltd.	2,562,361
257,000	Hongkong Land Holdings, Ltd.	1,479,903
1,330,000	Huabao International Holdings, Ltd.	654,735
25,600	Jardine Matheson Holdings, Ltd.	1,246,661
386,000	Yue Yuen Industrial Holdings	1,205,213

	Total Bermuda	12,677,562

	Brazil — 1.7%
189,739	Banco do Brasil SA	1,835,866
463,125	BR Malls Participacoes SA	5,277,255
151,640	CCR SA	1,226,823
49,583	Cia de Bebidas das Americas, ADR	1,900,516
27,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,060,517
93,200	Cia Siderurgica Nacional SA, Sponsored ADR	528,444
100,352	Cielo SA	2,937,301
29,275	Companhia Energetica de Minas Gerais, Sponsored ADR	539,246
16,849	CPFL Energia SA, ADR	421,057
15,883	Embraer SA, ADR	421,376
66,900	Iochpe Maxion SA	775,575
263,634	Itau Unibanco Holding SA, ADR	3,669,785
46,600	Natura Cosmeticos SA	1,085,090
179,893	Petroleo Brasileiro SA, Sponsored ADR	3,263,259
136,718	Redecard SA	2,225,067
59,680	Souza Cruz SA	871,642
31,900	Tractebel Energia SA	587,126
89,800	Vale SA, Sponsored ADR	1,782,530

	Total Brazil	30,408,475

	Canada — 1.1%
16,631	Alimentation Couche Tard, Inc. Class B	725,307
11,977	Brookfield Asset Management, Inc. Class A	396,042
257,946	Cameco Corp. ‡	5,660,162
27,100	First Quantum Minerals, Ltd.	478,493
229,882	Gildan Activewear, Inc.	6,325,166
1,200	Pacific Rubiales Energy Corp.	25,378
124,772	Potash Corp. of Saskatchewan (Toronto Exchange)	5,446,421
10,412	Shoppers Drug Mart Corp. (Toronto Exchange) ‡	419,258

	Total Canada	19,476,227

	Cayman Islands — 0.8%
8,910	Baidu, Inc., Sponsored ADR *	1,024,472
249,000	Belle International Holdings, Ltd.	426,617
935,000	Dongyue Group	439,436
15,064	NetEase, Inc., ADR *	886,516
1,595,078	Sands China, Ltd.	5,110,318
203,500	Tencent Holdings, Ltd.	6,010,310
333,000	Want Want China Holdings, Ltd.	412,884

	Total Cayman Islands	14,310,553

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Chile — 0.1%
10,411	Banco Santander Chile, ADR	806,748
53,053	SACI Falabella	483,212
7,440	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	414,185

	Total Chile	1,704,145

	China — 0.4%
980,000	China Communications Construction Co., Ltd.	869,594
2,161,190	China Construction Bank Corp. Class H	1,490,295
806,000	China Petroleum & Chemical Corp. Class H	722,625
103,500	China Shenhua Energy Co., Ltd.	365,052
494,000	Dongfeng Motor Group Co., Ltd. Class H	774,100
642,000	PetroChina Co., Ltd. Class H	835,566
74,000	Ping An Insurance Group Co. Class H	596,757
2,444,000	Sinopec Shanghai Petrochemical Co., Ltd.	716,229
110,900	Weichai Power Co., Ltd. *	443,597
1,312,000	Zhejiang Expressway Co., Ltd.	865,243

	Total China	7,679,058

	Colombia — 0.1%
400,136	Ecopetrol SA	1,117,592

	Denmark — 2.0%
13,503	Carlsberg AS Class B	1,067,033
9,328	Coloplast AS Class B	1,681,313
85,935	Danske Bank AS *	1,200,750
22,740	FLSmidth & Co. AS	1,250,510
111,841	GN Store Nord AS	1,357,345
23,532	Jyske Bank AS *	636,047
119,873	Novo Nordisk AS	17,391,592
31,056	Novo Nordisk AS, Sponsored ADR	4,513,679
38,317	Sydbank AS *	624,021
651,433	TDC AS	4,540,942
75,836	Vestas Wind Systems AS * ‡	420,570

	Total Denmark	34,683,802

	Egypt — 0.1%
165,917	Commercial International Bank	711,940
15,735	Eastern Tobacco	207,774
20,431	Orascom Construction Industries	853,189

	Total Egypt	1,772,903

	Finland — 0.8%
326,537	Fortum OYJ	6,221,733
284,505	Nokia OYJ	587,736
816,505	Nokia OYJ, Sponsored ADR	1,690,165
82,854	Orion OYJ Class B	1,576,178
227,451	Stora Enso OYJ	1,407,750
113,170	Tieto OYJ	1,814,803
127,774	UPM-Kymmene OYJ	1,452,219

	Total Finland	14,750,584

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	France — 8.2%
3,170	April Group	45,180
24,737	Arkema SA	1,625,374
560,832	AXA SA	7,527,353
248,436	BNP Paribas	9,617,479
69,125	Bouygues SA	1,868,014
7,073	Carrefour SA ‡	131,061
12,041	CFAO SA	572,186
226,503	Cie Generale de Geophysique-Veritas *	5,868,747
29,244	Cie Generale des Etablissements Michelin	1,918,060
51,935	CNP Assurances * ‡	636,321
427,154	Credit Agricole SA *	1,890,835
214,748	Danone SA	13,369,468
93,123	Dassault Systemes SA	8,772,703
4,332	Edenred	123,268
24,539	Essilor International	2,285,922
21,762	Euler Hermes SA	1,414,637
12,717	Eurazeo	491,638
321,627	Faurecia ‡	5,381,824
425,146	France Telecom SA	5,610,469
30,206	France Telecom SA, Sponsored ADR	396,001
18,437	GameLoft SA *	115,030
5,505	Gecina SA REIT	493,952
3,383	Ipsen SA	84,173
28,746	L’Oreal	3,376,844
127,903	Legrand SA	4,362,197
32,999	LVMH Moet Hennessy Louis Vuitton SA	5,043,763
709,248	Natixis	1,924,638
56,027	Neopost SA ‡	2,998,608
68,309	PagesJaunes Groupe *	149,100
3,087	Parrot SA *	91,273
84,940	Pernod-Ricard SA ‡	9,112,075
8,084	Plastic Omnium SA	202,884
7,086	PPR	1,014,717
6,129	Remy Cointreau SA	673,367
87,860	Renault SA	3,532,713
44,369	Sanofi, ADR	1,676,261
203,926	Sanofi-Aventis	15,507,313
33,487	Schneider Electric SA	1,871,087
295,973	SCOR SE	7,201,159
190,799	Societe Generale *	4,511,111
1,329	Societe Internationale de Plantations d’Heveas SA	113,312
90,102	Technicolor * ‡	215,025
105,216	Total SA ‡	4,761,630
132,463	UBISOFT Entertainment *	891,741
6,200	Unibail-Rodamco REIT	1,147,085
79,592	Valeo SA ‡	3,307,122
136,277	Vivendi SA	2,540,583

	Total France	146,465,303

	Germany — 7.3%
4,018	Adidas AG	288,991
21,502	ADVA AG Optical Networking *	111,742
15,614	Allianz AG	1,574,469
34,244	Aurubis AG	1,655,526
24,594	BASF SE	1,713,798
343,847	Bayer AG	24,863,902

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
109,696	Bayerische Motoren Werke AG	7,970,644
26,988	Beiersdorf AG	1,755,975
20,540	Brenntag AG	2,278,674
118,523	Continental AG	9,907,704
103,172	DaimlerChrysler AG	4,653,068
29,530	Deutsche Boerse AG	1,598,272
431,193	Deutsche Post AG	7,658,335
266,702	Deutsche Wohnen AG	4,507,073
121,531	Deutz AG *	619,583
11,608	Freenet AG ‡	169,192
23,273	Fresenius Medical Care AG & Co. KGaA	1,651,923
127,227	Fresenius SE	13,229,842
240,802	GEA Group AG	6,411,806
88,593	GSW Immobilien AG ‡	3,035,268
35,401	Hannover Rueckversicherung AG	2,107,937
6,445	Henkel AG & Co. KGaA	358,162
86,114	Infineon Technologies AG	585,530
22,885	Kabel Deutschland Holding AG *	1,428,192
27,394	Lanxess AG	1,732,829
61,520	Leoni AG	2,353,342
39,769	Linde AG	6,211,719
26,120	Merck Kgaa	2,613,877
27,319	MTU Aero Engines Holding AG	2,011,510
12,863	Muenchener Rueckver AG	1,819,930
45,802	RWE AG	1,877,590
103,209	SAP AG	6,111,955
84,208	Symrise AG	2,565,189
91,950	TAG Immobilien AG ‡	866,464
112	United Internet AG	1,928
10,991	Volkswagen AG	1,662,897

	Total Germany	129,964,838

	Greece — 0.0%
68,651	Intralot SA-Integrated Lottery Systems & Services	78,065
25,805	JUMBO SA *	100,744
72,007	OPAP SA	454,404
32,197	Public Power Corp. SA	77,418

	Total Greece	710,631

	Hong Kong — 1.6%
424,400	AIA Group, Ltd.	1,463,516
676,000	Cathay Pacific Airways, Ltd.	1,095,369
276,500	China Mobile, Ltd.	3,042,893
21,880	China Mobile, Ltd., Sponsored ADR	1,196,180
2,337,800	China Resources Power Holdings Co., Ltd.	4,813,800
751,830	China Unicom Hong Kong, Ltd.	942,749
836,000	CNOOC, Ltd.	1,686,693
156,000	Galaxy Entertainment Group, Ltd. *	391,489
473,000	Hutchison Whampoa, Ltd.	4,091,504
5,629,581	Lenovo Group, Ltd.	4,796,545
536,000	Melco International Development	432,061
1,196,000	New World Development, Ltd.	1,410,618
429,000	SJM Holdings, Ltd.	798,319
489,000	Sun Art Retail Group, Ltd.	537,759

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
110,000	Swire Pacific, Ltd. Class A	1,281,841

	Total Hong Kong	27,981,336

	Hungary — 0.0%
55,079	OTP Bank Nyrt	878,818

	India — 0.5%
16,019	Bajaj Auto, Ltd. *	453,414
78,123	Bank of India	488,357
157,836	Bharat Heavy Electricals, Ltd.	661,217
68,382	HDFC Bank, Ltd.	692,107
43,151	Housing Development Finance Corp.	505,845
7,600	Infosys, Ltd., Sponsored ADR	342,456
167,868	ITC, Ltd.	784,830
68,896	Jindal Steel & Power, Ltd.	582,037
2,762	Nestle India, Ltd.	224,768
65,247	Punjab National Bank	952,091
64,626	Sun Pharmaceutical Industries, Ltd.	735,401
55,513	Tata Consultancy Services, Ltd.	1,277,515
163,359	Tata Motors, Ltd.	711,656

	Total India	8,411,694

	Indonesia — 0.5%
1,242,500	Astra International Tbk PT	908,548
1,340,711	Bank Mandiri Persero Tbk PT	1,037,782
1,169,500	Bank Rakyat Indonesia Persero Tbk PT	800,380
211,500	Indo Tambangraya Megah Tbk PT	814,348
724,500	Perusahaan Gas Negara Persero Tbk PT	273,664
3,237,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	928,721
400,600	Semen Gresik Persero Tbk PT	483,825
207,500	Tambang Batubara Bukit Asam Persero Tbk PT	327,877
44,610	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,553,766
235,500	Unilever Indonesia Tbk PT	576,356
322,914	United Tractors Tbk PT	743,399

	Total Indonesia	8,448,666

	Ireland — 0.5%
315,587	CRH Plc	6,133,127
32,673	Paddy Power Plc	2,136,675

	Total Ireland	8,269,802

	Israel — 0.5%
238,852	Bank Hapoalim, Ltd.	740,641
6,885	NICE Systems, Ltd., Sponsored ADR *	251,991
11,554	NICE Systems, Ltd. *	422,137
176,390	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,956,822

	Total Israel	8,371,591

	Italy — 2.6%
201,561	Assicurazioni Generali Spa ‡	2,742,980
109,963	Azimut Holding Spa	1,135,868

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,068,115	Banca Monte dei Paschi di Siena Spa *	268,717
127,545	Banca Piccolo Credito Valtellinese Scarl	189,379
91,988	Banca Popolare dell’Emilia Romagna Scarl	497,540
571,016	Banca Popolare di Milano Scarl *	274,632
675,596	Beni Stabili Spa REIT	293,570
529,473	Enel Spa ‡	1,713,444
428,417	ENI Spa	9,168,654
32,677	Exor Spa	705,671
335,600	Fiat Spa (MIL Exchange) * ‡	1,702,928
2,571,058	Intesa Sanpaolo Spa ‡	3,687,713
383,751	Intesa Sanpaolo Spa-RSP	440,620
683,071	Mediaset Spa	1,198,405
87,151	Mediobanca Spa	387,018
120,240	Mediolanum Spa	426,061
968,187	Milano Assicurazioni Spa *	334,301
66,306	Pirelli & C. Spa	701,397
42,271	Salvatore Ferragamo Italia Spa	883,422
252,552	Societa Iniziative Autostradali e Servizi Spa	1,786,706
5,827,967	Telecom Italia Spa	5,759,207
3,834,273	Telecom Italia Spa-RNC	3,092,941
2,313,592	UniCredit Spa *	8,791,398
269,091	Unione di Banche Italiane SCPA	885,691

	Total Italy	47,068,263

	Japan — 18.1%
96,400	Aeon Co., Ltd.	1,203,812
451,200	Aiful Corp. *	920,637
14,000	Ain Pharmaciez, Inc.	843,916
36,400	Aisin Seiki Co., Ltd.	1,213,496
196,000	Ajinomoto Co., Inc.	2,729,733
92,300	Alpine Electronics, Inc.	1,104,678
93,700	Alps Electric Co., Ltd.	662,322
54,300	AOC Holdings, Inc.	221,467
71,100	Astellas Pharma, Inc.	3,111,287
60,500	Best Denki Co., Ltd. *	109,635
122,600	Bridgestone Corp.	2,817,279
91,400	Brother Industries, Ltd.	1,047,936
305,000	Calsonic Kansei Corp.	1,658,808
275,000	Central Glass Co., Ltd.	1,072,190
239,294	Chiba Bank, Ltd. (The)	1,439,810
58,300	Citizen Holdings Co., Ltd.	342,823
53,700	Coca-Cola Central Japan Co., Ltd.	699,093
6,400	Cocokara fine, Inc.	211,923
27,500	Cosmos Pharmaceutical Corp.	1,828,175
47,600	Credit Saison Co., Ltd.	1,058,180
408	Dai-ichi Life Insurance Co., Ltd. (The)	473,485
102,000	Daihatsu Motor Co., Ltd.	1,790,113
100,900	Daiichi Sanyko Co., Ltd.	1,701,945
335,000	Daikyo, Inc.	884,161
117,600	Dainippon Sumitomo Pharma Co., Ltd.	1,201,670
610,000	Daiwa House Industry Co., Ltd.	8,675,701
936,246	Daiwa Securities Group, Inc.	3,531,395
178,700	Dena Co., Ltd.	4,752,210
55,000	Eagle Industry Co., Ltd.	509,218
31,100	Eisai Co., Ltd.	1,367,893
14,800	Exedy Corp.	322,088

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
57,000	Fuji Heavy Industries, Ltd.	460,934
2,100	Fuji Media Holdings, Inc.	3,619,440
28,900	FUJIFILM Holdings Corp.	547,357
147,000	Fujitsu General, Ltd.	1,110,528
605,000	Fujitsu, Ltd.	2,904,247
308,000	Fukuoka Financial Group, Inc.	1,205,711
29,400	Funai Electric Co., Ltd.	443,733
43,900	Fuyo General Lease Co., Ltd.	1,386,480
70,497	Glory, Ltd.	1,468,672
233,294	Hachijuni Bank, Ltd. (The)	1,215,958
6,900	Heiwado Co., Ltd.	94,267
212,000	Hino Motors, Ltd.	1,534,825
10,600	Hirose Electric Co., Ltd.	1,049,964
31,159	Hisamitsu Pharmaceutical Co., Inc.	1,537,464
68,400	Hitachi High-Technologies Corp.	1,688,649
152,000	Hitachi Kokusai Electric, Inc.	1,198,041
55,800	House Foods Corp.	948,302
858	Inpex Holdings, Inc.	4,818,966
459,000	Isuzu Motors, Ltd.	2,458,416
23,700	Ito En, Ltd.	444,212
113,400	Itochu Corp.	1,192,144
32,000	Japan Aviation Electronics Industry, Ltd.	281,121
83,000	Japan Securities Finance Co., Ltd.	426,295
527,000	Japan Tobacco, Inc.	15,645,264
338,714	Joyo Bank, Ltd. (The)	1,544,884
140,300	JVC Kenwood Holdings, Inc.	490,782
218,000	JX Holdings, Inc.	1,121,899
438,908	Kao Corp.	12,127,073
3,192	Kao Corp., Sponsored ADR	87,812
3,187	KDDI Corp.	20,594,598
210,000	Kirin Holdings Co., Ltd.	2,479,506
60,300	Kobayashi Pharmaceutical Co., Ltd.	3,359,351
28,600	Kojima Co., Ltd.	108,257
201,900	Komatsu, Ltd.	4,847,926
762,764	Konica Minolta Holdings, Inc.	6,022,064
66,486	Kose Corp.	1,575,944
79,573	Lawson, Inc.	5,577,251
155	M3, Inc.	743,602
16,000	Marudai Food Co., Ltd.	61,406
20,600	Megmilk Snow Brand Co., Ltd.	363,133
29,200	MEIJI Holdings Co., Ltd.	1,342,884
18,600	Ministop Co., Ltd.	323,550
20,500	Mitsubishi Tanabe Pharma Corp.	295,097
259,400	Mitsubishi UFJ Financial Group, Inc.	1,243,690
14,650	Mitsubishi UFJ Lease & Finance Co., Ltd.	611,470
389,000	Mitsui Chemicals, Inc.	976,541
90,000	Mitsui Sugar Co., Ltd.	290,836
221,000	Morinaga Milk Industry Co., Ltd.	849,322
18,000	MS&AD Insurance Group Holdings	315,634
47,600	Musashi Seimitsu Industry Co., Ltd.	911,700
66,300	Namco Bandai Holdings, Inc.	912,972
78,000	NGK Spark Plug Co., Ltd.	1,031,702
60,800	Nidec Corp.	4,619,118
55,000	Nihon Kohden Corp.	1,677,816
18,700	Nintendo Co., Ltd.	2,185,958
54,000	Nippo Corp.	600,349
81,000	Nippon Flour Mills Co., Ltd.	356,572

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
83,000	Nippon Sharyo, Ltd.	291,462
219,600	Nippon Telegraph & Telephone Corp.	10,221,632
21,310	Nippon Television Network Corp.	3,245,040
400,000	Nishimatsu Construction Co., Ltd.	771,197
130,600	Nissan Motor Company, Ltd.	1,239,121
14,400	Nissin Kogyo Co., Ltd.	198,381
65,900	Nitori Co., Ltd.	6,251,535
232,641	Nomura Research Institute, Ltd.	5,136,807
5,632	NTT DoCoMo, Inc.	9,389,681
13,080	Obic Co., Ltd.	2,516,568
271,000	OJI Paper Co., Ltd.	1,042,504
771,000	Oki Electric Industry Co., Ltd. *	1,252,299
21,800	Ono Pharmaceutical Co., Ltd.	1,373,691
228,000	Orient Corp. *	294,690
49,070	Orix Corp.	4,575,652
147,700	Otsuka Holdings Co., Ltd.	4,533,805
398,300	Pioneer Corp. *	1,408,588
31,900	Pola Orbis Holdings, Inc.	988,817
210,000	Press Kogyo Co., Ltd.	1,075,225
830,800	Rakuten, Inc.	8,619,246
47,000	Riken Corp.	190,235
78,800	Round One Corp.	422,145
26,834	Sankyo Co., Ltd.	1,311,617
11,000	Sanoh Industrial Co., Ltd.	90,863
74,633	Santen Pharmaceutical Co., Ltd.	3,066,436
312,841	Sapporo Hokuyo Holdings, Inc.	970,674
46,800	Seiko Epson Corp.	475,246
100,000	Sekisui Chemical Co., Ltd.	932,912
230,700	Seven & I Holdings Co., Ltd.	6,963,926
2,759	Seven & I Holdings Co., Ltd., ADR	165,706
178,340	Shin-Etsu Chemical Co., Ltd.	9,829,484
86,700	Shionogi & Co., Ltd.	1,181,141
41,900	Ship Healthcare Holdings, Inc.	1,010,517
23,100	Shiseido Co., Ltd.	364,844
93,900	Showa Corp.	808,540
1,368	SKY Perfect JSAT Holdings, Inc.	617,995
108,800	Sodick Co., Ltd.	581,480
95,200	Softbank Corp.	3,545,886
41,000	Sony Financial Holdings, Inc.	671,879
11,000	Sugi Holdings Co., Ltd.	361,945
86,800	Sumitomo Corp.	1,216,583
113,441	Sumitomo Mitsui Financial Group	3,749,091
78,000	T.RAD Co., Ltd.	272,699
73,800	Tachi-S Co., Ltd.	1,377,769
122,000	Takara Holdings, Inc.	787,812
24,100	Takeda Pharmaceutical Co., Ltd.	1,095,630
9,100	Tocalo Co., Ltd.	142,747
214,200	Tokio Marine Holdings, Inc.	5,395,606
35,400	TOMONY Holdings, Inc.	141,612
163,000	Toppan Printing Co., Ltd.	1,091,654
16,300	Topre Corp.	157,506
715,900	TOTO, Ltd.	5,355,960
42,000	Toyota Industries Corp.	1,202,145
29,800	Toyota Motor Corp.	1,203,289
37,000	Tsubakimoto Chain Co.	215,005
18,300	Tsuruha Holdings, Inc.	1,140,016
13,100	Unicharm Corp.	747,624

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
46,000	Uniden Corp.	122,781
45,500	Unipres Corp.	1,187,077
10,600	Universal Entertainment Corp.	220,395
155,100	UNY Co., Ltd.	1,698,475
26,657	USS Co., Ltd.	2,884,654
352,362	Yamato Holdings Co., Ltd.	5,683,549
557,700	Yokogawa Electric Corp.	5,766,879
428,000	Yokohama Rubber Co., Ltd. (The)	3,235,802
13,500	Yorozu Corp.	222,118

	Total Japan	321,142,658

	Luxembourg — 0.8%
313,726	AZ Electronic Materials SA	1,414,161
68,374	Millicom International Cellular SA, SDR	6,465,004
19,072	Oriflame Cosmetics SA, SDR	639,641
341,124	Tenaris SA ‡	5,980,949

	Total Luxembourg	14,499,755

	Malaysia — 0.2%
30,200	British American Tobacco Malaysia Berhad	534,617
336,200	CIMB Group Holdings Bhd	804,569
777,900	Genting Malaysia Bhd	886,242
427,600	Petronas Chemicals Group Bhd	874,393
306,000	Sime Darby Bhd	955,072

	Total Malaysia	4,054,893

	Malta — 0.0%
31,613	Unibet Group Plc, SDR	802,039

	Mauritius — 0.1%
2,179,000	Golden Agri-Resources, Ltd.	1,164,810

	Mexico — 0.7%
71,600	Alfa SAB de CV Class A	1,136,991
242,944	America Movil SA de CV Series L, ADR	6,331,121
280	Desarrolladora Homex SA de CV, ADR *	4,312
187,910	Grupo Financiero Banorte SAB de CV	964,890
838,142	Grupo Mexico SAB de CV Series B	2,475,240
31,980	Grupo Televisa SAB, Sponsored ADR	686,930
249,080	Kimberly-Clark de Mexico SAB de CV	484,769

	Total Mexico	12,084,253

	Netherlands — 3.1%
362,344	Aegon NV	1,692,565
131,984	Aegon NV, ADR	609,766
135,806	ASM International NV ‡	5,174,979
91,889	ASML Holding NV	4,695,554
95,391	ASML Holding NV, ADR	4,905,005
215,238	Heineken NV	11,274,450
715,301	ING Groep NV *	4,839,553
376,243	Koninklijke Ahold NV	4,675,255
67,484	Koninklijke Boskalis Westminster NV	2,233,287

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
51,270	Koninklijke DSM NV	2,536,623
87,683	Royal Imtech NV	2,098,019
146,678	Royal KPN NV	1,408,443
460,267	STMicroelectronics NV	2,538,352
122,646	Unilever NV	4,116,529
48,927	Unilever NV, ADR	1,631,716

	Total Netherlands	54,430,096

	New Zealand — 0.2%
239,820	AMP NZ Office, Ltd.	180,700
153,294	Goodman Property Trust REIT	122,636
143,839	Ryman Healthcare, Ltd.	400,550
182,075	Sky City Entertainment Group, Ltd.	499,168
1,031,832	Telecom Corp. of New Zealand, Ltd.	1,989,620

	Total New Zealand	3,192,674

	Norway — 1.5%
615,789	DnB NOR ASA	6,130,352
42,752	Fred Olsen Energy ASA	1,531,912
10,584,073	Marine Harvest ASA *	7,551,725
1,261,712	Norsk Hydro ASA	5,698,414
65,367	Statoil ASA	1,564,162
246,597	Storebrand ASA *	970,969
64,309	TGS Nopec Geophysical Co. ASA	1,734,566
38,331	Yara International ASA	1,679,832

	Total Norway	26,861,932

	Pakistan — 0.0%
235,847	Oil & Gas Development Co., Ltd.	401,105
241,029	Pakistan Petroleum	478,131

	Total Pakistan	879,236

	Philippines — 0.1%
24,270	Philippine Long Distance Telephone Co., Sponsored ADR	1,543,572

	Portugal — 0.2%
762,163	EDP - Energias de Portugal SA	1,805,584
411,686	Portugal Telecom SGPS SA	1,814,462
43,096	Sonaecom SGPS SA	71,548

	Total Portugal	3,691,594

	Qatar — 0.0%
24,936	Industries Qatar QSC	858,725

	Russia — 0.4%
79,051	Gazprom OAO-SA, Sponsored ADR *	748,306
9,419	LUKOIL OAO, Sponsored ADR *	526,539
496	Magnit OJSC	59,558
42,422	Magnit OJSC, GDR * 144A	1,018,777
73,525	Mobile Telesystems, Sponsored ADR *	1,264,630
787,268	Sberbank of Russia	2,121,951

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
185,003	TNK-BP Holding	405,711
16,412	Uralkali (Ordinary Shares), GDR	633,159

	Total Russia	6,778,631

	Singapore — 1.8%
655,946	DBS Group Holdings, Ltd.	7,240,040
940,000	First Resources, Ltd.	1,436,765
344,000	Frasers Commercial Trust REIT	272,168
33,000	Jardine Cycle & Carriage, Ltd.	1,217,499
774,000	Keppel Corp., Ltd.	6,341,979
433,000	M1, Ltd.	876,108
3,750,000	Olam International, Ltd. ‡	5,456,815
174,000	Parkway Life Real Estate Investment Trust REIT	258,708
2,509,000	Singapore Telecommunications, Ltd.	6,560,367
63,000	UOL Group, Ltd.	246,967
221,230	Venture Corp., Ltd.	1,370,002

	Total Singapore	31,277,418

	South Africa — 1.1%
78,963	Bidvest Group, Ltd.	1,763,745
288,308	FirstRand, Ltd.	933,874
13,466	Kumba Iron Ore, Ltd.	907,988
10,259	Massmart Holdings, Ltd.	212,332
27,676	MTN Group, Ltd.	478,193
162,071	Murray & Roberts Holdings *	489,767
9,795	Naspers, Ltd.	523,574
34,527	Nedbank Group, Ltd.	735,787
150,694	Pretoria Portland Cement Co., Ltd.	494,419
144,869	Salam, Ltd.	635,235
122,509	Sasol, Ltd.	5,151,492
129,899	Shoprite Holdings, Ltd.	2,399,108
43,769	Standard Bank Group, Ltd.	593,522
288,787	Steinhoff International Holdings, Ltd. *	873,376
36,190	Tiger Brands, Ltd.	1,086,603
131,261	Truworths International, Ltd.	1,439,004
45,508	Vodacom Group, Ltd.	518,655
54,115	Woolworths Holdings, Ltd.	333,191

	Total South Africa	19,569,865

	South Korea — 2.0%
269,893	Celltrion, Inc.	7,212,470
27,190	Hana Financial Group, Inc.	867,948
10,959	Hite Jinro Co., Ltd.	207,336
3,512	Hyundai Heavy Industries Co., Ltd.	800,366
7,649	Hyundai Mobis	1,851,634
30,819	Hyundai Motor Co.	6,322,434
28,600	KB Financial Group, Inc.	931,549
16,511	Kia Motors Corp.	1,087,535
147,212	Korea Life Insurance Co., Ltd.	827,090
21,344	KT&G Corp.	1,513,819
1,037	LG Household & Health Care, Ltd.	558,789
21,420	LG International Corp.	668,718
3,096	Lotte Shopping Co., Ltd.	845,053
4,631	NHN Corp.	1,015,582

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
7,470	Samsung Electronics Co., Ltd.	7,919,865
4,165	Samsung Engineering Co., Ltd.	661,088
45,287	Shinhan Financial Group Co., Ltd.	1,576,204
23,245	Woongjin Coway Co., Ltd.	724,461

	Total South Korea	35,591,941

	Spain — 2.6%
321,508	Amadeus IT Holding SA	6,827,710
501,031	Banco Bilbao Vizcaya Argentaria SA ‡	3,621,239
1,569,842	Banco Santander SA	10,514,057
86,720	Bankinter SA ‡	303,098
47,958	Bolsas y Mercados Espanoles SA	968,105
8,965	Corp. Financiera Alba SA	301,605
126,458	Criteria Caixacorp SA ‡	414,792
80,254	Distribuidora Internacional de Alimentacion SA *	378,251
54,891	Duro Felguera SA	302,263
29,264	Ebro Foods SA	504,542
112,256	Endesa SA ‡	1,974,291
77,243	Grifols SA *	1,964,747
9,669	Grupo Catalana Occidente SA	138,198
74,823	Inditex SA	7,760,631
160,307	Indra Sistemas SA ‡	1,501,109
98,165	Mapfre SA ‡	200,659
22,681	Red Electrica Corp. SA ‡	991,886
39,450	Repsol VPF SA ‡	636,065
15,911	Tecnicas Reunidas SA	668,551
49,188	Telefonica SA, Sponsored ADR	644,363
337,847	Telefonica SA	4,469,732
18,187	Viscofan SA	785,351

	Total Spain	45,871,245

	Sweden — 3.2%
10,348	Axis Communications AB	225,804
38,578	Betsson AB *	1,155,824
93,183	Boliden AB	1,306,300
15,809	Elekta AB	722,524
61,857	Getinge AB	1,536,208
9,759	Hennes & Mauritz AB Class B	351,629
60,151	Holmen AB	1,641,103
38,259	Industrivarden AB	494,941
107,396	Investment AB Kinnevik Class B	2,161,747
67,570	Investment AB Oresund *	885,529
263,452	Investor AB Class B	5,051,319
50,855	Lundin Petroleum AB *	956,121
80,542	Meda AB	770,447
1,190,762	Nordea Bank AB	10,331,494
76,524	Saab AB	1,304,774
272,532	Skandinaviska Enskilda Banken AB	1,780,363
205,505	Svenska Handelsbanken AB Series A	6,789,086
276,751	Swedbank AB	4,386,005
88,499	Swedish Match AB	3,579,418
88,990	Tele2 AB	1,382,222
848,920	Telefonaktiebolaget LM Ericsson	7,763,218
245,892	TeliaSonera AB	1,576,496

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
118,743	Volvo AB Class B	1,363,246

	Total Sweden	57,515,818

	Switzerland — 7.2%
106,983	ABB, Ltd. *	1,750,875
10,863	Bucher Industries AG	1,745,532
64,538	Cie Financiere Richemont SA	3,551,796
19,269	Dufry AG *	2,344,042
2,780	Forbo Holding AG *	1,593,963
13,050	Geberit AG *	2,581,367
5,226	Georg Fischer AG *	1,813,139
6,710	Givaudan SA *	6,608,869
6,467	Helvetia Holding AG	1,959,985
51,028	Julius Baer Group, Ltd. *	1,852,708
409,977	Nestle SA	24,524,180
157,297	Novartis AG	8,798,584
25,279	Novartis AG, ADR	1,413,096
169,874	Roche Holding AG	29,407,016
16,084	Schindler Holding AG	1,803,708
4,281	SGS SA	8,044,160
20,958	Swiss Life Holding *	1,983,232
127,488	Swiss Re, Ltd. *	8,031,583
17,830	Syngenta AG	6,103,904
494,067	UBS AG *	5,793,992
29,891	Zurich Insurance Group AG *	6,762,879

	Total Switzerland	128,468,610

	Taiwan — 0.7%
209,280	Asustek Computer, Inc.	1,935,877
387,800	Hon Hai Precision Industry Co., Ltd.	1,169,353
105,224	Hon Hai Precision Industry Co., Ltd., GDR	636,689
118,695	HTC Corp.	1,560,633
53,053	MediaTek, Inc.	491,657
364,342	Taiwan Semiconductor Manufacturing Co., Ltd, Sponsored ADR *	5,086,215
1,890,000	United Microelectronics Corp.	826,911
592,000	Wistron Corp.	728,743

	Total Taiwan	12,436,078

	Thailand — 0.7%
1,183,100	Advanced Info Service PCL (Registered Shares)	6,907,283
187,900	Bangkok Bank PCL	1,137,567
10,750	Banpu PCL	152,430
1,425,300	CP All PCL Class F	1,602,574
158,100	Kasikornbank PCL	825,860
47,000	PTT Exploration & Production PCL	249,499
87,100	PTT PCL	890,680
57,100	Siam Cement PCL	653,262

	Total Thailand	12,419,155

	Turkey — 0.3%
195,955	Akbank TAS	719,419
187,931	KOC Holding AS	717,963
97,360	Turkcell Iletisim Hizmetleri AS, ADR *	1,221,868

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
214,012	Turkiye Garanti Bankasi AS	843,658
520,799	Turkiye Is Bankasi	1,388,510

	Total Turkey	4,891,418

	United Kingdom — 15.8%
1,678,567	Aberdeen Asset Management Plc	6,846,185
212,668	Amlin Plc	1,182,201
4,290	Anglo American Plc	143,228
346,727	Ashtead Group Plc	1,422,758
17,958	Associated British Foods Plc	361,857
129,436	AstraZeneca Plc, Sponsored ADR	5,792,261
32,247	AstraZeneca Plc	1,443,523
366,291	Aviva Plc	1,570,204
131,795	Babcock International Group Plc	1,766,126
192,952	BAE Systems Plc	874,463
342,267	Balfour Beatty Plc	1,605,592
249,316	Barclays Plc	639,134
57,394	Barclays Plc, Sponsored ADR	591,158
720,930	Barratt Developments Plc *	1,584,385
51,705	Berendsen Plc	406,304
80,668	Bodycote Plc	424,268
1,482,679	BP Plc	9,948,776
424,957	British American Tobacco Plc	21,661,353
62,833	British American Tobacco Plc, Sponsored ADR	6,416,506
1,612,139	BT Group Plc	5,351,965
16,352	BT Group Plc, Sponsored ADR	542,559
315,572	Bunzl Plc	5,177,233
119,405	Burberry Group Plc	2,494,349
577,491	Cairn Energy Plc *	2,402,464
1,680,038	Cobham Plc	6,127,765
590,910	Compass Group Plc	6,207,292
511,453	Cookson Group Plc	4,743,481
22,290	Diageo Plc, Sponsored ADR	2,297,430
1,284,320	DSG International Plc *	371,144
107,752	easyJet Plc	899,625
46,887	Experian Plc	663,306
156,503	Ferrexpo Plc	530,221
186,143	Firstgroup Plc	656,094
443,027	GKN Plc	1,263,320
274,149	GlaxoSmithKline Plc, Sponsored ADR	12,492,970
430,893	Glaxosmithkline Plc	9,785,208
12,858	Go-Ahead Group Plc	243,409
395,859	Halma Plc	2,604,484
74,107	Highland Gold Mining, Ltd.	123,202
1,835,909	HSBC Holdings Plc	16,211,794
153,600	HSBC Holdings Plc	1,377,219
249,530	ICAP Plc	1,323,016
91,376	IMI Plc	1,194,354
62,263	Imperial Tobacco Group Plc	2,399,215
51,929	Inchcape Plc	269,762
1,037,139	ITV Plc	1,253,796
168,362	Jardine Lloyd Thompson Group Plc	1,849,973
634,034	Kingfisher Plc	2,871,003
2,841,573	Lloyds TSB Group Plc *	1,399,737
28,975	Marks & Spencer Group Plc	148,346
218,635	Meggitt Plc	1,327,820

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
213,391	Mitchells & Butlers Plc *	838,240
182,456	Mondi Plc	1,566,660
233,917	Morgan Crucible Co. Plc	1,023,719
8,021	National Grid Plc, Sponsored ADR	425,033
62,900	Next Plc	3,158,663
25,922	Northgate Plc *	84,558
300,122	Pearson Plc	5,969,510
145,304	Persimmon Plc	1,392,461
65,987	Petrofac, Ltd.	1,444,700
635,832	Prudential Plc	7,377,809
312,279	QinetiQ Group Plc	770,270
139,061	Reckitt Benckiser Group Plc	7,345,084
185,047	Reed Elsevier Plc	1,486,715
336,295	Resolution, Ltd.	1,034,712
243,354	Rolls-Royce Holdings Plc *	3,287,887
153,760	Royal Bank of Scotland Group Plc *	522,017
76,216	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,582,720
323,206	Royal Dutch Shell Plc Class A (London Exchange)	10,903,587
862,055	RSA Insurance Group Plc	1,463,509
248,173	SABMiller Plc	9,983,083
177,728	Sage Group Plc (The)	773,382
241,834	Shire Plc	6,960,687
186,134	Spectris Plc	4,483,302
368,515	Stagecoach Group Plc	1,541,688
479,376	Standard Chartered Plc	10,466,143
541,426	Standard Life Plc	1,988,509
995,153	Taylor Wimpey Plc	750,713
392,318	Thomas Cook Group Plc ‡	92,414
17,202	Ultra Electronics Holdings Plc	428,866
44,226	Unilever Plc, Sponsored ADR	1,491,743
122,115	United Business Media, Ltd.	1,121,622
132,865	Vectura Group Plc *	160,163
5,189,648	Vodafone Group Plc	14,602,427
295,581	Vodafone Group Plc, Sponsored ADR	8,329,473
193,123	WH Smith Plc	1,651,091
422,032	William Hill Plc	1,873,636

	Total United Kingdom	280,660,634

	United States — 0.1%
68,237	News Corp. Class B, ADR	1,549,296

	TOTAL COMMON STOCKS (COST $1,698,393,913)	1,695,019,702

	INVESTMENT COMPANY — 0.9%

	United States — 0.9%
328,651	iShares MSCI EAFE Index Fund	16,419,404

	TOTAL INVESTMENT COMPANY (COST $17,562,025)	16,419,404

	PREFERRED STOCKS — 1.0%

	Brazil — 0.2%
39,800	Cia Paranaense de Energia, 3.78%	871,540
46,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 21.07%	581,259

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
92,800	Gerdau SA, 1.84%	813,773
46,200	Itau Unibanco Holding SA, 0.49%	647,525
30,700	Petroleo Brasileiro SA, 0.67%	277,577

	Total Brazil	3,191,674

	Germany — 0.8%
112,727	Henkel AG & Co. KGaA, 1.51%	7,507,399
6,576	Porsche Automobil Holding SE, 1.77% ‡	328,375
38,742	Volkswagen AG, 2.27%	6,159,682

	Total Germany	13,995,456

	TOTAL PREFERRED STOCKS (COST $17,367,210)	17,187,130

	RIGHTS — 0.0%

	Spain — 0.0%
39,450	Repsol YPF SA, Strike Price $0.00, Expires 07/12/12 *	27,735

	TOTAL RIGHTS (COST $27,311)	27,735

	WARRANTS — 0.2%

	Bermuda — 0.2%
231,686	CLSA Financial Products, Strike Price $0.00, Expires 05/10/15 * ¤ 144A	3,392,423

	TOTAL WARRANTS (COST $6,484,325)	3,392,423

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%
12,756,064	OTC Euro versus Japanese Yen with Barclay’s Capital, Inc., Strike Price $121.25, Expires 03/26/13	33,121

	TOTAL CALL OPTIONS PURCHASED (COST $321,082)	33,121

	Put Options — 0.0%
512,881,300	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $90.70, Expires 03/26/13	27,190
555,203,500	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $84.00, Expires 01/21/13	75,045
478,588,000	OTC Japanese Yen versus U.S. Dollar with UBS Securites LLC, Strike Price $84.80, Expires 08/09/12	1,734

	TOTAL PUT OPTIONS PURCHASED (COST $286,405)	103,969

	TOTAL OPTIONS PURCHASED (COST $607,487)	137,090

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.8%

	Bank Deposit — 3.6%
64,074,569	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	64,074,569

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Securities Lending Collateral — 3.2%
57,110,255	State Street Navigator Securities Lending Prime Portfolio ***	57,110,255

	TOTAL SHORT-TERM INVESTMENTS (COST $121,184,824)	121,184,824

	TOTAL INVESTMENTS — 104.2% (COST $1,861,627,095)	1,853,368,308
	Other Assets and Liabilities (net) — (4.2)%	(75,485,690)

	NET ASSETS — 100.0%	$1,777,882,618

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

REIT – Real Estate Investment Trust

SDR – Swedish Depository Receipt

*	Non-income producing security
¤	Illiquid security. The total market value of the securities at period end is $3,392,423 which represents 0.2% of net assets. The aggregate tax cost of these securities held at June 30, 2012 was $6,484,325.
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $4,411,200 which represents 0.3% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Telecommunications	10.0
Banks	8.9
Pharmaceuticals	8.9
Insurance	4.9
Food	4.5
Chemicals	4.3
Oil & Gas	4.0
Retail	3.6
Agriculture	3.5
Auto Manufacturers	2.7
Beverages	2.7
Auto Parts & Equipment	2.6
Diversified Financial Services	2.6
Semiconductors	1.9
Commercial Services	1.8
Holding Companies — Diversified	1.8
Software	1.6
Electronics	1.4
Internet	1.4
Media	1.4
Cosmetics & Personal Care	1.3
Electric	1.3
Engineering & Construction	1.2
Health Care — Products	1.2
Mining	1.2
Real Estate	1.1
Building Materials	1.0
Computers	1.0
Miscellaneous — Manufacturing	1.0
Aerospace & Defense	0.9
Unaffiliated Fund	0.9
Home Builders	0.8
Household Products & Wares	0.8
Transportation	0.8
Apparel	0.7
Metal Fabricate & Hardware	0.7
Electrical Components & Equipment	0.6
Oil & Gas Services	0.6
Distribution & Wholesale	0.5
Forest Products & Paper	0.5
Investment Companies	0.5
Iron & Steel	0.5
Lodging	0.5
Biotechnology	0.4
Entertainment	0.4
Food Service	0.4
Home Furnishings	0.3
Machinery — Construction & Mining	0.3
Machinery — Diversified	0.3

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund (formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Airlines	0.2
Leisure Time	0.2
Office & Business Equipment	0.2
Coal	0.1
Hand & Machine Tools	0.1
Health Care — Services	0.1
REITS	0.1
Toys, Games & Hobbies	0.1
Water	0.1
Energy-Alternate Sources	0.0
Environmental Control	0.0
Gas	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	2.6

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	DEBT OBLIGATIONS — 92.9%

	Asset Backed Securities — 3.3%
58,992	ACE Securities Corp., Series 2005-SD3, Class A, 0.65%, due 08/25/45 †	56,547
37,989	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22 †††	36,089
377,083	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.59%, due 04/25/34 †	314,967
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.22%, due 12/15/33 †	229,415
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	346,204
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	220,584
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	258,115
37,266	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.92%, due 02/28/44 †	35,758
68,135	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.88%, due 05/28/44 †	63,313
196,341	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.82%, due 09/25/34 †	170,832
304,657	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.61%, due 09/25/35 †	277,198
53,696	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.65%, due 12/25/42 †	49,193
105,069	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.36%, due 12/25/36 †	104,006
1,469,424	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,721,127
844,205	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	991,533
356,644	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.45%, due 11/25/45 † 144A	259,281
87,227	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.32%, due 05/25/37 †	71,817
118,024	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	124,373
34,368	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	34,540
227,869	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	243,820
320,792	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 10/01/22	344,852
46,066	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.48%, due 12/15/35 †	25,285
99,276	CVS Pass-Through Trust, 5.88%, due 01/10/28	109,112
231,341	CVS Pass-Through Trust, 6.04%, due 12/10/28	261,614
54,032	CVS Pass-Through Trust, 6.94%, due 01/10/30	64,159
320,000	CVS Pass-Through Trust, 9.35%, due 01/10/23 144A	366,945
219,880	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	236,371
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.99%, due 03/18/29 †	335,805
820,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, due 06/15/29	755,300
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.64%, due 06/19/29 †	200,014
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.74%, due 02/20/30 †	193,139
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.74%, due 02/20/32 †	285,677

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Asset Backed Securities — continued
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.74%, due 03/13/32 †	402,566
36,985	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.47%, due 07/25/30 †	33,409
231,372	GSAA Trust, Series 2006-14, Class A1, 0.30%, due 09/25/36 †	94,278
510,327	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.80%, due 03/25/34 †	502,113
159,208	GSAMP Trust, Series 2006-S4, Class A1, 0.34%, due 05/25/36 †	15,666
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	450,347
519,191	Home Equity Asset Trust, Series 2003-8, Class M1, 1.33%, due 04/25/34 †	427,123
338,400	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.45%, due 05/25/36 †	147,482
1,162,676	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.66%, due 08/27/31 †	1,064,786
848,902	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.73%, due 10/25/32 †	784,480
186,440	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.36%, due 03/25/37 †	102,801
469,032	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.27%, due 10/25/33 †	368,854
421,407	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.45%, due 06/25/33 †	335,937
324,876	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.30%, due 06/25/33 †	264,795
135,628	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.40%, due 02/25/37 †	67,633
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 4.09%, due 03/22/32 †	960,522
320,708	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.15%, due 12/25/33 †	270,491
280,040	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.31%, due 12/25/33 †	234,088
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 3.74%, due 10/15/37 †	1,139,196
1,585,138	Origen Manufactured Housing, Series 2007-A, Class A2, 3.74%, due 04/15/37 †	1,014,807
156,072	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37 ††	69,757
18,312	SACO I, Inc., Series 2005-7, Class A, 0.81%, due 09/25/35 †	17,816
360,477	SACO I, Inc., Series 2006-5, Class 1A, 0.55%, due 04/25/36 †	149,167
136,196	SACO I, Inc., Series 2006-6, Class A, 0.51%, due 06/25/36 †	70,214
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.94%, due 05/25/35 †	430,711
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.90%, due 09/16/24 †	1,002,759
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.76%, due 12/15/25 † 144A	474,381
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.77%, due 01/25/18 †	542,075
1,717,207	SLM Student Loan Trust, Series 2008-9, Class A, 1.97%, due 04/25/23 †	1,775,102
835,288	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39 † 144A	841,614
2,622,036	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43 † 144A	2,579,459
911,924	SLM Student Loan Trust, Series 2010-1, Class A, 0.65%, due 03/25/25 †	913,883
3,448,994	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.50%, due 05/16/44 † 144A	3,578,786
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,052,417
485,770	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	563,215
99,274	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.36%, due 01/25/37 †	48,454
76,321	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.33%, due 06/25/37 †	63,467
39,940	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	36,187
326,334	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.47%, due 02/25/36 † 144A	27,870
43,683	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	49,855
100,186	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	113,962
1,589,959	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.12%, due 05/25/46 †	800,792

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Asset Backed Securities — continued
50,968	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.54%, due 07/25/45 †	41,603

		33,711,905

	Bank Loans — 1.0%
500,000	Bausch & Lomb, Inc., 7 Year Term Loan, 5.25%, due 05/17/19 ¤	497,812
510,000	Brickman Group Holdings, Inc., New Term Loan, 5.50%, due 10/14/16 ¤	511,275
474,511	Capsugel Holdings U.S., Inc., Term Loan, 5.25%, due 08/01/18 ¤	476,142
150,000	Chesapeake Energy Corp., Term Loan, 8.50%, due 12/02/17 ¤	148,875
384,382	CHS Community Health Systems, Inc., Non-Extended Delayed Term Loan, 2.61%, due 07/25/14 ¤	379,469
600,000	Delos Aircraft, Inc., Term Loan B, 4.75%, due 04/12/16	603,750
498,637	Dunkin’ Finance Corp., Term Loan B, 4.00%, due 11/23/17 ¤	492,558
442,905	Emergency Medical Services Corp., Term Loan, 5.25%, due 05/25/18 ¤	439,307
465,300	Exopack, LLC, Term Loan, 6.50%, due 05/31/17 ¤	467,045
500,000	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 03/15/17 ¤	497,812
459,424	Frac Tech International, LLC, Term Loan B, 6.25%, due 05/06/16 ¤	421,203
486,642	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18 ¤	461,789
493,802	Hanger Orthopedic Group, Inc., Term Loan C, 4.00%, due 12/01/16 ¤	489,482
450,000	Harrahs Operating Company, Inc., Term Loan B, 5.49%, due 01/28/18 ¤	399,531
353,212	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.75%, due 11/23/16 ¤	343,435
71,173	Las Vegas Sands, LLC, Extended Term Loan B, 2.75%, due 11/23/16 ¤	69,304
500,000	NXP BV, Term Loan A2, 5.50%, due 03/04/17 ¤ ††††	500,625
981,795	Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, due 08/09/18 ¤	989,431
494,205	RPI Finance Trust, Term Loan B, 4.00%, due 05/09/18 ¤	490,705
356,996	Sunguard Data Systems, Inc., Tranch B Term Loan, 3.92%, due 02/28/16 ¤	354,408
500,000	Univision Communications, Inc., Extended Term Loan, 4.50%, due 03/31/17 ¤	472,344
455,899	Walter Energy, Inc., Term Loan B, 4.00%, due 04/02/18 ¤	447,351
239,667	Wendy’s International, Inc., Term Loan, 0.50%, due 05/15/19 ¤ ††††	238,419
300,333	Wendy’s/Arby’s Restaurants, LLC, New Term Loan B, 4.75%, due 05/15/19 ¤	298,769

		10,490,841

	Convertible Debt — 0.0%
245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13 †	245,000

	Corporate Debt — 33.1%
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	783,700
300,000	AK Steel Corp., 7.63%, due 05/15/20 ‡	255,000
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	205,500
155,000	Alere, Inc., 8.63%, due 10/01/18	157,325
115,000	Alere, Inc., 9.00%, due 05/15/16	117,588
275,000	Aleris International, Inc., 7.63%, due 02/15/18	280,500
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14 **** †††	—
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20 ‡	374,500
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,937,969
580,000	Ally Financial, Inc., 7.50%, due 09/15/20	653,950
280,000	Ally Financial, Inc., 8.00%, due 03/15/20	323,400
150,000	Ally Financial, Inc., 8.00%, due 11/01/31	176,625
50,000	Ally Financial, Inc., Senior Note, 8.00%, due 11/01/31 ‡	57,924
200,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19 ‡	171,500
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21 ‡	29,750
490,000	Altria Group, Inc., 4.75%, due 05/05/21	556,700
270,000	Altria Group, Inc., 8.50%, due 11/10/13	296,713
490,000	Altria Group, Inc., 9.25%, due 08/06/19	681,698

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	330,787
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	177,102
82,491	American Airlines 2011-2 Class A Pass Through Trust, 8.63%, due 04/15/23	86,615
240,000	American Express Co., 8.13%, due 05/20/19	320,028
690,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66 †	715,357
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,979,614
100,000	American General Finance Corp., (MTN), 5.40%, due 12/01/15	83,750
300,000	American International Group, Inc., 3.75%, due 11/30/13 144A	303,784
525,000	American International Group, Inc., 4.25%, due 09/15/14	544,643
900,000	American International Group, Inc., 5.85%, due 01/16/18	997,341
1,600,000	American International Group, Inc., 6.40%, due 12/15/20	1,813,366
3,800,000	American International Group, Inc., 8.25%, due 08/15/18	4,598,654
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	427,800
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	335,775
101,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	102,010
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	329,375
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	542,835
180,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	209,329
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	782,521
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	774,164
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	405,793
70,000	Apache Corp., 3.25%, due 04/15/22	73,245
700,000	Apache Corp., 5.25%, due 04/15/13	724,984
150,000	APERAM, 7.38%, due 04/01/16 144A	129,750
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	271,628
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	112,889
740,000	Arch Coal, Inc., 7.00%, due 06/15/19 ‡	629,000
250,000	Ardagh Packaging Finance Plc, 9.13%, due 10/15/20 144A	266,250
135,000	Ashtead Capital, Inc. Co., 6.50%, due 07/15/22 †††† 144A	135,000
200,000	Associated Materials LLC, 9.13%, due 11/01/17	179,500
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	184,800
120,000	AT&T, Inc., 3.88%, due 08/15/21	130,964
420,000	AT&T, Inc., 5.35%, due 09/01/40	483,879
30,000	AT&T, Inc., 5.55%, due 08/15/41	35,899
30,000	AT&T, Inc., 5.60%, due 05/15/18	35,952
660,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	785,209
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	974,962
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,614,485
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	172,400
165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	181,500
1,050,000	BAC Capital Trust XI, 6.63%, due 05/23/36	1,173,081
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	542,150
610,000	Ball Corp., 5.75%, due 05/15/21	658,800
85,000	Ball Corp., 7.38%, due 09/01/19	94,350
140,000	Bank of America Corp., 3.88%, due 03/22/17	142,770
400,000	Bank of America Corp., 4.50%, due 04/01/15	412,570
1,060,000	Bank of America Corp., 5.00%, due 05/13/21	1,095,561
5,825,000	Bank of America Corp., 7.63%, due 06/01/19	6,858,926
70,000	Bank of America Corp., 8.00%, due 12/31/49 †	72,999
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	535,311
350,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	373,953
280,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	295,756
100,000	Bank One Capital III, 8.75%, due 09/01/30	136,842
300,000	BankAmerica Institutional Capital A, 8.07%, due 12/31/26 144A	308,025

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
1,125,000	Barclays Bank Plc, 5.13%, due 01/08/20	1,222,724
575,000	Barclays Bank Plc, 6.75%, due 05/22/19	671,706
200,000	Barclays Bank Plc, 7.70%, due 12/31/49 † 144A	192,881
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	474,090
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	121,809
10,000	Barrick Gold Corp., 3.85%, due 04/01/22	10,374
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	722,616
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	129,579
45,000	Basic Energy Services, Inc., 7.75%, due 02/15/19	43,425
215,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	213,388
530,000	BBVA US Senior SAU, 3.25%, due 05/16/14	510,109
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	247,219
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	245,438
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	42,498
300,000	Berry Petroleum Co., 6.38%, due 09/15/22	310,500
30,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	31,371
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,147,266
210,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	215,775
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	306,649
280,000	Boeing Co. (The), 4.88%, due 02/15/20	336,457
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	287,494
255,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	283,050
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	99,113
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	273,788
1,950,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	2,055,787
250,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	287,916
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	288,623
1,625,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,941,025
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	489,889
30,000	Boyd Gaming Corp., 9.00%, due 07/01/20 144A	30,225
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	287,267
240,000	BP Capital Markets Plc, 3.25%, due 05/06/22	249,017
50,000	BP Capital Markets Plc, 3.56%, due 11/01/21	53,038
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	529,975
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	171,567
375,000	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	258,281
85,000	Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	67,150
180,000	Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	120,150
195,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., 8.00%, due 06/01/16 144A	211,575
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	151,200
245,000	Calpine Corp., 7.88%, due 07/31/20 144A	271,338
260,000	Calpine Corp., 7.88%, due 01/15/23 144A	284,700
775,000	Capital One Financial Corp., 4.75%, due 07/15/21	847,229
1,500,000	Capital One Financial Corp., 6.75%, due 09/15/17	1,781,632
310,000	Case New Holland, Inc., 7.88%, due 12/01/17	359,600
1,760,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	1,909,600
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17	224,475
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,808,620
220,000	Celulosa Arauco y Constitucion SA, 4.75%, due 01/11/22 144A	226,002
50,000	Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22 ‡‡‡	51,364
319,300	Century Aluminum Co., 8.00%, due 05/15/14	317,703
340,000	CHC Helicopter SA, 9.25%, due 10/15/20	334,050
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17 ‡	95,000
565,000	Chesapeake Energy Corp., 6.63%, due 08/15/20 ‡	562,175

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **		Description	Value ($)
		Corporate Debt — continued
200,000		Chesapeake Energy Corp., 6.88%, due 08/15/18	200,000
140,000		Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18 ‡	143,500
230,000		Chesapeake Midstream Partners, LP/CHKM Finance Corp., 5.88%, due 04/15/21	224,250
225,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, due 06/15/21 ‡	232,313
4,000,000		Cie de Financement Foncier SA, 2.13%, due 04/22/13 144A	4,023,816
630,000		Cie Generale de Geophysique-Veritas, 6.50%, due 06/01/21	633,150
120,000		Cie Generale de Geophysique-Veritas SA, Senior Note, 7.75%, due 05/15/17	124,275
525,000		Cigna Corp., 4.00%, due 02/15/22	548,575
385,000		Cigna Corp., 5.38%, due 03/15/17	433,072
475,000		Cigna Corp., 5.38%, due 02/15/42	507,309
1,100,000		Cigna Corp., 6.15%, due 11/15/36	1,293,895
375,000		Cigna Corp., 8.50%, due 05/01/19	484,587
100,000		CIT Group, Inc., 5.00%, due 05/15/17	103,063
100,000	EUR	Citigroup, Inc., 0.81%, due 06/28/13 †	126,053
560,000		Citigroup, Inc., 3.95%, due 06/15/16	574,330
830,000		Citigroup, Inc., 6.00%, due 12/13/13	872,591
1,250,000		Citigroup, Inc., 6.01%, due 01/15/15	1,343,820
4,620,000		Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	5,124,513
540,000		Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	565,946
340,000		Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	417,264
140,000		CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16	148,400
80,000		Clear Channel Communications, Inc., 5.50%, due 12/15/16	40,200
130,000		Clear Channel Communications, Inc., 6.88%, due 06/15/18	65,000
65,000		Clear Channel Communications, Inc., 7.25%, due 10/15/27	29,088
145,000		Clear Channel Communications, Inc., 9.00%, due 03/01/21	126,875
149,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20 144A	146,393
30,000		Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	32,775
21,000		Clear Channel Worldwide Holdings, Inc., Series A, 7.63%, due 03/15/20 144A	20,213
195,000		Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, due 12/15/17	213,525
195,000		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	202,800
65,000		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19 ‡	67,763
25,000		CNH Americah LLC, 7.25%, due 01/15/16	27,625
320,000		Comcast Corp., 5.65%, due 06/15/35	359,394
350,000		Comcast Corp., 5.70%, due 05/15/18	413,292
1,775,000		Comcast Corp., 5.88%, due 02/15/18	2,101,456
100,000		Comcast Corp., 6.30%, due 11/15/17	120,366
800,000		Comcast Corp., 6.50%, due 01/15/15	902,921
130,000		Comcast Corp., 6.50%, due 01/15/17	154,916
40,000		Comcast Corp., 6.95%, due 08/15/37	51,548
100,000		Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	122,019
225,000		Commercial Vehicle Group, Inc., 7.88%, due 04/15/19	229,781
310,000		Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	324,695
130,000		Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	143,041
290,000		CommScope, Inc., 8.25%, due 01/15/19 144A	308,125
50,000		Concho Resources, Inc., 5.50%, due 10/01/22	49,563
553,000		Concho Resources, Inc., 6.50%, due 01/15/22	577,885
490,000		ConocoPhillips Holding Co., 6.95%, due 04/15/29	674,051
20,000		ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	26,157
90,000		Consol Energy, Inc., 6.38%, due 03/01/21	85,050
220,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	232,100
160,000		Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	183,800
460,000		Continental Airlines, Inc., 6.75%, due 09/15/15 144A	474,950
760,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	783,004

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **		Description	Value ($)
		Corporate Debt — continued
210,000		Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	218,754
240,000		Cox Communications, Inc., 5.45%, due 12/15/14	264,246
2,150,000		COX Communications, Inc., 5.88%, due 12/01/16 144A	2,501,983
875,000		COX Communications, Inc., 9.38%, due 01/15/19 144A	1,172,967
1,020,000		Credit Agricole SA, 8.38%, due 12/31/49 † ‡ 144A	849,150
500,000		Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	535,622
240,000		Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	260,400
300,000		Crown Castle International Corp., 7.13%, due 11/01/19	323,250
150,000		Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	164,438
550,000		CSX Corp., 7.38%, due 02/01/19	702,546
700,000		CVS Caremark Corp., 6.60%, due 03/15/19	874,159
550,000		Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	566,534
700,000		Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	750,608
235,000		Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	235,000
375,000		Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	409,687
255,000		Denbury Resources, Inc., 6.38%, due 08/15/21	266,475
95,000		Denbury Resources, Inc., 8.25%, due 02/15/20	104,500
35,000		Denbury Resources, Inc., 9.75%, due 03/01/16	38,631
500,000		Deutsche Bank AG/London, 4.88%, due 05/20/13	514,907
310,000		Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	347,924
650,000		Devon Energy Corp., 7.95%, due 04/15/32	935,925
730,000		Diageo Capital Plc, 4.83%, due 07/15/20	852,044
200,000		Diageo Investment Corp., 2.88%, due 05/11/22	205,891
65,000		DISH DBS Corp., 6.75%, due 06/01/21	70,525
115,000		DISH DBS Corp., 7.88%, due 09/01/19	133,113
500,000		Dominion Resources, Inc., 5.20%, due 08/15/19	589,757
410,000		Dominion Resources, Inc., 5.70%, due 09/17/12	414,215
215,000		Domtar Corp., 10.75%, due 06/01/17	276,543
1,250,000		Dow Chemical Co. (The), 5.70%, due 05/15/18	1,464,844
1,185,000		Dow Chemical Co. (The), 8.55%, due 05/15/19	1,578,298
575,000		Dow Chemical Co. (The), 9.40%, due 05/15/39	918,595
500,000		Duke Energy Corp., 5.63%, due 11/30/12	510,152
10,000		Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,775
745,000		Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	821,362
110,000		Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	122,650
150,000		Ecolab, Inc., 4.35%, due 12/08/21	166,580
200,000	GBP	EGG Banking Plc, 7.50%, due 12/31/49 †	303,351
78,000		El Paso Corp., 7.75%, due 01/15/32	88,089
480,000		El Paso Corp., Senior Note, 7.00%, due 06/15/17	546,891
190,000		El Paso Natural Gas Co., 8.38%, due 06/15/32	246,793
1,708,000		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,865,990
300,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	330,750
185,000		EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	155,400
380,000		Enterprise Products Operating LLC, 4.05%, due 02/15/22	403,782
840,000		Enterprise Products Operating LLC, 5.25%, due 01/31/20	963,745
500,000		Enterprise Products Operating LLC, 5.70%, due 02/15/42	555,246
60,000		Enterprise Products Operating LLC, 5.95%, due 02/01/41	68,099
190,000		Enterprise Products Operating LLC, 6.13%, due 10/15/39	215,993
2,045,000		Escrow GCB General Motors, 8.38%, due 07/15/49 ¤ ****	2
225,000		Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.38%, due 05/01/20 144A	233,438
2,800,000		Export-Import Bank of Korea, 1.62%, due 09/21/13 ¤ † 144A	2,806,793
1,450,000		Export-Import Bank of Korea, 4.00%, due 01/11/17	1,554,133
1,310,000		Express Scripts Holding Co., 3.50%, due 11/15/16 144A	1,380,648

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **		Description	Value ($)
		Corporate Debt — continued
175,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	160,563
600,000	EUR	Fiat Finance & Trade SA, 9.00%, due 07/30/12	764,011
250,000		Fifth Third Capital Trust IV, 6.50%, due 04/15/67 †	249,375
425,000		First Data Corp., 7.38%, due 06/15/19 144A	435,625
1,025,000		FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,290,280
70,000		FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 144A	71,225
310,000		FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15 ‡ 144A	317,750
205,000		Ford Holdings LLC, 9.30%, due 03/01/30	280,850
750,000		Ford Motor Co., 6.63%, due 10/01/28	847,228
110,000		Ford Motor Co., 7.13%, due 11/15/25	125,400
350,000		Ford Motor Credit Co., 8.00%, due 12/15/16	414,840
1,500,000		Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,634,034
2,600,000		Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,862,597
100,000		Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	122,517
440,000		Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	550,000
670,000		Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	660,534
380,000		Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	408,500
130,000		Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	145,113
90,000		Frontier Communications Corp., 7.00%, due 11/01/25	79,200
85,000		Frontier Communications Corp., 7.05%, due 10/01/46	61,838
3,000,000		Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,341,280
2,600,000		General Electric Capital Corp., 0.77%, due 06/20/14 †	2,542,462
1,020,000		General Electric Capital Corp., 2.13%, due 12/21/12	1,028,911
2,020,000		General Electric Capital Corp., 4.38%, due 09/16/20	2,189,108
1,165,000		General Electric Capital Corp., 4.63%, due 01/07/21	1,283,660
200,000		General Electric Capital Corp., 4.65%, due 10/17/21	222,529
380,000		General Electric Capital Corp., 5.30%, due 02/11/21	427,252
1,850,000		General Electric Capital Corp., 5.50%, due 01/08/20	2,120,703
310,000		General Electric Capital Corp., 5.88%, due 01/14/38	357,128
380,000		General Electric Capital Corp., 6.00%, due 08/07/19	445,284
860,000		General Electric Capital Corp., 6.38%, due 11/15/67 †	897,625
430,000		General Electric Capital Corp., 6.88%, due 01/10/39	556,674
300,000		General Electric Capital Corp., 7.13%, due 12/31/49 †	318,113
170,000		GenOn Americas Generation LLC, 9.13%, due 05/01/31	152,150
140,000		Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	79,100
450,000		GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	458,723
580,000		GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	702,017
225,000		Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	236,625
320,000		Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ††† 144A	1,632
30,000		Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 06/01/43 †	20,348
90,000		Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	90,166
30,000		Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,853
140,000		Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	142,469
480,000		Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	494,898
140,000		Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	142,042
1,110,000		Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,189,423
200,000		Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	217,079
1,660,000		Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,736,851
480,000		Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	548,118
130,000		Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	135,231
2,600,000		Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,830,030
160,000		Goodyear Tire & Rubber Co. (The), 7.00%, due 05/15/22 ‡	160,600
80,000		Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20 ‡	85,100
75,000		Hapag-Lloyd AG, 9.75%, due 10/15/17 144A	68,625
165,000		Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	176,983

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
110,000	HBOS Capital Funding, LP, 6.07%, due 06/29/49 † 144A	72,600
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	110,638
20,000	HCA, Inc., 5.75%, due 03/15/14	21,025
9,000	HCA, Inc., 6.25%, due 02/15/13	9,248
1,525,000	HCA, Inc., 6.50%, due 02/15/16	1,650,812
600,000	HCA, Inc., 6.50%, due 02/15/20	651,750
3,700,000	HCA, Inc., 6.75%, due 07/15/13	3,875,750
230,000	HCA, Inc., 7.88%, due 02/15/20	256,450
200,000	HCA, Inc., 8.00%, due 10/01/18	225,000
600,000	Health Net, Inc., 6.38%, due 06/01/17	616,500
124,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	130,045
180,000	Hertz Corp. (The), 6.75%, due 04/15/19 ‡	188,100
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	204,725
40,000	Hess Corp., 7.88%, due 10/01/29	52,449
570,000	Hess Corp., 8.13%, due 02/15/19	734,675
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,307,910
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	292,125
190,000	Hornbeck Offshore Services, Inc., 5.88%, due 04/01/20 144A	189,525
110,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	118,663
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35 †	283,125
1,530,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,659,265
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	391,456
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	635,933
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,309,653
65,000	Hughes Satellite Systems Corp., 7.63%, due 06/15/21	71,013
395,000	Huntsman International LLC, 8.63%, due 03/15/20	445,362
100,000	Huntsman International LLC, 8.63%, due 03/15/21 ‡	113,250
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	79,219
125,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 8.00%, due 01/15/18	133,438
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22 † ‡‡‡	270,000
89,000	Inergy, LP/Inergy Finance Corp., 6.88%, due 08/01/21	89,445
60,000	Inergy, LP/Inergy Finance Corp., 7.00%, due 10/01/18	62,100
30,000	ING Capital Funding Trust III, 4.06%, due 12/31/49 †	25,047
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	369,250
110,000	Intelsat Jackson Holdings SA, 7.50%, due 04/01/21	116,875
300,000	Intelsat Luxembourg SA, 11.25%, due 02/04/17	310,125
125,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	129,531
285,000	Interface, Inc., 7.63%, due 12/01/18	304,950
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	187,150
300,000	International Lease Finance Corp., 0.82%, due 07/13/12 †	299,827
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	233,200
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	225,148
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	376,050
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	77,813
270,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	271,013
310,000	Jarden Corp., 7.50%, due 01/15/20	340,225
330,000	JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	321,750
410,000	John Deere Capital Corp., 2.25%, due 04/17/19	419,719
2,100,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	2,209,933
765,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	808,901
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	908,607
1,175,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	1,268,205
1,325,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	1,462,915
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,106,092
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,604,616

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **		Description	Value ($)
		Corporate Debt — continued
300,000		JPMorgan Chase Bank NA, 0.80%, due 06/13/16 †	279,673
280,000		K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	268,100
115,000		K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	92,000
310,000		Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	342,550
100,000		Kaupthing Bank HF, 7.13%, due 05/19/16 ††† 144A	510
1,680,000		Kaupthing Bank HF, 7.63%, due 02/28/15 ¤ ††† 144A	436,800
720,000		Kerr-McGee Corp., 7.88%, due 09/15/31	936,173
270,000		Key Energy Services, Inc., 6.75%, due 03/01/21	264,600
60,000		Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	62,935
770,000		Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	890,209
2,300,000		Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,432,250
200,000		Kinetic Concepts Inc/KCI USA, Inc., 10.50%, due 11/01/18 144A	211,000
600,000		Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	711,214
440,000		Kraft Foods Group, Inc. Co., 3.50%, due 06/06/22 144A	452,456
1,030,000		Kraft Foods, Inc., 5.38%, due 02/10/20	1,220,799
400,000		Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	479,713
600,000		Lafarge SA, 6.20%, due 07/09/15 144A	642,342
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,549,750
225,000		Lamar Media Corp., 5.88%, due 02/01/22 144A	231,750
290,000		Landsbanki Islands HF, 6.10%, due 08/25/11 ¤ ††† 144A	15,950
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	549,000
1,325,000		Legg Mason, Inc., 5.50%, due 05/21/19 144A	1,341,847
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49 †††	165
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 †††	95
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 †††	312
375,000		Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	380,625
180,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19 144A	176,625
295,000		Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	319,337
1,300,000		Lloyds TSB Bank Plc, 4.20%, due 03/28/17	1,342,393
10,000		Lloyds TSB Bank Plc, 6.38%, due 01/21/21	11,352
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	295,948
1,700,000		Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,786,323
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	710,751
2,765,000		Macys Retail Holdings, Inc., 6.65%, due 07/15/24	3,333,984
120,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	124,200
125,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	130,938
160,000		MBNA Capital A, Series A, 8.28%, due 12/01/26	164,520
230,000		Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, due 05/15/19 144A	228,850
90,000		Mead Products LLC/ACCO Brands Corp., 6.75%, due 04/30/20 144A	95,400
70,000		Medtronic, Inc., 3.13%, due 03/15/22	72,673
240,000		Medtronic, Inc., 4.45%, due 03/15/20	275,917
700,000	EUR	Merrill Lynch & Co., Inc., 0.97%, due 05/30/14 †	848,092
9,450,000		Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	10,586,740
840,000		Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	865,374
250,000		MetLife, Inc., 4.75%, due 02/08/21	278,801
560,000		MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	551,755
60,000		MetroPCS Wireless, Inc., 6.63%, due 11/15/20	59,250
135,000		MetroPCS Wireless, Inc., 7.88%, due 09/01/18	140,738
10,000		MGM Resorts International, 5.88%, due 02/27/14	10,300
260,000		MGM Resorts International, 6.63%, due 07/15/15 ‡	269,100
200,000		MGM Resorts International, 7.50%, due 06/01/16 ‡	208,000
50,000		MGM Resorts International, 8.63%, due 02/01/19 ‡ 144A	53,750

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
15,000	MGM Resorts International, 10.38%, due 05/15/14	16,988
35,000	MGM Resorts International, 11.13%, due 11/15/17	39,463
80,000	MGM Resorts International, 11.38%, due 03/01/18	94,600
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49 † 144A	258,307
265,000	Mohegan Tribal Gaming Authority, 10.50%, due 12/15/16 144A	233,200
40,000	Mohegan Tribal Gaming Authority, 11.50%, due 11/01/17 144A	41,600
50,000	Molson Coors Brewing Co., 3.50%, due 05/01/22	51,446
190,000	Momentive Performance Materials, Inc., 9.00%, due 01/15/21	144,875
100,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20 ‡ 144A	100,750
75,000	Moog, Inc., 7.25%, due 06/15/18	79,875
70,000	Morgan Stanley, 4.75%, due 03/22/17	69,919
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,408,515
130,000	Morgan Stanley, (MTN), Series F, 0.91%, due 10/18/16 †	113,417
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,046,812
135,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	150,525
85,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	85,425
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	61,876
289,000	Navistar International Corp., 8.25%, due 11/01/21 ‡	278,524
110,000	News America, Inc., 4.50%, due 02/15/21	120,816
525,000	News America, Inc., 5.65%, due 08/15/20	608,708
475,000	News America, Inc., 6.20%, due 12/15/34	542,133
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	35,135
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	821,774
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	343,414
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,204,160
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	131,250
225,000	Novelis, Inc., 8.38%, due 12/15/17	241,875
275,000	Novelis, Inc., 8.75%, due 12/15/20	297,687
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	348,400
270,000	Occidental Petroleum Corp., 2.70%, due 02/15/23	272,310
480,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	501,431
265,000	OGX Austria GmbH, Series 1, 8.50%, due 06/01/18 144A	237,175
225,000	Owens-Illinois, Inc., 7.80%, due 05/15/18	257,344
540,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	682,738
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	13,497
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	12,009
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	216,275
175,000	Peabody Energy Corp., 6.00%, due 11/15/18 144A	175,000
800,000	Peabody Energy Corp., 6.50%, due 09/15/20	814,000
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	724,170
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	228,754
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A	243,195
660,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	685,187
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	414,976
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	215,380
2,550,000	Petrobras International Finance Co. - PIFCo, 5.38%, due 01/27/21	2,761,066
160,000	Petrobras International Finance Co. - PIFCo, 6.13%, due 10/06/16	179,740
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21	113,500
205,000	PHI, Inc., 8.63%, due 10/15/18	208,075
590,000	Philip Morris International, Inc., 2.90%, due 11/15/21	608,830
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	266,983
260,000	Pinnacle Entertainment, Inc., 7.75%, due 04/01/22 ‡	278,525
205,000	Pittsburgh Glass Works LLC, 8.50%, due 04/15/16 144A	189,625
250,000	Plains Exploration & Production Co., 6.13%, due 06/15/19	252,500
200,000	Polypore International, Inc., 7.50%, due 11/15/17	213,250

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	104,022
265,000	Precision Drilling Corp., 6.50%, due 12/15/21	271,625
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	62,100
430,000	QEP Resources, Inc., 6.88%, due 03/01/21	479,450
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	221,662
100,000	Qwest Corp., 6.88%, due 09/15/33	100,000
45,000	Qwest Corp., 7.50%, due 10/01/14	50,190
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	373,042
500,000	Range Resources Corp., 6.75%, due 08/01/20	545,000
487,000	Range Resources Corp., 8.00%, due 05/15/19	534,482
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14 **** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	231,313
1,670,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	2,121,418
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	347,095
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/31/49 † 144A	607,536
225,000	Rexel SA, 6.13%, due 12/15/19 144A	227,531
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	907,405
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.13%, due 04/15/19 144A	431,525
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.50%, due 05/15/18 144A	305,350
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19 144A	125,313
70,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19 144A	72,713
150,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19 144A	155,813
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,697,721
380,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	473,330
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	42,028
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,697
910,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	913,926
350,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	349,664
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49 † 144A	156,000
100,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49 †	81,000
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	794,880
1,275,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	1,355,227
1,100,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	1,224,060
1,070,000	Safeway, Inc., 3.95%, due 08/15/20	1,034,220
225,000	Samson Investment Co., 9.75%, due 02/15/20 144A	224,156
300,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	279,200
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	373,748
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	224,000
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	113,300
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,400
110,000	SESI LLC, 7.13%, due 12/15/21 144A	120,175
235,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19	253,800
580,000	Shell International Finance BV, 4.38%, due 03/25/20	676,517
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	459,417
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17 ‡ 144A	265,054
10,000	SLM Corp., 5.00%, due 04/15/15	10,142
65,000	SLM Corp., 5.63%, due 08/01/33	55,250
2,675,000	SLM Corp., 6.00%, due 01/25/17	2,776,720
55,000	SLM Corp., 7.25%, due 01/25/22	58,438
950,000	SLM Corp., 8.00%, due 03/25/20	1,045,000
255,000	Springleaf Finance Corp., 6.90%, due 12/15/17	204,796

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
60,000	Sprint Capital Corp., 6.88%, due 11/15/28	48,600
660,000	Sprint Capital Corp., 8.75%, due 03/15/32	603,900
2,310,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	2,182,950
100,000	Sprint Nextel Corp., 6.00%, due 12/01/16	96,250
75,000	Sprint Nextel Corp., 8.38%, due 08/15/17	77,250
100,000	Sprint Nextel Corp., 9.13%, due 03/01/17 144A	105,250
225,000	SPX Corp., 6.88%, due 09/01/17	246,375
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	268,888
1,000,000	State Bank of India (London Branch), 4.50%, due 10/23/14	1,018,750
780,000	State Street Corp., 4.96%, due 03/15/18	836,381
210,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 ‡	225,750
130,000	Steel Dynamics, Inc., 7.75%, due 04/15/16	134,550
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	102,000
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	93,450
400,000	Sumitomo Mitsui Banking Corp., 3.10%, due 01/14/16 144A	420,778
100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	107,750
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	107,000
110,000	SunGard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	113,575
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49 †	70,810
175,000	Swift Energy Co., 8.88%, due 01/15/20	184,625
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 02/01/21	57,475
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	103,075
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	492,406
12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	13,406
35,000	Teekay Corp., 8.50%, due 01/15/20	35,700
550,000	Telecom Italia Capital SA, 4.95%, due 09/30/14	547,250
500,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	505,000
650,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	650,000
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	950,000
190,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	163,916
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	26,870
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	132,250
20,000	Tennessee Gas Pipeline Co. LLC, 7.63%, due 04/01/37	24,687
320,000	Terex Corp., 8.00%, due 11/15/17 ‡	333,600
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	113,575
120,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	126,464
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	642,857
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A ‡	89,375
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	296,475
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	237,092
100,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	106,330
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	870,472
360,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	404,373
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	206,172
1,400,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,831,859
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,862,368
260,000	Time Warner, Inc., 4.70%, due 01/15/21	290,240
200,000	Time Warner, Inc., 4.75%, due 03/29/21	224,176
50,000	Time Warner, Inc., 6.25%, due 03/29/41	58,348
200,000	Time Warner, Inc., 7.63%, due 04/15/31	259,042
2,700,000	Time Warner, Inc., 7.70%, due 05/01/32	3,535,777
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 ‡ 144A	7,650

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,227,930
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18 ‡‡‡	3,676,000
148,000	Tomkins LLC/Tomkins, Inc., 9.00%, due 10/01/18	165,390
325,000	TransDigm, Inc., 7.75%, due 12/15/18	358,312
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	338,966
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,239,632
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	267,600
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	372,035
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	554,567
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22	2,050,742
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	309,275
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	214,658
375,000	United Rentals North America, Inc., 8.38%, due 09/15/20 ‡	396,562
35,000	United Rentals North America, Inc., 9.25%, due 12/15/19	39,025
150,000	United States Steel Corp., 7.38%, due 04/01/20 ‡	145,500
50,000	United States Steel Corp., 7.50%, due 03/15/22	48,250
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18 ‡	94,288
390,000	United Technologies Corp., 3.10%, due 06/01/22	409,539
580,000	United Technologies Corp., 4.50%, due 06/01/42	639,792
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	94,840
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	629,992
280,000	UPCB Finance III, Ltd., 6.63%, due 07/01/20 144A	285,600
45,000	UR Financing Escrow Corp., 7.38%, due 05/15/20 144A	47,138
45,000	UR Financing Escrow Corp., 7.63%, due 04/15/22 144A	47,250
500,000	US Airways 2012-1 Class B Pass Through Trust, 8.00%, due 04/01/21	512,500
245,000	USG Corp., 6.30%, due 11/15/16	235,813
105,000	USG Corp., 8.38%, due 10/15/18 144A	110,775
1,342,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,373,299
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	454,332
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	301,600
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 ‡ 144A	228,536
180,000	Verizon Communications, Inc., 6.00%, due 04/01/41	229,069
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	134,180
125,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	103,438
225,000	ViaSat, Inc., 6.88%, due 06/15/20 144A	228,375
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	237,938
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,547,000
1,070,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49 †	1,025,862
700,000	Wachovia Corp., 5.75%, due 02/01/18	828,991
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	789,832
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	683,070
550,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	718,679
190,000	Waste Management, Inc., 7.38%, due 05/15/29	252,382
30,000	WellPoint, Inc., 3.70%, due 08/15/21	31,731
730,000	WellPoint, Inc., 5.88%, due 06/15/17	861,929
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,175,780
730,000	Wells Fargo & Co., 2.10%, due 05/08/17	732,471
420,000	Wells Fargo & Co., 3.68%, due 06/15/16 ††	447,460
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	100,590
350,000	Wells Fargo Capital X, 5.95%, due 12/01/86	354,812
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	156,872
270,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	329,669
80,000	Williams Cos., Inc., 8.75%, due 03/15/32	108,855
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	347,827

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Corporate Debt — continued
75,000	Windstream Corp., 8.13%, due 09/01/18	81,000
120,000	WPP Finance UK, 8.00%, due 09/15/14	135,402
150,000	WPX Energy, Inc., 6.00%, due 01/15/22	150,000
510,000	Wyeth LLC, 5.95%, due 04/01/37	671,817
120,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 11/01/17	132,600
280,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	311,500
1,275,000	Xerox Corp., 4.50%, due 05/15/21	1,325,494
300,000	Xerox Corp., 5.63%, due 12/15/19	338,625
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,918,287

		339,644,437

	Mortgage Backed Securities - Private Issuers — 2.3%
400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	454,340
150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73%, due 05/10/45 †	171,791
172,386	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.59%, due 06/20/35 †	88,263
66,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, due 07/10/43	68,779
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45 †	147,284
300,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, due 09/11/38 †	342,283
40,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, due 06/11/50 †	46,339
496,848	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.52%, due 02/25/36 † 144A	486,369
77,659	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.51%, due 12/25/35 †	53,617
79,104	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.65%, due 09/25/35 † 144A	66,272
349,239	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.92%, due 01/25/34 †	328,569
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.97%, due 09/15/39 †	271,479
491,897	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.65%, due 09/19/44 †	343,821
294,939	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 1.00%, due 04/25/36 †	274,085
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.12%, due 05/25/34 †	208,507
1,250,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 12/10/49	1,371,611
142,851	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.75%, due 09/20/44 †	137,815
219,443	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.97%, due 07/20/43 † ‡‡‡	212,618
325,976	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.38%, due 04/25/47 †	286,278
560,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.87%, due 07/10/38 †	641,060
194,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.87%, due 07/10/38 †	203,261
279,876	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.60%, due 03/25/35 † 144A	232,740
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	164,427
142,434	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.90%, due 06/25/34 †	143,314

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
83,280	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.58%, due 06/20/35 †	65,855
1,109,335	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.46%, due 07/19/47 †	712,286
119,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM, 5.44%, due 05/15/45	128,150
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	666,366
40,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, due 07/15/40 †	45,885
600,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45 †	690,882
119,199	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.55%, due 12/25/35 †	34,137
138,013	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.73%, due 01/25/36 †	109,849
85,948	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.52%, due 04/25/35 †	69,524
150,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39 †	171,098
580,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, due 03/12/51 †	633,795
289,617	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.69%, due 01/25/37 †	291,991
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 5.88%, due 06/11/49 †	329,754
225,612	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.99%, due 07/25/34 †	209,063
357,042	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.68%, due 09/25/34 †	316,104
470,766	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	480,288
421,523	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.44%, due 09/25/46 †	273,740
340,379	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	330,692
140,808	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	138,411
1,365,754	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,201,827
1,082,865	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	976,115
477,284	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.81%, due 05/25/35 †	474,451
252,083	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.34%, due 12/26/35 † 144A	249,697
161,948	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.60%, due 10/25/18 †	156,951
175,957	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.55%, due 10/25/27 †	163,639
142,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	160,677
242,982	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.45%, due 02/25/33 †	234,861
690,780	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.44%, due 10/25/33 †	692,880
917,567	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.47%, due 10/25/33 †	920,236
82,037	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.45%, due 09/25/33 †	82,710
330,901	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.55%, due 11/25/34 †	275,089
830,651	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.45%, due 01/25/35 †	809,586

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)
(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
500,605	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	537,891
939,496	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.57%, due 08/25/45 †	772,545
553,941	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.48%, due 03/25/35 †	510,917
352,126	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, due 04/25/45 †	285,309
76,987	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.25%, due 11/25/36 †	54,952
127,847	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.54%, due 10/25/45 †	103,032
120,816	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.51%, due 11/25/45 †	96,181
178,810	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.52%, due 12/25/45 †	142,346
223,513	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.54%, due 12/25/45 †	177,162
306,478	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.25%, due 11/25/36 †	218,760
749,807	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.34%, due 12/25/36 †	517,170
315,333	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.62%, due 11/25/34 †	302,678
307,080	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.69%, due 06/25/35 †	298,942
758,774	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 2.77%, due 08/27/35 † 144A	733,614

		23,593,010

	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.9%
33,132	FHLMC, Pool # 1N1589, 2.23%, due 05/01/37 †	35,147
52,906	FHLMC, Pool # 1Q0136, 2.45%, due 09/01/36 †	56,273
2,200,000	FHLMC, Pool # G14492, 4.00%, due 10/01/25	2,326,986
10,196,746	FHLMC, Pool # A96413, 4.00%, due 01/01/41	10,837,724
492,543	FHLMC, Pool # A90675, 4.50%, due 01/01/40	526,408
800,847	FHLMC, Pool # A92736, 4.50%, due 06/01/40	856,911
1,394,592	FHLMC, Pool # A93559, 4.50%, due 08/01/40	1,492,221
4,418,143	FHLMC, Pool # A93338, 4.50%, due 08/01/40	4,727,437
66,359	FHLMC, Pool # Q00012, 4.50%, due 04/01/41	71,108
1,888,757	FHLMC, Pool # A74793, 5.00%, due 03/01/38	2,030,638
2,510,731	FHLMC, Pool # 1Q0481, 5.16%, due 02/01/38 †	2,705,929
1,218,087	FHLMC, Pool # G01749, 5.50%, due 01/01/35	1,333,621
227,623	FHLMC, Pool # A39306, 5.50%, due 11/01/35	248,929
312,095	FHLMC, Pool # G02427, 5.50%, due 12/01/36	340,234
562,899	FHLMC, Pool # G03695, 5.50%, due 11/01/37	613,651
317,263	FHLMC, Pool # G04222, 5.50%, due 04/01/38	345,274
2,200,961	FHLMC, Pool # G04587, 5.50%, due 08/01/38	2,393,214
2,184,203	FHLMC, Pool # G06172, 5.50%, due 12/01/38	2,377,039
3,720,574	FHLMC, Pool # G06020, 5.50%, due 12/01/39	4,049,051
625,757	FHLMC, Pool # G06945, 5.50%, due 02/01/40	681,003
634,426	FHLMC, Pool # G02462, 6.00%, due 12/01/36	697,352
4,245,044	FHLMC, Pool # G02988, 6.00%, due 05/01/37	4,659,462
82,002	FHLMC, Pool # H09061, 6.00%, due 06/01/37	89,456
2,706,078	FHLMC, Pool # G03265, 6.00%, due 08/01/37	2,974,484
1,145,476	FHLMC, Pool # G03362, 6.00%, due 09/01/37	1,257,301
1,312,786	FHLMC, Pool # G08271, 6.00%, due 05/01/38	1,440,945
3,444,700	FHLMC, Pool # G06409, 6.00%, due 11/01/39	3,790,772
901,981	FHLMC, Pool # G06832, 6.00%, due 03/01/40	991,446
232,249	FHLMC, Pool # G06669, 6.50%, due 09/01/39	262,052

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
192,651	FHLMC, Series 2808, Class FT, 0.60%, due 04/15/33 †	192,799
1,673,379	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.22%, due 01/25/20 †	102,692
3,228,369	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.41%, due 04/25/20 †	223,791
3,945,490	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.84%, due 06/25/20 †	381,452
1,790,122	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.68%, due 08/25/20 †	152,296
1,745,209	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.73%, due 02/25/18 †	127,013
431,761	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	507,882
426,232	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.53%, due 07/25/44 †	443,355
3,300,000	FHLMC TBA, 2.50%, due 06/01/26	3,392,813
3,300,000	FHLMC TBA, 3.00%, due 05/01/26	3,451,078
900,000	FHLMC TBA, 3.50%, due 10/01/41	944,438
100,000	FHLMC TBA, 5.50%, due 05/01/35	108,688
494,208	FNMA, Pool # AE2641, 3.50%, due 10/01/25	522,896
2,534,764	FNMA, Pool # AH2430, 3.50%, due 01/01/26	2,681,906
1,005,435	FNMA, Pool # AH4523, 3.50%, due 02/01/26	1,063,800
1,814,246	FNMA, Pool # AE2148, 3.50%, due 02/01/26	1,919,562
1,481,078	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,567,054
1,427,119	FNMA, Pool # AH4692, 3.50%, due 03/01/26	1,509,962
259,669	FNMA, Pool # AL0554, 3.50%, due 08/01/26	274,743
872,452	FNMA, Pool # AE7610, 3.50%, due 11/01/40	918,232
35,917	FNMA, Pool # AH5496, 3.50%, due 01/01/41	37,801
1,780,913	FNMA, Pool # AE0828, 3.50%, due 02/01/41	1,874,363
34,446	FNMA, Pool # AH7568, 3.50%, due 03/01/41	36,253
872,927	FNMA, Pool # MA0932, 3.50%, due 12/01/41	918,733
210,585	FNMA, Pool # 735321, 4.00%, due 03/01/15	224,155
3,044,760	FNMA, Pool # 935983, 4.00%, due 05/01/25	3,240,964
28,004	FNMA, Pool # AD7737, 4.00%, due 07/01/25	29,808
2,637,987	FNMA, Pool # AD8009, 4.00%, due 07/01/25	2,807,978
11,941	FNMA, Pool # AE2434, 4.00%, due 09/01/25	12,710
228,481	FNMA, Pool # AD7480, 4.00%, due 09/01/25	243,204
34,717	FNMA, Pool # AE7182, 4.00%, due 11/01/25	36,954
801,209	FNMA, Pool # AE6360, 4.00%, due 11/01/25	852,839
254,153	FNMA, Pool # AE0551, 4.00%, due 11/01/25	270,531
160,353	FNMA, Pool # AE8298, 4.00%, due 11/01/25	170,686
122,897	FNMA, Pool # AE8069, 4.00%, due 12/01/25	130,816
45,062	FNMA, Pool # AH3622, 4.00%, due 01/01/26	47,994
666,416	FNMA, Pool # AL0243, 4.00%, due 01/01/26	709,359
528,094	FNMA, Pool # 890306, 4.00%, due 04/01/26	562,454
1,718,846	FNMA, Pool # AH8167, 4.00%, due 04/01/26	1,830,682
2,915,683	FNMA, Pool # AI3000, 4.00%, due 06/01/26	3,105,391
1,584,921	FNMA, Pool # AL0605, 4.00%, due 08/01/26	1,687,052
98,162	FNMA, Pool # 776565, 4.00%, due 04/01/34	105,008
672,750	FNMA, Pool # AH1338, 4.00%, due 12/01/40	727,233
183,429	FNMA, Pool # AH6392, 4.00%, due 02/01/41	197,998
877,923	FNMA, Pool # AB3745, 4.00%, due 10/01/41	936,402
1,747,056	FNMA, Pool # AJ5304, 4.00%, due 11/01/41	1,863,430
2,726,413	FNMA, Pool # AJ7689, 4.00%, due 12/01/41	2,908,022
43,942	FNMA, Pool # 254802, 4.50%, due 07/01/18	47,330
507,502	FNMA, Pool # 982875, 4.50%, due 05/01/23	549,974

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
331,445	FNMA, Pool # MA0706, 4.50%, due 04/01/31	359,465
1,077,126	FNMA, Pool # MA0734, 4.50%, due 05/01/31	1,168,183
330,704	FNMA, Pool # MA0776, 4.50%, due 06/01/31	358,661
286,230	FNMA, Pool # MA0913, 4.50%, due 11/01/31	310,427
291,398	FNMA, Pool # MA0939, 4.50%, due 12/01/31	316,032
96,987	FNMA, Pool # MA0968, 4.50%, due 12/01/31	105,186
3,609,171	FNMA, Pool # AL0215, 4.50%, due 04/01/41	3,917,983
623,708	FNMA, Pool # AB3517, 4.50%, due 09/01/41	677,430
190,256	FNMA, Pool # 254793, 5.00%, due 07/01/33	207,060
228,357	FNMA, Pool # 555743, 5.00%, due 09/01/33	248,527
683,354	FNMA, Pool # 889117, 5.00%, due 10/01/35	743,710
696,610	FNMA, Pool # AL0476, 5.00%, due 11/01/40	768,804
90,112	FNMA, Pool # AI0511, 5.00%, due 04/01/41	99,451
179,998	FNMA, Pool # AI1863, 5.00%, due 05/01/41	198,653
806,423	FNMA, Pool # AI1892, 5.00%, due 05/01/41	889,998
185,734	FNMA, Pool # AI2433, 5.00%, due 05/01/41	204,983
95,622	FNMA, Pool # AI2443, 5.00%, due 05/01/41	105,532
92,097	FNMA, Pool # AI2462, 5.00%, due 05/01/41	101,642
93,998	FNMA, Pool # AI4261, 5.00%, due 06/01/41	103,740
749,233	FNMA, Pool # AE0011, 5.50%, due 09/01/23	821,085
3,335,389	FNMA, Pool # 995253, 5.50%, due 12/01/23	3,647,960
4,562,149	FNMA, Pool # AL0278, 5.50%, due 01/01/25	4,989,685
27,835	FNMA, Pool # 254548, 5.50%, due 12/01/32	30,623
3,105,528	FNMA, Pool # 704235, 5.50%, due 05/01/33	3,414,642
305,449	FNMA, Pool # 555591, 5.50%, due 07/01/33	335,852
3,718,067	FNMA, Pool # 725221, 5.50%, due 01/01/34	4,088,151
180,909	FNMA, Pool # 735224, 5.50%, due 02/01/35	198,916
411,523	FNMA, Pool # 990906, 5.50%, due 10/01/35	452,227
2,296,307	FNMA, Pool # 849077, 5.50%, due 01/01/36	2,519,132
73,758	FNMA, Pool # 852523, 5.50%, due 02/01/36	80,592
284,751	FNMA, Pool # 878059, 5.50%, due 03/01/36	311,136
245,589	FNMA, Pool # 868658, 5.50%, due 04/01/36	268,345
79,455	FNMA, Pool # 256219, 5.50%, due 04/01/36	85,687
286,228	FNMA, Pool # 190375, 5.50%, due 11/01/36	312,750
236,116	FNMA, Pool # 968968, 5.50%, due 01/01/38	258,807
553,664	FNMA, Pool # 995072, 5.50%, due 08/01/38	611,197
1,328,330	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,502,089
4,534,658	FNMA, Pool # AL0144, 5.80%, due 11/01/37 †	4,923,305
36,559	FNMA, Pool # 840483, 6.00%, due 11/01/21	40,201
564,844	FNMA, Pool # 256517, 6.00%, due 12/01/26	622,281
550,940	FNMA, Pool # 256962, 6.00%, due 11/01/27	606,619
5,187,937	FNMA, Pool # 725162, 6.00%, due 02/01/34	5,842,746
21,480	FNMA, Pool # 745000, 6.00%, due 10/01/35	23,872
199,273	FNMA, Pool # 882524, 6.00%, due 05/01/36	219,630
52,299	FNMA, Pool # 887324, 6.00%, due 08/01/36	57,642
143,252	FNMA, Pool # 893282, 6.00%, due 08/01/36	157,886
163,993	FNMA, Pool # 878210, 6.00%, due 09/01/36	180,746
24,851	FNMA, Pool # 882321, 6.00%, due 09/01/36	27,390
32,420	FNMA, Pool # 900746, 6.00%, due 09/01/36	36,127
175,761	FNMA, Pool # 898198, 6.00%, due 11/01/36	193,716
688,152	FNMA, Pool # 948690, 6.00%, due 08/01/37	765,827
250,564	FNMA, Pool # 888736, 6.00%, due 10/01/37	274,164
463,271	FNMA, Pool # 955166, 6.00%, due 11/01/37	506,905
5,236,248	FNMA, Pool # 967691, 6.00%, due 01/01/38	5,771,158
2,093,178	FNMA, Pool # 889579, 6.00%, due 05/01/38	2,308,074

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,072,800	FNMA, Pool # 889552, 6.00%, due 05/01/38	1,180,045
2,481,701	FNMA, Pool # AL0406, 6.00%, due 06/01/38	2,715,444
833,886	FNMA, Pool # AL0852, 6.00%, due 06/01/38	912,427
1,767,807	FNMA, Pool # AL0901, 6.00%, due 07/01/38	1,934,311
646,068	FNMA, Pool # AE0028, 6.00%, due 10/01/39	712,067
3,165,268	FNMA, Pool # AE0469, 6.00%, due 12/01/39	3,488,617
565,749	FNMA, Pool # AE0616, 6.00%, due 03/01/40	623,543
17,282	FNMA, Pool # 869972, 6.50%, due 04/01/36	19,576
2,900,503	FNMA, Pool # 256421, 6.50%, due 09/01/36	3,250,283
162,547	FNMA, Pool # 955797, 6.50%, due 10/01/37	183,596
880,000	FNMA, 6.50%, due 07/25/42	1,028,619
2,066,048	FNMA, Pool # AL0778, 6.50%, due 01/01/49	2,302,931
4,119,100	FNMA, Pool # 888369, 7.00%, due 03/01/37	4,767,874
86,955	FNMA, Pool # 924874, 7.00%, due 10/01/37	101,233
17,410	FNMA, Pool # 949563, 7.00%, due 11/01/37	20,268
17,153	FNMA, Pool # 955183, 7.00%, due 11/01/37	19,970
36,864	FNMA, Pool # 928938, 7.00%, due 12/01/37	42,917
25,123	FNMA, Pool # 968252, 7.00%, due 02/01/38	29,249
18,881	FNMA, Pool # 974156, 7.00%, due 02/01/38	21,982
90,350	FNMA, Pool # 985867, 7.00%, due 08/01/38	105,189
12,846	FNMA, Pool # 987891, 7.00%, due 09/01/38	14,955
25,879	FNMA, Pool # 934202, 7.00%, due 11/01/38	30,129
334,064	FNMA, Pool # 934648, 7.00%, due 11/01/38	388,931
38,643	FNMA, Pool # 991549, 7.00%, due 11/01/38	44,989
31,554	FNMA, Pool # 992249, 7.00%, due 11/01/38	36,736
1,741,646	FNMA, Pool # AE0758, 7.00%, due 02/01/39	2,027,616
1,056,408	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,294,474
1,600,000	FNMA, Series 2012-25, Class B, 6.50%, due 03/25/42	1,902,205
300,000	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	337,918
1,700,000	FNMA, Series 2012-35, Class MB, 5.50%, due 04/25/42	1,932,235
900,000	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	1,024,243
116,277	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	130,408
23,400,000	FNMA TBA, 2.50%, due 03/01/27	24,116,625
8,400,000	FNMA TBA, 3.00%, due 10/01/26	8,802,937
3,000,000	FNMA TBA, 3.50%, due 12/01/25	3,170,625
9,000,000	FNMA TBA, 3.50%, due 08/01/41	9,437,344
2,500,000	FNMA TBA, 3.50%, due 10/01/41	2,628,516
5,000,000	FNMA TBA, 4.00%, due 07/01/40	5,322,657
11,000,000	FNMA TBA, 5.00%, due 07/01/41	11,905,784
1,000,000	FNMA TBA, 5.50%, due 03/01/35	1,090,938
2,100,000	FNMA TBA, 6.50%, due 08/01/34	2,363,485
25,104	FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.24%, due 12/25/42 †	28,913
159,296	FNMA Whole Loan, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	183,070
982,756	FNMA, (IO), Series 2011-63, Class SW, 6.43%, due 07/25/41 †	153,242
543,290	GNMA, Pool # 004617, 4.50%, due 01/20/40	598,740
506,268	GNMA, Pool # 734712, 4.50%, due 03/15/40	555,468
727,380	GNMA, Pool # 004696, 4.50%, due 05/20/40	803,940
715,379	GNMA, Pool # 004746, 4.50%, due 07/20/40	790,675
167,252	GNMA, Pool # 004854, 4.50%, due 11/20/40	184,856
340,427	GNMA, Pool # 004883, 4.50%, due 12/20/40	376,257
83,675	GNMA, Pool # 004923, 4.50%, due 01/20/41	92,438
5,157,156	GNMA, Pool # 004978, 4.50%, due 03/20/41	5,682,256
275,965	GNMA, Pool # 641779, 5.00%, due 09/15/35	304,628
962,500	GNMA, Pool # 004559, 5.00%, due 10/20/39	1,066,415
164,037	GNMA, Pool # 733600, 5.00%, due 04/15/40	181,671

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
492,729	GNMA, Pool # 733627, 5.00%, due 05/15/40	545,712
73,730	GNMA, Pool # 783050, 5.00%, due 07/20/40	81,474
73,582	GNMA, Pool # 004747, 5.00%, due 07/20/40	81,615
1,198,337	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,328,088
290,107	GNMA, Pool # 004802, 5.00%, due 09/20/40	321,518
415,748	GNMA, Pool # 510835, 5.50%, due 02/15/35	463,102
13,952	GNMA, Pool # 002657, 6.00%, due 10/20/28	15,735
16,133	GNMA, Pool # 003489, 6.00%, due 12/20/33	18,250
98,280	GNMA, Pool # 003879, 6.00%, due 07/20/36	110,518
12,999	GNMA, Pool # 003920, 6.00%, due 11/20/36	14,618
742,682	GNMA, Pool # 004145, 6.00%, due 05/20/38	833,192
329,480	GNMA, Pool # 004195, 6.00%, due 07/20/38	369,633
12,839	GNMA, Pool # 004245, 6.00%, due 09/20/38	14,403
144,507	GNMA, Pool # 004580, 6.00%, due 11/20/39	162,623
184,478	GNMA, Pool # 004602, 6.00%, due 12/20/39	206,960
108,743	GNMA, Pool # 004620, 6.00%, due 01/20/40	121,995
220,564	GNMA, Pool # 004639, 6.00%, due 02/20/40	247,444
361,333	GNMA, Pool # 004774, 6.00%, due 08/20/40	406,329
77,634	GNMA, Pool # 004804, 6.00%, due 09/20/40	87,532
758,649	GNMA, Pool # 004837, 6.00%, due 10/20/40	855,373
437,466	GNMA, Pool # 004871, 6.00%, due 11/20/40	493,240
467,326	GNMA, Pool # 004928, 6.00%, due 01/20/41	526,907
391,509	GNMA, Pool # 004991, 6.00%, due 03/20/41	441,424
1,100,475	GNMA, Pool # 005063, 6.00%, due 05/20/41	1,237,512
417,877	GNMA, Pool # 004040, 6.50%, due 10/20/37	478,484
1,000,000	GNMA TBA, 3.00%, due 02/01/42	1,036,094
1,800,000	GNMA TBA, 3.50%, due 10/01/41	1,925,719
8,600,000	GNMA TBA, 3.50%, due 01/01/42	9,193,937
1,000,000	GNMA TBA, 4.00%, due 08/01/40	1,092,344
1,200,000	GNMA TBA, 5.50%, due 06/01/36	1,332,187
900,000	GNMA TBA, 6.00%, due 11/01/35	1,010,531
368,095	GNMA, (IO), Series 2010-31, Class GS, 6.26%, due 03/20/39 †	53,457
152,073	GNMA, (IO), Series 2011-32, Class S, 5.75%, due 03/16/41 †	20,790
833,281	GNMA, (IO), Series 2011-70, Class BS, 6.45%, due 12/16/36 †	122,106

		295,954,582

	Municipal Obligations — 4.2%
50,000	American Municipal Power-Ohio, Inc., 6.27%, due 02/15/50	57,581
2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	3,230,797
2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,598,965
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	714,828
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	714,828
120,000	City of San Francisco CA Public Utilities Commission Water Revenue, 6.00%, due 11/01/40	150,793
1,000,000	Florida Educational Loan Marketing Corp., 0.07%, due 12/01/18 †	880,696
400,000	Florida Educational Loan Marketing Corp., 10.00%, due 12/01/36 †	316,178
250,000	Illinois Taxable Pension, 5.10%, due 06/01/33	236,550
240,000	Los Angeles Department of Water & Power, 6.57%, due 07/01/45	345,960
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	181,865
1,235,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,600,955
1,250,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,763,588
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	2,090,502
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,527,084
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,545,505

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **		Description	Value ($)
		Municipal Obligations — continued
500,000		Northstar Education Finance, Inc., 0.00%, due 01/29/46 †	412,903
10,000		Ohio Housing Finance Agency, 6.04%, due 09/01/17	10,008
3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,618,787
5,010,000		State of California General Obligation, 7.30%, due 10/01/39	6,224,574
1,360,000		State of California General Obligation, 7.50%, due 04/01/34	1,700,326
1,950,000		State of California General Obligation, 7.55%, due 04/01/39	2,509,494
925,000		State of Illinois General Obligation, 4.96%, due 03/01/16	998,649
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,761,744
1,650,000		State of Illinois General Obligation, 5.67%, due 03/01/18	1,832,391
60,000		State of Illinois, County of Cook General Obligation, 6.23%, due 11/15/34	66,159
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,138,580
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,363,824
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,800,320
340,000		University of California, 4.86%, due 05/15/12	349,095

			42,743,529

		Sovereign Debt Obligations — 2.7%
6,500,000	AUD	Australia Government Bond, 4.75%, due 06/15/16	7,232,718
8,600,000	EUR	Bundesschatzanweisungen, 0.75%, due 09/13/13	11,002,123
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15 ‡‡‡	2,657,368
23,900,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	1,932,327
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,754,287
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,742,974
112,000		United Mexican States, 6.75%, due 09/27/34	153,440

			27,475,237

		U.S. Government and Agency Obligations — 17.4%
350,200		FHLMC, 2.24%, due 02/01/37 †	367,867
350,000		Financing Corp. FICO STRIPS, (IO), Series 1, 0.00%, due 05/11/18 ‡‡	321,796
90,000		Financing Corp. FICO STRIPS, (PO), Series 11, 0.00%, due 02/08/18 ‡‡	83,323
280,000		Financing Corp. FICO STRIPS, (PO), Series B, 0.00%, due 04/06/18 ‡‡	258,122
330,000		Financing Corp. FICO STRIPS, (PO), Series D, 0.00%, due 08/03/18 ‡‡	301,888
140,000		Financing Corp. FICO STRIPS, (PO), Series 8, 0.00%, due 08/03/18 ‡‡	128,074
270,000		Financing Corp. FICO STRIPS, (PO), Series 7, 0.00%, due 08/03/18 ‡‡	246,999
150,000		Financing Corp. FICO STRIPS, (PO), Series 7, 0.00%, due 08/03/18 ‡‡	137,222
330,000		Financing Corp. FICO STRIPS, (PO), Series E, 0.00%, due 11/02/18 ‡‡	300,307
150,000		Financing Corp. FICO STRIPS, (PO), Series 15, 0.00%, due 03/07/19 ‡‡	135,197
50,000		Financing Corp. FICO STRIPS, (PO), Series 19, 0.00%, due 06/06/19 ‡‡	44,755
20,000		Financing Corp. FICO STRIPS, (PO), Series D, 0.00%, due 09/26/19 ‡‡	17,729
830,000		FNMA, 0.00%, due 10/09/19 ‡‡	673,980
304,945		FNMA, Series 2004-38, Class FK, 0.60%, due 05/25/34 †	305,610
280,000		FNMA, 1.13%, due 04/27/17	282,959
126,576		FNMA, 5.04%, due 09/01/35 †	135,241
330,829		FNMA, 5.13%, due 08/01/37 †	354,461
1,850,000		FNMA, 5.25%, due 08/01/12	1,857,459
1,235,000		FNMA, 6.63%, due 11/15/30	1,879,392
1,149,264		GNMA, 0.62%, due 12/20/60 †	1,144,181
2,006,452		GNMA, 0.69%, due 02/20/61 †	2,005,212
1,976,623		GNMA, 0.74%, due 01/20/61 †	1,980,479
481,074		GNMA, 0.74%, due 03/20/61 †	482,049
1,428,809		GNMA, (IO), 6.31%, due 11/20/38 †	210,567
968,390		GNMA, (IO), 6.41%, due 01/20/40 †	149,108
4,000,000		Overseas Private Investment Corp., 0.00%, due 11/18/13 ‡‡	4,032,564

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	U.S. Government and Agency Obligations — continued
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	248,731
1,800,000	U.S. Treasury Bond, 3.00%, due 05/15/42	1,885,500
8,530,000	U.S. Treasury Bond, 3.13%, due 11/15/41	9,171,081
1,310,000	U.S. Treasury Bond, 3.13%, due 02/15/42	1,407,227
3,200,000	U.S. Treasury Bond, 3.88%, due 08/15/40	3,940,000
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	261,656
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	265,406
1,370,000	U.S. Treasury Bond, 4.38%, due 05/15/41	1,830,020
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,373,124
4,180,000	U.S. Treasury Bond, 4.50%, due 05/15/38	5,654,758
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,539,406
400,000	U.S. Treasury Bond, 6.25%, due 08/15/23	581,062
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,293,000
5,997,173	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	6,350,910
13,672,100	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21 (a)	15,750,683
527,460	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	613,090
1,559,401	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,957,659
106,441	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	151,479
2,206,155	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	3,156,871
3,100,000	U.S. Treasury Note, 0.25%, due 11/30/13	3,098,425
2,075,000	U.S. Treasury Note, 0.38%, due 06/30/13	2,077,837
13,500,000	U.S. Treasury Note, 0.38%, due 07/31/13	13,518,455
410,000	U.S. Treasury Note, 0.38%, due 03/15/15	409,808
1,700,000	U.S. Treasury Note, 0.63%, due 04/30/13	1,705,778
200,000	U.S. Treasury Note, 0.63%, due 05/31/17	199,109
160,000	U.S. Treasury Note, 1.00%, due 08/31/16	162,538
2,160,000	U.S. Treasury Note, 1.00%, due 09/30/16	2,193,919
1,570,000	U.S. Treasury Note, 1.00%, due 06/30/19	1,557,735
16,400,000	U.S. Treasury Note, 1.25%, due 04/30/19	16,584,500
9,000,000	U.S. Treasury Note, 1.50%, due 07/31/16	9,325,548
1,830,000	U.S. Treasury Note, 1.88%, due 08/31/17	1,930,936
22,690,000	U.S. Treasury Note, 2.00%, due 11/15/21 (a)	23,528,464
1,080,000	U.S. Treasury Note, 2.00%, due 02/15/22	1,116,534
11,000,000	U.S. Treasury Note, 2.63%, due 11/15/20	12,092,267
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	7,103,501
800,000	U.S. Treasury Note, 3.25%, due 05/31/16	882,875

		177,756,433

	TOTAL DEBT OBLIGATIONS (COST $915,655,465)	951,614,974

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%
8,312	General Motors Co. *	163,912
2,087	Motors Liquidation Co. GUC Trust *	25,566

		189,478

	Building Materials — 0.0%
230	Nortek, Inc. * ‡	11,509

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Building Materials — continued
10,371	US Concrete, Inc. * ¤	51,855

		63,364

	Diversified Financial Services — 0.0%
1,754	CIT Group, Inc. *	62,513

	TOTAL COMMON STOCKS (COST $482,820)	315,355

	PREFERRED STOCKS — 0.3%

	Banks — 0.1%
600	Wells Fargo & Co., 7.50% Class A	675,000

	Diversified Financial Services — 0.2%
2,500	Citigroup Capital XII, 8.50% †	62,650
74,625	Citigroup Capital XIII, 7.88% †	2,036,516

		2,099,166

	TOTAL PREFERRED STOCKS (COST $2,411,062)	2,774,166

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%
7,557	General Motors Co., Strike Price $10.00, Expires 7/10/16 *	83,278
7,557	General Motors Co., Strike Price $18.33, Expires 7/10/19 *	51,237

		134,515

	Media — 0.0%
307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14 *	8,135

	Oil & Gas Services — 0.0%
190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14 * ¤	1,720

	TOTAL WARRANTS (COST $307,300)	144,370

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%
14,000	OTC 30-Year Interest Rate Swaption with Barclays Capital, Inc., Strike Price $150.00, Expires 07/27/12	12,031
14,000	OTC 30-Year Interest Rate Swaption with Barclays Capital, Inc., Strike Price $152.00, Expires 08/24/12	13,344

	TOTAL CALL OPTIONS PURCHASED (COST $32,247)	25,375

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Notional	Description	Value ($)
	Put Options — 0.0%
92,500	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $99.00, Expires 09/14/12	1,850
5,000,000	OTC 1-Year Interest Rate Swaption with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	45
420,000	Euro Dollar Mid-Curve 2-Year Futures Option with Barclays Capital, Inc., Strike Price $98.75, Expires 12/14/12	16,800
120,000	Euro Dollar Futures Option with Barclays Capital, Inc., Strike Price $99.38, Expires 09/17/12	2,400
107,500	Euro Dollar Mid-Curve 3-Year Futures Option with Barclays Capital, Inc., Strike Price $98.25, Expires 12/14/12	9,138
19,000	OTC 10-Year Interest Rate Swaption with Barclays Capital, Inc., Strike Price $129.50, Expires 08/24/12	2,375
995,000	OTC CDX Swaption with Barclays Capital, Inc., Strike Price $0.92, Expires 09/19/12	14,093
107,500	Euro Dollar Mid-Curve 3-Year Futures Option with Barclays Capital, Inc., Strike Price $97.25, Expires 12/14/12	1,881
1,990,000	OTC CDX Swaption with Barclays Capital, Inc., Strike Price $0.93, Expires 07/18/12	5,586
2,400,000	OTC CDX Swaption with Barclays Capital, Inc., Strike Price $0.93, Expires 07/18/12	6,737

	TOTAL PUT OPTIONS PURCHASED (COST $315,205)	60,905

	TOTAL OPTIONS PURCHASED (COST $347,452)	86,280

Par Value **	Description	Value ($)
	SHORT-TERM INVESTMENTS — 15.1%

	Bank Deposit — 4.2%
42,815,485	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	42,815,485

	Certificate of Deposit — 0.3%
3,600,000	Banco do Brasil SA, 0.00%, due 06/28/13	3,530,083

	Repurchase Agreements — 3.5%
4,400,000	Barclays Capital, Inc. (Dated 06/29/2012. Collateralized by a U.S Treasury Inflation Indexed Bond, with a rate of 1.875% with a maturity of 07/15/2013, valued at $2,275,936 and a U.S Treasury Note, with a rate of 4.500% with a maturity of 08/15/2039, valued at $3,076,325. Repurchase proceeds are $4,400,059), 0.16%, due 07/02/12	4,400,000
5,500,000	Citigroup Global Markets, Inc. (Dated 6/29/2012. Collateralized by a U.S. Treasury Note, with a rate of 0.250% with a maturity of 03/31/2014, valued at $5,498,702. Repurchase proceeds are $5,500,092), 0.20%, due 07/02/12	5,500,000
4,500,000	JPMorgan Securities LLC (Dated 06/29/2012. Collateralized by a U.S. Treasury Note, with a rate of 2.125% with a maturity of 11/30/2014, valued at $4,699,461. Repurchase proceeds are $4,500,075), 0.20%, due 07/02/12	4,500,000
5,500,000	Morgan Stanley & Co. LLC (Dated 06/29/2012. Collateralized by a U.S Treasury Bond, with a rate of 6.125% with a maturity of 11/15/2027 valued at $8,464,330. Repurchase proceeds are $5,500,075), 0.20%, due 07/02/12	5,500,000

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value **	Description	Value ($)
	Repurchase Agreements — continued
15,800,000	Scotia Capital (USA), Inc. (Dated 06/29/2012. Collateralized by a Federal National Mortgage Association security, with a rate of 4.500% with a maturity of 11/01/2040, valued at $21,271,668. Repurchase proceeds are $15,800,527), 0.20%, due 07/05/12	15,800,000

	TOTAL REPURCHASE AGREEMENTS (COST $35,700,000)	35,700,000

	Securities Lending Collateral — 0.7%
7,015,700	State Street Navigator Securities Lending Prime Portfolio ***	7,015,700

	U.S. Government and Agency Obligations — 6.4%
3,800,000	FHLB Discount Note, 0.00%, due 12/12/12 ‡‡	3,797,937
11,500,000	FHLMC Discount Note, 0.00%, due 07/11/12 ‡‡	11,499,744
7,000,000	FHLMC Discount Note, 0.00%, due 11/01/12 ‡‡	6,997,627
7,000,000	FHLMC Discount Note, 0.00%, due 12/17/12 ‡‡	6,996,080
6,600,000	FHLMC Discount Note, 0.00%, due 01/03/13 ‡‡	6,595,591
250,000	FNMA Discount Note, 0.00%, due 10/10/12 (a) ‡‡	249,945
19,300,000	FNMA Discount Note, 0.00%, due 12/19/12 ‡‡	19,289,076
75,000	United States Treasury Bill, 0.00%, due 09/06/12 ‡‡	74,991
7,600,000	United States Treasury Bill, 0.00%, due 09/13/12 ‡‡	7,598,845
2,400,000	United States Treasury Bill, 0.12%, due 09/13/12	2,399,635

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $65,489,921)	65,499,471

	TOTAL SHORT-TERM INVESTMENTS (COST $154,551,189)	154,560,739

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 108.3% (COST $1,073,755,288)	1,109,495,884

Par Value **	Description	Value ($)
	TBA Sale Commitments — (1.6)%
(7,000,000)	FHLMC TBA, 4.50%, due 05/01/39	(7,477,969)
(1,000,000)	FNMA TBA, 3.50%, due 10/01/41	(1,051,407)
(7,000,000)	FNMA TBA, 4.00%, due 04/01/24	(7,446,250)

		(15,975,626)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $15,937,031)	(15,975,626)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 106.7% (COST $1,057,818,257)	1,093,520,258

	Other Assets and Liabilities (net) — (6.7)%	(68,738,955)

	NET ASSETS — 100.0%	$1,024,781,303

Notes to Schedule of Investments:

FICO – Financing Corporation

FHLB – Federal Home Loan Bank

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
MTN – Medium Term Note
PIK – Payment In Kind
PO – Principal Only
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced
*	Non-income producing security
‡	All or a portion of this security is out on loan.
(a)	All or a portion of this security is held for open futures and written options collateral.
¤	Illiquid security. The total market value of the securities at period end is $13,200,211 which represents 1.3% of net assets. The aggregate tax cost of these securities held at June 30, 2012 was $14,502,825.
**	Unless otherwise indicated, all par values are denominated in United States dollars ($).
***	Represents an investment of securities lending collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $2 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2012 was $220,191.
†	Floating rate note. Rate shown is as of June 30, 2012.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	Security is currently in default.
††††	When-issued security
‡‡	Zero coupon bond
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $62,574,320 which represents 6.1% of net assets.

A summary of outstanding financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/01/13	CNY	JPMorgan Chase Bank	5,986,164	$937,434	$(2,087)
8/05/13	CNY	UBS AG	8,424,725	1,315,706	(18,376)
2/01/13	CNY	UBS AG	46,266,100	7,245,280	(94,468)
7/02/12	EUR	HSBC Bank USA	8,600,000	10,913,830	181,031
7/12/12	INR	HSBC Bank USA	952,760	17,032	331
7/12/12	INR	JPMorgan Chase Bank	57,057,480	1,019,959	(207,612)
8/03/12	SGD	UBS AG	12,782	10,090	(258)
11/30/12	TWD	JPMorgan Chase Bank	121,918,080	4,087,975	(40,363)

					$(181,802)

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

A summary of outstanding financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Contracts

Sales
8/09/12	AUD	Bank of America N.A.	11,290,000	$11,532,425	$(248,070)
7/30/12	CNY	HSBC Bank USA	14,753,180	2,318,436	8,564
7/30/12	CNY	JPMorgan Chase Bank	12,187,402	1,915,228	6,772
7/30/12	CNY	UBS AG	9,744,580	1,531,343	5,657
7/16/12	EUR	Bank of America N.A.	6,991,000	8,872,837	266,672
9/13/13	EUR	HSBC Bank USA	8,600,000	10,976,539	(181,389)
7/16/12	EUR	JPMorgan Chase Bank	121,000	153,571	(3,175)
7/12/12	GBP	JPMorgan Chase Bank	196,000	307,410	(4,123)
9/12/12	GBP	JPMorgan Chase Bank	1,395,000	2,187,579	(31,325)
7/12/12	INR	HSBC Bank USA	58,010,240	1,036,990	27,010
10/03/12	INR	HSBC Bank USA	952,760	16,759	(355)
7/12/12	KRW	UBS AG	27,550,400	24,039	398
11/30/12	TWD	Citibank N.A.	37,309,600	1,251,010	990
11/30/12	TWD	UBS AG	84,451,920	2,831,716	2,284

					$(150,090)

Currency Abbreviations

AUD – Australian Dollar

CNY – Chinese Yuan

EUR – Euro

GBP – British Pound Sterling

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

SGD – Singapore Dollar

TWD – Taiwan Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
61	Eurodollar 90 Day	March 2013	$15,169,938	$4,552
59	U.S. Ultra Long	September 2012	9,843,781	109,636

				$114,188

Sales
61	Eurodollar 90 Day	March 2014	$15,153,925	$(9,636)
318	U.S. Treasury Note 10 Yr.	September 2012	42,413,250	(181,037)
20	U.S. Treasury Note 2 Yr.	September 2012	4,403,750	826
39	U.S. Treasury Note 30 Yr.	September 2012	5,770,781	26,397
124	U.S. Treasury Note 5 Yr.	September 2012	15,372,125	1,902
117	U.S. Treasury Note 5 Yr.	September 2012	14,504,344	(16,193)

				$(177,741)

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at June 30, 2012
CALL — Euro Dollar Futures Strike @ $ 99.50 Expires 09/17/2012	Barclays Capital, Inc.	48	$9,068	$(7,200)
CALL — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	8,280	(18,890)
PUT — Euro Dollar Futures Strike @ $ 99.13 Expires 09/17/2012	Barclays Capital, Inc.	48	2,769	(1,200)
PUT — Euro Dollar Futures Strike @ $ 99.50 Expires 09/17/2012	Barclays Capital, Inc.	48	10,007	(4,800)
PUT — Euro Dollar Mid-Curve 2-Year Futures Strike @ $ 98.75 Expires 09/14/2012	Barclays Capital, Inc.	37	9,130	(694)
PUT — Euro Dollar Mid-Curve 2-Year Futures Strike @ $ 98.25 Expires 12/14/2012	Barclays Capital, Inc.	168	51,079	(6,300)
PUT — Euro Dollar Mid-Curve 3-Year Futures Strike @ $ 97.75 Expires 12/14/2012	Barclays Capital, Inc.	86	36,271	(8,063)
PUT — OTC 1-Year Interest Rate Swaption Strike @ $ 1.00 Expires 11/19/2012	Goldman Sachs Capital Markets	5,000,000	28,526	(654)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $ 1.40 Expires 03/18/2013	Bank of America Securities LLC	1,200,000	28,560	(7,486)
PUT — OTC CDX Swaption Strike @ $ 0.88 Expires 07/18/2012	Barclays Capital, Inc.	1,990,000	14,925	(650)
PUT — OTC CDX Swaption Strike @ $ 0.88 Expires 07/18/2012	Barclays Capital, Inc.	2,400,000	14,400	(784)
PUT — OTC CDX Swaption Strike @ $ 0.87 Expires 09/19/2012	Barclays Capital, Inc.	995,000	14,776	(5,324)

TOTAL			$227,791	$(62,045)

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Interest Rate Swaps

Description	Notional Amount	Unrealized Appreciation (Depreciation)	Value
Agreement with Goldman Sachs dated 06/05/12 receiving a fixed rate of 4.00% paying the notional amount multiplied by the 6-Month AUD-BBR-BBSW rate. Expiring 03/15/23.	$200,000	$(1,561)	$(1,561)
Agreement with HSBC Bank USA dated 02/24/12 receiving a fixed rate of 10.135% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	14,300,000	277,788	302,765
Agreement with Morgan Stanley Capital Services LLC dated 02/27/12 receiving a fixed rate of 10.605% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.	10,300,000	226,751	290,412

			$591,616

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	6-Month AUD-BBR-BBSW	3.75%	03/15/18	Deutsche Bank	$4,300,000	$(16,375)
Receive	6-Month AUD-BBR-BBSW	4.00%	03/15/23	Citigroup Global Markets and Deutsche Bank	10,200,000	(142,492)
Receive	6-Month AUD-BBR-BBSW	4.25%	03/15/23	Citigroup Global Markets	2,500,000	17,707

						$(141,160)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
4,400,000	03/20/21	Goldman Sachs International	$(12,795)
400,000	12/20/16	Citibank N.A.	25,922
900,000	03/20/16	Deutsche Bank AG	53,975
1,400,000	03/20/16	Morgan Stanley Capital Services LLC	83,960
400,000	12/20/15	Deutsche Bank AG	1,009

			$152,071

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	92.9
Preferred Stocks	0.3
Swaps	0.0
Common Stocks	0.0
Warrants	0.0
Options Purchased	0.0
Written Options	0.0
Futures Contracts	0.0
Forward Foreign Currency Contracts	0.0
TBA Sale Commitments	(1.6)
Short-Term Investments	15.1
Other Assets and Liabilities (net)	(6.7)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 77.0%

	Bermuda — 0.5%
900	Credicorp, Ltd.	113,301
23,150	Dairy Farm International Holdings, Ltd.	246,774
1,127,000	GOME Electrical Appliances Holding, Ltd.	150,188
332,000	Sinofert Holdings, Ltd.	51,629

	Total Bermuda	561,892

	Brazil — 9.0%
6,300	Amil Participacoes SA	62,736
7,000	Banco Bradesco SA, ADR	104,090
54,229	Banco do Brasil SA	524,706
98,588	BM&FBovespa SA	500,645
4,000	BR Malls Participacoes SA	45,580
6,152	Brasil Insurance Participacoes e Administracao	54,405
85,900	CCR SA	694,963
25,400	Centrais Eletricas Brasileiras SA, Sponsored ADR	178,562
2,600	Cia Brasileira de Distribuicao Grupo, ADR	103,974
50,310	Cia de Bebidas das Americas, ADR	1,928,382
2,700	Cia de Saneamento Basico do Estado, ADR	204,822
59,741	Cia Siderurgica Nacional SA	336,819
40,200	Cielo SA	1,176,653
6,625	Companhia Energetica de Minas Gerais, Sponsored ADR	122,033
14,800	Cosan SA Industria e Comercio	227,230
17,678	CPFL Energia SA	222,458
75,600	EDP — Energias do Brasil SA	482,788
15,600	Itau Unibanco Holding SA, ADR	217,152
11,400	Lojas Renner SA	318,259
700	Multiplan Empreendimentos Imobiliarios SA	17,049
2,253	Odontoprev SA	11,385
9,500	OGX Petroleo e Gas Participacoes SA *	25,886
24,300	Petroleo Brasileiro SA, Sponsored ADR	440,802
5,600	Porto Seguro SA	47,470
81,800	Souza Cruz SA	1,194,711
52,700	Tim Participacoes SA	291,378
9,400	Tim Participacoes SA, ADR	258,124
15,943	Totvs SA	305,677
4,400	Ultrapar Participacoes SA	98,531
34,700	Vale SA, ADR	676,997

	Total Brazil	10,874,267

	Cayman Islands — 4.5%
513,000	Anta Sports Products, Ltd.	312,788
10,600	Baidu, Inc., Sponsored ADR *	1,218,788
82,000	China Mengniu Dairy Co., Ltd.	218,405
20,000	China Resources Land, Ltd.	41,412
41,000	Country Garden Holdings Co., Ltd. *	16,272
851,000	Dongyue Group	399,958
48,000	Evergrande Real Estate Group, Ltd.	24,818
12,500	Longfor Properties Co., Ltd.	19,606
563,000	Lonking Holdings, Ltd.	135,966
110,000	MStar Semiconductor, Inc.	742,595
249,995	Sands China, Ltd.	800,935
1,128,000	Semiconductor Manufacturing International Corp. *	38,308
14,500	Shimao Property Holdings, Ltd.	22,495

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Cayman Islands — continued
164,000	Soho China, Ltd.	126,039
21,800	Tencent Holdings, Ltd.	643,856
2,000	Tingyi Cayman Islands Holding Corp.	5,163
257,695	Wynn Macau, Ltd.	607,380

	Total Cayman Islands	5,374,784

	Chile — 1.6%
6,800	Banco Santander Chile, ADR	526,932
10,166,327	Banco Santander Chile	755,542
4,201	CAP SA	154,307
121,485	Empresa Nacional de Electricidad SA	205,422
10,600	Enersis SA, Sponsored ADR	198,220
5,492	ENTEL Chile SA	103,870
1,656	Latam Airlines SA	43,189

	Total Chile	1,987,482

	China — 5.7%
168,000	Agricultural Bank of China, Ltd.	67,838
2,432,000	Bank of China, Ltd.	930,715
74,000	Bank of Communications Co., Ltd.	50,215
122,000	China BlueChemical, Ltd.	69,933
77,000	China Coal Energy Co., Ltd.	64,024
707,000	China Construction Bank Corp. Class H	487,527
254,000	China Minsheng Banking Corp., Ltd.	227,160
1,700	China Petroleum & Chemical Corp., ADR	151,623
520,000	China Petroleum & Chemical Corp. Class H	466,209
260,000	China Railway Construction Corp. Class H	218,772
153,000	China Railway Group, Ltd. Class H	64,657
180,000	China Southern Airlines Co., Ltd. Class H	80,045
260,000	China Telecom Corp., Ltd.	113,391
98,000	Dongfeng Motor Group Co., Ltd. Class H	153,566
116,000	Great Wall Motor Co., Ltd. Class H	232,841
146,000	Guangzhou R&F Properties Co., Ltd. Class H	194,998
2,030,000	Industrial & Commercial Bank of China Class H	1,135,286
428,000	Jiangsu Expressway Co., Ltd. Class H	400,506
900	PetroChina Co., Ltd, ADR	116,226
546,000	PetroChina Co., Ltd. Class H	710,622
62,000	PICC Property & Casualty Co., Ltd. Class H	70,200
98,199	Tsingtao Brewery Co., Ltd. Class H	561,884
28,000	Yanzhou Coal Mining Co., Ltd. Class H *	42,979
388,000	Zhejiang Expressway Co., Ltd.	255,880

	Total China	6,867,097

	Colombia — 1.7%
718,063	Ecopetrol SA	2,005,572

	Czech Republic — 0.5%
8,977	CEZ AS	310,837
1,500	Komercni Banka AS	261,225

	Total Czech Republic	572,062

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 4.9%
165,601	China Mobile, Ltd.	1,822,446
15,000	China Mobile, Ltd., Sponsored ADR	820,050
38,000	China Overseas Land & Investment, Ltd.	89,156
486,000	CNOOC, Ltd.	980,542
2,400	CNOOC, Ltd., ADR	483,000
208,000	Guangdong Investment, Ltd.	150,318
161,800	Hongkong Electric Holdings	1,213,984
182,000	Lenovo Group, Ltd.	155,069
188,000	Minmetals Resources, Ltd. *	79,323
336,000	Shougang Fushan Resources Group, Ltd.	87,345
40,500	Sino-Ocean Land Holdings, Ltd.	20,328

	Total Hong Kong	5,901,561

	Hungary — 0.1%
777	MOL Hungarian Oil and Gas Plc	56,401
4,404	OTP Bank Nyrt	70,268
145	Richter Gedeon Nyrt	23,986

	Total Hungary	150,655

	India — 2.9%
6,000	Dr. Reddy’s Laboratories, Ltd., ADR	178,080
66,400	HDFC Bank, Ltd., ADR	2,164,640
2,200	ICICI Bank, Ltd., Sponsored ADR	71,302
11,200	Infosys, Ltd., Sponsored ADR	504,672
5,636	Reliance Industries, Ltd., GDR 144A	149,354
19,900	Tata Motors, Ltd., Sponsored ADR	437,004
5,900	Wipro, Ltd., ADR	54,162

	Total India	3,559,214

	Indonesia — 2.6%
395,000	Aneka Tambang Persero Tbk PT	56,645
1,127,000	Astra International Tbk PT	824,091
132,000	Bank Negara Indonesia Persero Tbk PT	54,271
340,500	Bank Rakyat Indonesia Persero Tbk PT	233,031
69,002	Gudang Garam Tbk PT	456,876
30,000	Indo Tambangraya Megah Tbk PT	115,510
355,000	Indofood Sukses Makmur Tbk PT	183,867
168,500	Kalbe Farma Tbk PT	67,834
514,000	Perusahaan Gas Negara Persero Tbk PT	194,153
194,823	Semen Gresik Persero Tbk PT	235,298
4,900	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	170,667
158,599	Unilever Indonesia Tbk PT	388,151
23,500	United Tractors Tbk PT	54,101
374,500	Vale Indonesia Tbk PT	107,326

	Total Indonesia	3,141,821

	Luxembourg — 0.1%
4,346	Kernel Holding SA *	79,523

	Malaysia — 4.1%
271,700	Alliance Financial Group Bhd	357,326
225,200	AMMB Holdings Bhd	447,279

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
12,300	British American Tobacco Malaysia Berhad	217,742
118,000	Genting Bhd	356,026
524,100	Genting Malaysia Bhd	597,094
20,700	Kuala Lumpur Kepong Bhd	150,222
190,600	Lafarge Malayan Cement Bhd	438,729
198,100	Malayan Banking Bhd	544,107
55,200	Parkson Holdings Bhd	80,241
27,000	Petronas Gas Bhd	153,382
156,500	Public Bank Bhd	679,176
23,900	Public Bank Bhd (Foreign Market)	103,713
117,800	Tenaga Nasional Bhd	250,943
183,000	UMW Holdings Bhd	529,774

	Total Malaysia	4,905,754

	Mexico — 6.2%
18,000	Alfa SAB de CV Class A	285,836
5,300	America Movil SA de CV Series L, ADR	138,118
4,300	Coca-Cola Femsa SAB de CV, Sponsored ADR	562,784
223,247	Compartamos SAB de CV	259,564
15,600	Fomento Economico Mexicano SA de CV, ADR	1,392,300
24,000	Grupo Bimbo SAB de CV Series A	58,615
33,700	Grupo Carso SAB de CV Series A-1	108,987
140,500	Grupo Financiero Inbursa SAB de CV Series O	313,841
239,485	Grupo Mexico SAB de CV Series B	707,258
91,500	Grupo Modelo SAB de CV Series C	804,192
3,700	Grupo Televisa SAB, Sponsored ADR	79,476
19,100	Industrias Penoles SAB de CV	813,741
178,600	Kimberly-Clark de Mexico SAB de CV	347,598
585,121	Wal-Mart de Mexico SAB de CV	1,555,424

	Total Mexico	7,427,734

	Peru — 0.6%
17,900	Cia de Minas Buenaventura SA, ADR	679,842

	Philippines — 0.8%
388,200	Aboitiz Equity Ventures, Inc.	454,131
112,250	Bank of the Philippine Islands	199,418
17,430	SM Investments Corp.	302,966

	Total Philippines	956,515

	Poland — 0.9%
4,738	Asseco Poland SA	69,402
2,990	KGHM Polska Miedz SA	130,391
21,741	PGE SA	126,755
62,038	Powszechna Kasa Oszczednosci Bank Polski SA	643,764
77,984	Tauron Polska Energia SA	107,128

	Total Poland	1,077,440

	Russia — 2.8%
74,442	Gazprom OAO-SA, Sponsored ADR *	704,677
83,939	Gazprom OAO-SA, ADR *	797,420
16,389	LUKOIL OAO, Sponsored ADR *	919,095

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
2,460	MMC Norilsk Nickel, ADR *	40,639
9,236	Mobile Telesystems, ADR *	158,859
12,042	Rosneft Oil Co., Reg S, GDR * ‡‡‡	75,383
4,485	Sberbank of Russia, Sponsored ADR	48,528
10,331	Sistema JSFC, Reg S, GDR ‡‡‡	192,776
15,200	Surgutneftegas OJSC, Sponsored ADR *	126,768
8,877	Tatneft, Sponsored ADR *	299,152
999	Uralkali, Reg S, GDR ‡‡‡	38,242

	Total Russia	3,401,539

	South Africa — 5.2%
6,513	ABSA Group, Ltd.	112,903
53,654	African Bank Investments, Ltd.	238,494
10,923	Barloworld, Ltd.	108,343
2,950	Bidvest Group, Ltd.	65,892
21,808	FirstRand, Ltd.	70,639
2,516	Gold Fields, Ltd.	32,116
85,714	Growthpoint Properties, Ltd.	241,375
4,750	Impala Platinum Holdings, Ltd.	78,959
9,180	Imperial Holdings, Ltd.	193,626
10,301	Investec, Ltd.	60,633
12,721	Kumba Iron Ore, Ltd.	857,754
12,440	Liberty Holdings, Ltd.	132,068
20,893	MTN Group, Ltd.	360,995
4,780	Naspers, Ltd.	255,506
17,732	Netcare, Ltd.	34,702
13,688	Redefine Properties, Ltd.	14,342
43,600	Remgro, Ltd.	703,190
35,322	Reunert, Ltd.	294,361
15,827	Salam, Ltd.	69,400
9,091	Sasol, Ltd.	382,276
23,700	Shoprite Holdings, Ltd.	437,716
14,696	Spar Group, Ltd. (The)	204,625
23,428	Standard Bank Group, Ltd.	317,691
8,874	Tiger Brands, Ltd.	266,442
21,142	Truworths International, Ltd.	231,778
29,600	Vodacom Group, Ltd.	337,352
30,657	Woolworths Holdings, Ltd.	188,758

	Total South Africa	6,291,936

	South Korea — 6.8%
6,760	BS Financial Group, Inc.	75,445
2,016	Daelim Industrial Co., Ltd.	161,289
4,570	DGB Financial Group, Inc.	55,701
15,800	Dongbu Insurance Co., Ltd.	583,169
1,570	Hana Financial Group, Inc.	50,117
37,510	Hyundai Securities Co., Ltd.	281,458
35,490	Kangwon Land, Inc.	756,116
303	KCC Corp.	74,047
2,992	Kia Motors Corp.	197,075
9,040	Korea Exchange Bank *	64,531
1,490	Korea Gas Corp.	52,924
23,130	Korea Life Insurance Co., Ltd.	129,953
171	Korea Zinc Co., Ltd.	58,038
7,600	KP Chemical Corp.	89,262

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
9,260	KT Corp.	244,935
10,266	KT&G Corp.	728,114
7,000	LG Display Co., Ltd, ADR *	66,150
898	LG Electronics, Inc.	48,445
1,210	LG Household & Health Care, Ltd.	652,010
292	Lotte Shopping Co., Ltd.	79,701
340	Orion Corp. Republic of South Korea	282,228
3,477	S1 Corp. Korea	174,857
2,680	Samsung Card Co., Ltd.	74,970
1,450	Samsung Electronics Co., Ltd., Reg S, GDR ‡‡‡	770,675
1,430	Samsung Fire & Marine Insurance Co., Ltd.	283,136
21,550	Samsung Heavy Industries Co., Ltd.	713,908
1,560	Shinhan Financial Group Co., Ltd.	54,295
491	Shinsegae Co., Ltd.	90,553
2,378	SK Holdings Co., Ltd.	279,075
7,790	SK Networks Co., Ltd.	59,403
16,100	SK Telecom Co., Ltd, ADR	194,810
5,903	SK Telecom Co., Ltd.	643,821
14,810	Woori Finance Holdings Co., Ltd.	162,624

	Total South Korea	8,232,835

	Taiwan — 7.6%
19,000	Asustek Computer, Inc.	175,753
189,000	Chicony Electronics Co., Ltd.	350,586
223,000	Chimei Innolux Corp. *	93,098
138,000	China Motor Corp.	126,319
212,000	China Petrochemical Development Corp.	179,674
730,000	Chinatrust Financial Holding	420,190
480,000	Compal Electronics, Inc.	441,825
123,000	Eva Airways Corp.	75,003
216,000	Evergreen Marine Corp. Taiwan, Ltd.	117,721
51,000	Far Eastern New Century Corp.	54,332
70,000	Far EasTone Telecommunications Co., Ltd.	151,639
214,000	Farglory Land Development Co., Ltd.	381,497
34,000	Feng Hsin Iron & Steel Co.	57,095
33,000	Formosa Plastics Corp.	88,740
28,000	Foxconn Technology Co., Ltd.	102,592
137,000	Fubon Financial Holding Co., Ltd.	138,303
49,000	Highwealth Construction Corp.	77,140
57,000	Hon Hai Precision Industry Co., Ltd.	171,875
53,000	HTC Corp.	696,858
486,000	KGI Securities Co., Ltd.	212,842
264,000	Lite-On Technology Corp.	333,131
89,000	Novatek Microelectronics Corp., Ltd.	275,514
86,000	President Chain Store Corp.	458,972
102,000	Quanta Computer, Inc.	274,602
58,000	Realtek Semiconductor Corp.	106,969
34,000	Richtek Technology Corp.	202,259
63,000	Siliconware Precision Industries Co.	65,511
186,000	Taiwan Business Bank *	54,060
108,000	Taiwan Cement Corp.	128,842
18,500	Taiwan Semiconductor Manufacturing Co., Ltd, ADR *	258,260
636,000	Taiwan Semiconductor Manufacturing Co., Ltd. *	1,740,818
404,000	Teco Electric and Machinery Co., Ltd.	264,023
166,000	TSRC Corp.	410,240

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
265,000	Uni-President Enterprises Corp.	425,726

	Total Taiwan	9,112,009

	Thailand — 1.6%
26,300	Advanced Info Service PCL, NVDR	153,547
89,900	Bangkok Bank PCL	588,104
16,600	Bangkok Bank PCL, NVDR	100,498
37,500	Charoen Pokphand Foods PCL	45,671
35,100	Kasikornbank PCL Class N, NVDR	179,977
84,900	Krung Thai Bank PCL	43,243
299,900	Krung Thai Bank PCL, NVDR	152,751
13,200	PTT PCL	134,983
6,800	PTT PCL, NVDR	69,536
75,300	Siam Commercial Bank PCL	351,931
57,300	Thai Oil PCL Class N, NVDR	104,487

	Total Thailand	1,924,728

	Turkey — 1.2%
34,512	Arcelik AS	174,806
56,098	Asya Katilim Bankasi AS *	56,364
2,156	BIM Birlesik Magazalar AS	88,991
6,345	Ford Otomotiv Sanayi AS	57,622
13,956	TAV Havalimanlari Holding AS	75,086
12,363	Tupras Turkiye Petrol Rafinerileri AS	264,966
130,969	Turk Hava Yollari AS *	230,971
99,069	Turk Telekomunikasyon AS	405,152
58,637	Turkiye Sise ve Cam Fabrikalari AS	96,178

	Total Turkey	1,450,136

	United Kingdom — 4.6%
47,600	British American Tobacco Plc	2,447,196
132,678	HSBC Holdings Plc	1,189,627
48,400	SABMiller Plc	1,955,323

	Total United Kingdom	5,592,146

	United States — 0.5%
21,178	Southern Copper Corp.	667,319

	TOTAL COMMON STOCKS (COST $96,307,774)	92,795,863

	INVESTMENT COMPANY — 1.1%

	United States — 1.1%
25,008	iPath MSCI India Index ETN *	1,289,663

	TOTAL INVESTMENT COMPANY (COST $1,269,566)	1,289,663

	PREFERRED STOCKS — 3.4%

	Brazil — 3.4%
26,800	Aes Tiete SA, 10.42%	379,604
27,400	Banco do Estado do Rio Grande do Sul, 2.10%	192,762
32,600	Bradespar SA	532,014

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
6,577	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.57%	260,675
17,500	Cia de Bebidas das Americas, 0.22%	670,192
89,400	Cia Energetica de Minas Gerais, 4.21%	1,662,257
3,000	Cia Energetica de Sao Paulo, 1.44%	54,547
15,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 21.07%	188,313
14,700	Metalurgica Gerdau SA, 1.50%	161,242

	Total Brazil	4,101,606

	TOTAL PREFERRED STOCKS (COST $4,262,065)	4,101,606

	WARRANTS — 4.7%

	India — 4.7%
5,100	DB London/DB Zurich (Axis Bank, Ltd.), Strike Price $0.00, Expires 08/12/17 *	93,109
4,000	Macquarie Bank Ltd. (Asian Pants, Ltd.), Strike Price $0.00, Expires 05/07/15 *	279,500
47,900	Macquarie Bank Ltd. (Cipla, Ltd.), Strike Price $0.00, Expires 04/28/14 *	272,465
7,100	Macquarie Bank Ltd. (Colgate Palmolive), Strike Price $0.00, Expires 05/18/15 *	152,749
98,500	Macquarie Bank Ltd. (HDFC, Ltd.), Strike Price $0.00, Expires 11/14/12 *	1,156,153
100,100	Macquarie Bank Ltd. (Hindustan), Strike Price $0.00, Expires 05/28/13 *	817,527
286,200	Macquarie Bank Ltd. (ITC, Ltd.), Strike Price $0.00, Expires 05/28/13 *	1,331,488
31,900	Macquarie Bank Ltd. (Kotak Mahindra Bank, Ltd.), Strike Price $0.00, Expires 03/14/14 *	339,521
4,400	Macquarie Bank Ltd. (Nestle India, Ltd.), Strike Price $0.00, Expires 03/30/15 *	358,883
31,300	Macquarie Bank Ltd. (Sun Pharmaceutical Industries, Ltd.), Strike Price $0.00, Expires 07/14/14 *	357,602
22,100	Macquarie Bank Ltd. (Tata Consultancy Services, Ltd.), Strike Price $0.00, Expires 12/10/14 *	507,308

	Total India	5,666,305

	TOTAL WARRANTS (COST $5,470,899)	5,666,305

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 10.3%

	Bank Deposit — 10.3%
12,486,725	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	12,486,725

	TOTAL SHORT-TERM INVESTMENTS (COST $12,486,725)	12,486,725

	TOTAL INVESTMENTS — 96.5% (COST $119,797,029)	116,340,162
	Other Assets and Liabilities (net) — 3.5%	4,243,858

	NET ASSETS — 100.0%	$120,584,020

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

*	Non-income producing security

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $149,354 which represents 0.1% of net assets.

A summary of outstanding financial instruments at June 30, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/19/12	BRL	Royal Bank of Scotland Plc	462,000	$225,685	$23
9/20/12	CLP	Royal Bank of Scotland Plc	37,000,000	72,887	933
9/19/12	COP	Royal Bank of Scotland Plc	3,927,000,000	2,174,860	285
9/19/12	CZK	Royal Bank of Scotland Plc	800,000	39,756	1,263
9/19/12	HKD	Royal Bank of Scotland Plc	17,475,000	2,253,436	1,721
9/19/12	HUF	Royal Bank of Scotland Plc	461,000,000	2,025,146	138,954
9/19/12	IDR	Royal Bank of Scotland Plc	1,070,000,000	112,751	1,809
9/19/12	ILS	Royal Bank of Scotland Plc	540,000	137,818	(1,146)
9/20/12	INR	Royal Bank of Scotland Plc	20,877,000	368,079	1,394
9/19/12	KRW	Royal Bank of Scotland Plc	6,636,048,000	5,764,712	126,507
9/19/12	MXN	Royal Bank of Scotland Plc	33,462,000	2,474,037	98,580
9/19/12	MYR	Royal Bank of Scotland Plc	9,090,000	2,849,083	8,044
9/19/12	PEN	Royal Bank of Scotland Plc	220,000	82,095	248
9/19/12	PHP	Royal Bank of Scotland Plc	77,100,000	1,819,513	17,959
9/19/12	PLN	Royal Bank of Scotland Plc	8,110,000	2,407,876	75,782
9/19/12	RUB	Royal Bank of Scotland Plc	17,936,000	545,381	(1,972)
9/19/12	SGD	Royal Bank of Scotland Plc	574,000	453,153	2,991
9/19/12	THB	Royal Bank of Scotland Plc	5,200,000	162,941	(378)
9/19/12	TRY	Royal Bank of Scotland Plc	7,937,000	4,316,978	52,548
9/19/12	TWD	Royal Bank of Scotland Plc	10,826,000	362,533	(655)
9/19/12	ZAR	Royal Bank of Scotland Plc	8,190,000	990,063	26,802

					$551,692

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Sales
9/19/12	BRL	Royal Bank of Scotland Plc	8,664,000	$4,232,325	$(63,300)
9/20/12	CLP	Royal Bank of Scotland Plc	252,055,000	496,526	(11,640)
9/19/12	CZK	Royal Bank of Scotland Plc	22,790,000	1,132,555	(11,115)
9/19/12	HKD	Royal Bank of Scotland Plc	9,136,000	1,178,105	(696)
9/19/12	HUF	Royal Bank of Scotland Plc	26,165,000	114,941	(8,788)
9/19/12	IDR	Royal Bank of Scotland Plc	17,662,157,135	1,861,147	(21,709)
9/19/12	ILS	Royal Bank of Scotland Plc	8,840,000	2,256,139	16,559
9/20/12	INR	Royal Bank of Scotland Plc	102,616,000	1,809,204	(583)
9/19/12	KRW	Royal Bank of Scotland Plc	745,659,000	647,751	(22,461)
9/19/12	MXN	Royal Bank of Scotland Plc	7,422,000	548,751	(31,538)
9/19/12	MYR	Royal Bank of Scotland Plc	2,515,000	788,278	(1,691)
9/19/12	PEN	Royal Bank of Scotland Plc	230,000	85,827	(1,503)
9/19/12	PLN	Royal Bank of Scotland Plc	997,000	296,011	(16,315)
9/19/12	RUB	Royal Bank of Scotland Plc	37,508,000	1,140,508	(8,806)
9/19/12	SGD	Royal Bank of Scotland Plc	3,747,000	2,958,123	(23,130)
9/19/12	THB	Royal Bank of Scotland Plc	5,528,000	173,219	(657)
9/19/12	TRY	Royal Bank of Scotland Plc	1,647,000	895,812	(10,144)
9/19/12	TWD	Royal Bank of Scotland Plc	44,939,000	1,504,886	406
9/19/12	ZAR	Royal Bank of Scotland Plc	2,578,000	311,646	(13,227)

					$(230,338)

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
52	FTSE/JSE Top 40 Index	September 2012	$1,878,574	$(44,184)
2	HSCEI Index	July 2012	122,949	194
4	KLSE Composite Index	July 2012	101,149	(355)
36	KOSPI 200 Index	September 2012	3,861,352	(57,766)
9	Mexico Bolsa Index	September 2012	271,504	10,210
9	MSCI Taiwan Index	July 2012	228,060	4,202
6	SET50 Index	September 2012	153,722	2,813
1	SGX CNX Nifty Index	July 2012	10,589	233
4	SGX MSCI Singapore Index	July 2012	209,725	6,227

				$(78,426)

Sales
67	TurkDEX-ISE 30 Index	August 2012	$284,121	$(7,691)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
28	Brazil Bovespa Stock Index	08/15/2012	Goldman Sachs	$741,471	$2,462
5	Russian Trading System Index	09/17/2012	Goldman Sachs	593,718	21,353
190	Warsaw WIG 20 Index	09/21/2012	Goldman Sachs	121,441	1,694

					$25,509

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	16.9
Oil & Gas	8.1
Beverages	6.5
Telecommunications	5.3
Electric	4.8
Agriculture	4.4
Retail	3.9
Mining	3.5
Semiconductors	3.4
Diversified Financial Services	2.8
Food	2.5
Commercial Services	2.2
Computers	2.2
Lodging	2.0
Holding Companies — Diversified	1.6
Internet	1.6
Auto Manufacturers	1.5
Chemicals	1.4
Iron & Steel	1.2
Equity Fund	1.1
Insurance	1.1
Real Estate	1.0
Building Materials	0.7
Entertainment	0.6
Shipbuilding	0.6
Software	0.6
Cosmetics & Personal Care	0.5
Engineering & Construction	0.5
Airlines	0.4
Coal	0.3
Electronics	0.3
Forest Products & Paper	0.3
Gas	0.3
Household Products & Wares	0.3
Media	0.3
Water	0.3
Machinery — Diversified	0.2
Office & Business Equipment	0.2
Pharmaceuticals	0.2
Distribution & Wholesale	0.1
Health Care — Services	0.1
Home Furnishings	0.1
Housewares	0.1
Machinery — Construction & Mining	0.1
Transportation	0.1
Apparel	0.0
Electrical Components & Equipment	0.0
Short-Term Investments and Other Assets and Liabilities (net)	13.8

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 96.7%

	Asset Backed Securities — 7.5%
54,984	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	55,164
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	204,186
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,875
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	206,332
78,163	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3, 1.71%, due 08/08/14	78,302
78,142	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/15/14	78,363
49,637	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	49,785
71,859	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	71,999
40,243	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	40,363
100,502	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	100,794
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	233,759
115,000	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	115,674
22,000	CNH Equipment Trust, Series 2012-B, Class A3, 0.86%, due 09/15/17	22,061
25,834	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	25,886
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	125,918
189,876	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	190,423
100,000	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, due 08/15/16	100,421
100,000	Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, due 12/15/16	100,171
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	107,168
110,482	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	110,830
29,282	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	29,337
51,204	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 03/18/14	51,392
34,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.70%, due 02/16/16	34,059
100,000	Huntington Auto Trust, Series 2012-1, Class A3, 0.81%, due 09/15/16	100,254
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,892
19,582	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	19,644
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	66,319
25,000	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	25,181
86,818	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	87,221
13,315	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	13,356
19,022	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	19,040
300,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	302,666
7,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, due 04/15/16	7,012
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 ¤ 144A	1
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	180,141
260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	263,748

		3,313,737

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — 21.3%
20,000	Abbott Laboratories, 2.70%, due 05/27/15	21,086
20,000	ACE INA Holdings, Inc., 5.88%, due 06/15/14	21,811
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	48,115
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	83,250
35,000	American Express Co., 7.25%, due 05/20/14	38,830
25,000	American Express Credit Corp., 5.13%, due 08/25/14	27,021
105,000	American Express Credit Corp., 7.30%, due 08/20/13	112,293
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	151,834
60,000	AON Corp., 3.50%, due 09/30/15	62,750
10,000	Arrow Electronics, Inc., 3.38%, due 11/01/15	10,332
50,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	52,843
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	59,437
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,791
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,888
20,000	Bank of America Corp., 3.63%, due 03/17/16	20,109
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,665
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	84,168
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	65,617
40,000	BB&T Corp., 3.20%, due 03/15/16	42,374
100,000	BB&T Corp., 5.70%, due 04/30/14	108,564
170,000	BellSouth Corp., 5.20%, due 09/15/14	185,103
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	31,004
30,000	BHP Billiton Finance USA, Ltd., 8.50%, due 12/01/12	30,975
35,000	BlackRock, Inc., 3.50%, due 12/10/14	37,147
20,000	Boeing Co. (The), 5.00%, due 03/15/14	21,456
21,000	BP Capital Markets Plc, 1.85%, due 05/05/17	21,233
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	83,895
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	32,905
15,000	Canadian Imperial Bank of Commerce/Canada, 2.35%, due 12/11/15	15,533
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,406
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	27,430
20,000	Capital One Financial Corp., 2.15%, due 03/23/15	20,169
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	38,465
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	25,771
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	81,477
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	27,282
25,000	CBS Corp., 8.20%, due 05/15/14	28,303
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	208,833
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	16,529
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	26,737
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	26,824
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	23,227
315,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	330,135
100,000	CME Group, Inc., 5.75%, due 02/15/14	107,855
35,000	CNA Financial Corp., 5.85%, due 12/15/14	37,572
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,901
30,000	Comcast Corp., 5.85%, due 11/15/15	34,443
40,000	ConocoPhillips, 4.75%, due 02/01/14	42,502
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	72,119
50,000	Cox Communications, Inc., 5.45%, due 12/15/14	55,051
150,000	Credit Suisse, 5.50%, due 05/01/14	159,091
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	87,303
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	30,533
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	32,169
15,000	Dell, Inc., 2.30%, due 09/10/15	15,476

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
20,000	Dell, Inc., 4.70%, due 04/15/13	20,618
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	64,255
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,041
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	67,682
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	79,773
20,000	Devon Energy Corp., 1.88%, due 05/15/17	20,027
60,000	Diageo Finance BV, 5.50%, due 04/01/13	62,208
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,474
10,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	11,137
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	21,354
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,854
35,000	Duke Energy Corp., 5.65%, due 06/15/13	36,589
25,000	eBay, Inc., 1.63%, due 10/15/15	25,601
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,810
35,000	Emerson Electric Co., 5.00%, due 12/15/14	38,470
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,339
15,000	Fifth Third Bancorp, 3.63%, due 01/25/16	15,835
12,000	Freeport-McMoRan Copper & Gold, Inc., 2.15%, due 03/01/17	11,844
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	59,015
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	526,928
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	32,349
30,000	General Mills, Inc., 5.65%, due 09/10/12	30,266
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	85,080
222,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	224,123
50,000	Goldman Sachs Group (The), Inc., 5.15%, due 01/15/14	51,981
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	128,852
15,000	HJ Heinz Co., 1.50%, due 03/01/17	14,982
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	47,515
100,000	HSBC Bank Plc, 1.63%, due 08/12/13 144A	100,496
20,000	Intel Corp., 1.95%, due 10/01/16	20,748
50,000	International Business Machines Corp., 7.50%, due 06/15/13	53,371
20,000	Intuit, Inc., 5.75%, due 03/15/17	22,913
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	51,776
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	60,238
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	61,830
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	21,022
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	36,588
15,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	15,000
15,000	Kellogg Co., 4.45%, due 05/30/16	16,613
60,000	KeyCorp, 6.50%, due 05/14/13	62,860
8,000	Kroger Co. (The), 2.20%, due 01/15/17	8,098
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	15,977
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	49,750
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	51,013
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	165,634
200,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	206,653
100,000	Morgan Stanley, 4.10%, due 01/26/15	99,497
100,000	Morgan Stanley, 6.00%, due 05/13/14	103,698
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,864
50,000	National City Corp., 4.90%, due 01/15/15	54,411
40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	40,160
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	54,204
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	68,415
15,000	News America, Inc., 7.60%, due 10/11/15	17,334
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	51,712

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	20,368
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	41,554
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	10,109
25,000	Northern Trust Corp., 4.63%, due 05/01/14	26,764
60,000	Northern Trust Corp., 5.50%, due 08/15/13	63,215
20,000	NSTAR Electric Co., 4.88%, due 04/15/14	21,351
20,000	Nucor Corp., 5.00%, due 12/01/12	20,338
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	63,236
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,131
45,000	Oracle Corp., 5.25%, due 01/15/16	51,637
35,000	Pacific Life Global Funding, 5.15%, due 04/15/13 144A	36,217
160,000	PacifiCorp, 5.45%, due 09/15/13	168,744
25,000	PC Financial Partnership, 5.00%, due 11/15/14	27,009
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	83,953
25,000	PG&E Corp., 5.75%, due 04/01/14	26,910
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,348
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,424
30,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	32,135
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	36,228
80,000	Praxair, Inc., 2.13%, due 06/14/13	81,095
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	65,014
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	70,935
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	50,566
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,781
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,230
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	34,271
20,000	Royal Bank of Canada, 1.45%, due 10/30/14	20,265
40,000	Royal Bank of Canada, 2.63%, due 12/15/15	41,767
25,000	Ryder System, Inc., 6.00%, due 03/01/13	25,737
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	62,790
50,000	Sempra Energy, 2.00%, due 03/15/14	50,803
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,437
45,000	Shell International Finance BV, 4.00%, due 03/21/14	47,663
30,000	Southern California Edison Co., 4.15%, due 09/15/14	32,188
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,238
15,000	State Street Corp., 2.88%, due 03/07/16	15,902
55,000	State Street Corp., 4.30%, due 05/30/14	58,583
60,000	SunTrust Banks, Inc., 3.60%, due 04/15/16	62,357
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	42,734
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	15,150
55,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	64,697
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	55,691
25,000	Toronto-Dominion Bank (The), 2.38%, due 10/19/16	25,699
22,000	Total Capital SA, 3.00%, due 06/24/15	23,365
10,000	Toyota Motor Credit Corp., 1.25%, due 11/17/14	10,093
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	38,265
10,000	TransCanada PipeLines, Ltd., 4.00%, due 06/15/13	10,318
20,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	20,543
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	30,933
20,000	Tyco International Finance SA, 6.00%, due 11/15/13	21,496
25,000	Union Pacific Corp., 5.45%, due 01/31/13	25,686
60,000	United Technologies Corp., 4.88%, due 05/01/15	66,455
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	16,263
70,000	US Bancorp, 1.38%, due 09/13/13	70,616
75,000	US Bancorp, 3.15%, due 03/04/15	79,250

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	40,209
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	68,981
60,000	Wachovia Corp., 4.88%, due 02/15/14	63,003
70,000	Wachovia Corp., 5.50%, due 05/01/13	72,750
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	51,709
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	42,398
50,000	WEA Finance LLC/WT Finance Aust Pty, Ltd., 7.50%, due 06/02/14 144A	54,579
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,616
100,000	Wells Fargo & Co., 3.75%, due 10/01/14	105,636
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	58,466
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,360
65,000	Wyeth LLC, 5.50%, due 02/01/14	69,986
45,000	Xerox Corp., 4.25%, due 02/15/15	47,741

		9,380,490

	Mortgage Backed Securities - Private Issuers — 4.2%
60,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, due 07/10/44 †	68,005
215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	221,422
39,318	Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3, 4.80%, due 01/12/41	39,655
33,773	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42	34,603
77,922	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	82,855
91,952	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30 144A	94,618
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32 †	265,720
789	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	811
36,988	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	37,813
84,464	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	87,897
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.85%, due 03/15/39 †	99,251
90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38 †	96,535
66,420	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	69,609
74,997	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	77,383
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	105,241
108,899	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	110,358
53,194	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	54,482
56,726	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	57,645
136,005	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	143,816
97,542	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	100,259

		1,847,978

	Mortgage Backed Securities - U.S. Government Agency Obligations — 13.2%
26,298	FHLMC, Pool # B14248, 4.00%, due 05/01/14	27,652

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
42,999	FHLMC, Pool # C91030, 5.50%, due 05/01/27	46,828
128,234	FHLMC, Pool # G11977, 6.00%, due 05/01/21	139,749
18,280	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	19,472
75,861	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	81,501
42,926	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	46,305
27,243	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	27,696
182,431	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	191,184
31,343	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	33,274
3,055	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	3,093
15,204	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	15,395
27,758	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	27,998
42,474	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	43,401
118,307	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	122,682
47,107	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	49,649
155,611	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	164,482
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	210,414
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	196,478
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	53,588
126,263	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	128,822
80,915	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	86,148
70,455	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	73,194
39,661	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	39,955
43,317	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	44,280
72,635	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	78,731
91,362	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	99,788
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	133,628
46,073	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	47,536
182,398	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	185,349
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	229,767
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	51,248
33,882	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	35,376
135,996	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	150,915
25,061	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	25,295
43,141	FNMA, Pool # 255598, 5.00%, due 12/01/14	46,562
74,939	FNMA, Pool # 254762, 5.00%, due 05/01/23	82,459
39,674	FNMA, Pool # 254831, 5.00%, due 08/01/23	43,040
116,945	FNMA, Pool # 254420, 6.00%, due 07/01/22	128,618
153,376	FNMA, Pool # 254471, 6.00%, due 09/01/22	169,451
60,161	FNMA, Pool # AE0081, 6.00%, due 07/01/24	66,154
9,598	FNMA, Pool # 251812, 6.50%, due 07/01/13	9,833
35,442	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	39,170
21,691	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	23,154
64,911	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	71,929
87,705	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	91,403
100,040	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	106,935
77,079	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	83,798
58,744	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	60,187
24,415	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	24,948
19,348	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	19,818
66,256	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	73,431
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	33,453
15,469	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	15,572
70,898	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	72,290
105,897	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	112,850
95,170	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	101,525

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
69,267	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	77,483
44,019	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	44,145
154,190	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	159,847
119,638	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	131,528
34,774	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	39,018
123,865	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	128,471
99,932	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	114,323
62,293	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	70,765
169,191	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	176,459
61,616	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	66,308
99,795	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	110,429
57,739	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	66,378
131,054	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	137,752
89,226	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	97,560

		5,807,919

	U.S. Government and Agency Obligations — 50.5%
150,000	Federal Farm Credit Banks Funding Corp., 3.70%, due 05/15/13	154,451
117,000	Federal Farm Credit Banks Funding Corp., 5.45%, due 12/11/13	125,654
475,000	Federal Home Loan Bank, 2.00%, due 09/14/12	476,780
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	243,100
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	136,196
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	944,605
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	203,523
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	331,314
80,000	Federal Home Loan Banks, 2.88%, due 09/11/15	85,311
150,000	FHLMC, 0.50%, due 10/15/13	150,423
500,000	FHLMC, 1.00%, due 08/20/14	506,071
100,000	FHLMC, 1.00%, due 03/08/17	100,656
490,000	FHLMC, 2.00%, due 08/25/16	515,388
235,000	FHLMC, 2.50%, due 05/27/16	250,944
280,000	FHLMC, 4.00%, due 06/12/13	289,927
300,000	FHLMC, 4.13%, due 12/21/12	305,522
175,000	FHLMC, 5.00%, due 01/30/14	187,892
250,000	FHLMC, 5.25%, due 04/18/16	292,849
1,000,000	FNMA, 0.50%, due 08/09/13	1,002,659
50,000	FNMA, 1.13%, due 10/08/13	50,535
700,000	FNMA, 1.25%, due 01/30/17	711,824
150,000	FNMA, 1.38%, due 11/15/16	153,689
100,000	FNMA, 2.25%, due 03/15/16	105,613
560,000	FNMA, 4.63%, due 10/15/13	591,285
445,000	FNMA, 4.75%, due 02/21/13	457,646
150,000	FNMA, 4.88%, due 12/15/16	176,343
300,000	U.S. Treasury Note, 0.25%, due 09/15/14	299,391
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,137
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	250,879
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,551
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,189
150,000	U.S. Treasury Note, 0.63%, due 05/31/17	149,332
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,005,508
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	302,531
650,000	U.S. Treasury Note, 0.88%, due 11/30/16	656,551
350,000	U.S. Treasury Note, 0.88%, due 12/31/16	353,199
755,000	U.S. Treasury Note, 0.88%, due 01/31/17	761,665

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
420,000	U.S. Treasury Note, 0.88%, due 04/30/17	423,249
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,310,106
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	126,563
385,000	U.S. Treasury Note, 1.00%, due 08/31/16	391,106
150,000	U.S. Treasury Note, 1.00%, due 09/30/16	152,355
375,000	U.S. Treasury Note, 1.00%, due 10/31/16	380,772
300,000	U.S. Treasury Note, 1.00%, due 03/31/17	304,172
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	304,946
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	205,016
200,000	U.S. Treasury Note, 1.38%, due 01/15/13	201,305
2,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	2,016,798
350,000	U.S. Treasury Note, 1.38%, due 11/30/15	360,363
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	331,550
665,000	U.S. Treasury Note, 1.50%, due 07/31/16	689,054
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	263,159
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	155,965
100,000	U.S. Treasury Note, 1.75%, due 05/31/16	104,578
100,000	U.S. Treasury Note, 1.88%, due 02/28/14	102,582
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	260,703
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	131,856
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	211,156
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	142,794
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	209,594
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	202,870
70,000	U.S. Treasury Note, 2.50%, due 04/30/15	74,107
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	215,656
180,000	U.S. Treasury Note, 3.13%, due 10/31/16	199,027
160,000	U.S. Treasury Note, 3.25%, due 12/31/16	178,225

		22,299,760

	TOTAL DEBT OBLIGATIONS (COST $42,317,482)	42,649,884

	SHORT-TERM INVESTMENTS — 1.9%

	Bank Deposits — 1.9%
856,954	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/02/12	856,954

	TOTAL SHORT-TERM INVESTMENTS (COST $856,954)	856,954

	TOTAL INVESTMENTS — 98.6% (COST $43,174,436)	43,506,838
	Other Assets and Liabilities (net) — 1.4%	601,422

	NET ASSETS — 100.0%	$44,108,260

Notes to Schedule of Investments:

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

REMIC – Real Estate Mortgage Investment Conduit

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2012 (Unaudited)

¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2012 was $77,673.
†	Floating rate note. Rate shown is as of June 30, 2012.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $1,525,393 which represents 3.5% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund (formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	96.7
Short-Term Investments	1.9
Other Assets and Liabilities (net)	1.4

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments

June 30, 2012 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”), formerly known as MGI Funds, consists of the following eight series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), formerly known as MGI US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund (“Large Cap Value”), formerly known as MGI US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), formerly known as MGI US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), formerly known as MGI US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund (“Non-US Core Equity”), formerly known as MGI Non-US Core Equity Fund, Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), formerly known as MGI Core Opportunistic Fixed Income Fund, Mercer Emerging Markets Equity Fund (“Emerging Markets”), which commenced operations on May 1, 2012, and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), formerly known as MGI US Short Maturity Fixed Income Fund , (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”), formerly known as Mercer Global Investments, Inc. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the 1940 Act.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income

Large Cap Value	Long-term total return, which includes capital appreciation and income

Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation

Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation

Non-US Core Equity	Long-term total return, which includes capital appreciation and income

Core Opportunistic	Total return, consisting of both current income and capital appreciation

Emerging Markets	Long-term total return, which includes capital appreciation and income

Short Maturity	Safety of principal and a moderate level of income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2012, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2012, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the product and the terms of the derivative, the value of the financial derivative contracts is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices unadjusted in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, Large Cap Growth, Large Cap Value , Small/Mid Cap Growth and Small/Mid Cap Value each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposit and State Street Navigator Securities Lending Prime Portfolio as shown in the schedules of investments, which are determined using Level 2 inputs.

At June 30, 2012, Short Maturity held all long-term investments and one short-term investment position in a Euro Time Deposit, all determined using Level 2 inputs, with corresponding major categories as shown in the schedule of investments.

The following is a summary of the inputs used as of June 30, 2012 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic and Emerging Markets for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$323,274	$—	$—	$323,274
Australia	—	65,098,871	—	65,098,871
Austria	—	2,027,616	—	2,027,616
Belgium	3,265,252	16,916,500	—	20,181,752
Bermuda	388,748	12,288,814	—	12,677,562
Brazil	30,408,475	—	—	30,408,475
Canada	19,476,227	—	—	19,476,227
Cayman Islands	1,910,988	12,399,565	—	14,310,553

Chile	1,704,145	—	—	1,704,145
China	—	7,679,058	—	7,679,058
Colombia	1,117,592	—	—	1,117,592
Denmark	4,513,679	30,170,123	—	34,683,802
Egypt	—	1,772,903	—	1,772,903
Finland	1,690,165	13,060,419	—	14,750,584
France	2,072,262	144,393,041	—	146,465,303
Germany	—	129,964,838	—	129,964,838
Greece	—	710,631	—	710,631
Hong Kong	1,196,180	26,785,156	—	27,981,336
Hungary	—	878,818	—	878,818
India	342,456	8,069,238	—	8,411,694
Indonesia	1,553,766	6,894,900	—	8,448,666
Ireland	—	8,269,802	—	8,269,802
Israel	7,208,813	1,162,778	—	8,371,591
Italy	—	47,068,263	—	47,068,263
Japan	253,518	320,889,140	—	321,142,658
Luxembourg	—	14,499,755	—	14,499,755
Malaysia	—	4,054,893	—	4,054,893
Malta	—	802,039	—	802,039
Mauritius	—	1,164,810	—	1,164,810
Mexico	12,084,253	—	—	12,084,253
Netherlands	7,146,487	47,283,609	—	54,430,096
New Zealand	—	3,192,674	—	3,192,674
Norway	—	26,861,932	—	26,861,932
Pakistan	—	879,236	—	879,236
Philippines	1,543,572	—	—	1,543,572
Portugal	—	3,691,594	—	3,691,594
Qatar	—	858,725	—	858,725
Russia	2,342,965	4,435,666	—	6,778,631
Singapore	—	31,277,418	—	31,277,418
South Africa	—	19,569,865	—	19,569,865
South Korea	—	35,591,941	—	35,591,941
Spain	644,363	45,226,882	—	45,871,245
Sweden	—	57,515,818	—	57,515,818
Switzerland	1,413,096	127,055,514	—	128,468,610
Taiwan	5,086,215	7,349,863	—	12,436,078
Thailand	—	12,419,155	—	12,419,155
Turkey	1,221,868	3,669,550	—	4,891,418
United Kingdom	38,379,133	242,281,501	—	280,660,634
United States	—	1,549,296	—	1,549,296

Total Common Stocks	147,287,492	1,547,732,210	—	1,695,019,702

Investment Company
United States	16,419,404	—	—	16,419,404

Total Investment Company	16,419,404	—	—	16,419,404

Preferred Stocks
Brazil	3,191,674	—	—	3,191,674
Germany	—	13,995,456	—	13,995,456

Total Preferred Stocks	3,191,674	13,995,456	—	17,187,130

Rights
Spain	27,735	—	—	27,735

Total Rights	27,735	—	—	27,735

Warrants
Bermuda	—	3,392,423	—	3,392,423

Total Warrants	—	3,392,423	—	3,392,423

Options Purchased
Call Options	—	33,121	—	33,121
Put Options	—	103,969	—	103,969

Total Options Purchased	—	137,090	—	137,090

Short-Term Investments
Bank Deposit	—	64,074,569	—	64,074,569
Securities Lending Collateral	—	57,110,255	—	57,110,255

Total Short-Term Investments	—	121,184,824	—	121,184,824

Total	$166,926,305	$1,686,442,003	$—	$1,853,368,308

Core Opportunistic

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$33,711,905	$—		$33,711,905
Bank Loans	—	10,490,841	—		10,490,841
Convertible Debt	—	245,000	—		245,000
Corporate Debt	—	339,644,435	2	*	339,644,437
Mortgage Backed Securities - Private Issuers	—	23,593,010	—		23,593,010
Mortgage Backed Securities - U.S. Government Agency Obligations	—	295,954,582	—		295,954,582
Municipal Obligations	—	42,743,529	—		42,743,529
Sovereign Debt Obligations	—	27,475,237	—		27,475,237
U.S. Government and Agency Obligations	—	177,756,433	—		177,756,433

Total Debt Obligations	—	951,614,972	2		951,614,974

Common Stocks
Auto Manufacturers	189,478	—	—		189,478
Building Materials	63,364	—	—		63,364
Diversified Financial Services	62,513	—	—		62,513

Total Common Stocks	315,355	—	—		315,355

Preferred Stocks
Banks	675,000	—	—		675,000
Diversified Financial Services	2,099,166	—	—		2,099,166

Total Preferred Stocks	2,774,166	—	—		2,774,166

Warrants
Auto Manufacturers	134,515	—	—		134,515
Media	8,135	—	—		8,135
Oil & Gas Services	1,720	—	—		1,720

Total Warrants	144,370	—	—		144,370

Options Purchased
Call Options	25,375	—	—		25,375
Put Options	34,444	26,461	—		60,905

Total Options Purchased	59,819	26,461	—		86,280

Short-Term Investments
Bank Deposit	—	42,815,485	—		42,815,485
Certificate of Deposit	—	3,530,083	—		3,530,083
Repurchase Agreements	—	35,700,000	—		35,700,000
Securities Lending Collateral	—	7,015,700	—		7,015,700
U.S. Government and Agency Obligations	—	65,499,471	—		65,499,471

Total Short-Term Investments	—	154,560,739	—		154,560,739

Forward Foreign Currency Contracts
Buys	—	181,362	—		181,362
Sales	—	318,347	—		318,347

Total Forward Currency Contracts	—	499,709	—		499,709

Futures Contracts
Buys	114,188	—	—		114,188
Sales	29,125	—	—		29,125

Total Futures Contracts	143,313	—	—		143,313

Interest Rate Swaps	—	593,177	—		593,177
Centrally Cleared Interest Rate Swaps**	—	17,707	—		17,707
Credit Default Swaps	—	164,866	—		164,866

Total Swaps	—	775,750	—		775,750

Total	$3,437,023	$1,107,477,631	$2		$1,110,914,656

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total TBA Sale Commitments	$—	$(15,975,626)	$—	$(15,975,626)

Forward Foreign Currency Contracts
Buys	—	(363,164)	—	(363,164)
Sales	—	(468,437)	—	(468,437)

Total Forward Currency Contracts	—	(831,601)	—	(831,601)

Futures Contracts
Sales	(206,866)	—	—	(206,866)

Total Futures Contracts	(206,866)	—	—	(206,866)

Written Options	(28,257)	(33,788)	—	(62,045)

Interest Rate Swaps	—	(1,561)	—	(1,561)
Centrally Cleared Interest Rate Swaps**	—	(158,867)	—	(158,867)
Credit Default Swaps	—	(12,795)	—	(12,795)

Total Swaps	—	(173,223)	—	(173,223)

Total	$(235,123)	$(17,014,238)	$—	$(17,249,361)

*	Includes two securities at $0 value as of June 30, 2012.
**	Centrally cleared swaps are valued on the unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$113,301	$448,591	$—	$561,892
Brazil	10,874,267	—	—	10,874,267
Cayman Islands	1,218,788	4,155,996	—	5,374,784
Chile	1,987,482	—	—	1,987,482
China	267,849	6,599,248	—	6,867,097
Colombia	2,005,572	—	—	2,005,572
Czech Republic	—	572,062	—	572,062
Hong Kong	1,303,050	4,598,511	—	5,901,561
Hungary	—	150,655	—	150,655
India	3,559,214	—	—	3,559,214
Indonesia	170,667	2,971,154	—	3,141,821
Luxembourg	—	79,523	—	79,523
Malaysia	—	4,905,754	—	4,905,754
Mexico	7,427,734	—	—	7,427,734

Peru	679,842	—	—	679,842
Philippines	—	956,515	—	956,515
Poland	—	1,077,440	—	1,077,440
Russia	2,397,710	1,003,829	—	3,401,539
South Africa	—	6,291,936	—	6,291,936
South Korea	1,031,635	7,201,200	—	8,232,835
Taiwan	258,260	8,853,749	—	9,112,009
Thailand	—	1,924,728	—	1,924,728
Turkey	—	1,450,136	—	1,450,136
United Kingdom	—	5,592,146	—	5,592,146
United States	667,319	—	—	667,319

Total Common Stocks	33,962,690	58,833,173	—	92,795,863

Investment Company
United States	1,289,663	—	—	1,289,663

Total Investment Company	1,289,663	—	—	1,289,663

Preferred Stocks
Brazil	4,101,606	—	—	4,101,606

Total Preferred Stocks	4,101,606	—	—	4,101,606

Warrants
Australia	—	5,573,197	—	5,573,197
United Kingdom	93,108	—	—	93,108

Total Warrants	93,108	5,573,197	—	5,666,305

Short-Term Investments
Bank Deposit	—	12,486,725	—	12,486,725

Total Short-Term Investments	—	12,486,725	—	12,486,725

Forward Foreign Currency Contracts
Buys	—	555,843	—	555,843
Sales	—	16,965	—	16,965

Total Forward Currency Contracts	—	572,808	—	572,808

Futures Contracts
Buys	23,879	—	—	23,879

Total Futures Contracts	23,879	—	—	23,879

Synthetic Futures	—	25,509	—	25,509

Total	$39,470,946	$77,491,412	$—	$116,962,358

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(4,151)	$—	$(4,151)
Sales	—	(247,303)	—	(247,303)

Total Forward Currency Contracts	—	(251,454)	—	(251,454)

Futures Contracts
Buys	(102,305)	—	—	(102,305)
Sales	(7,691)	—	—	(7,691)

Total Futures Contracts	(109,996)	—	—	(109,996)

Total	$(109,996)	$(251,454)	$—	$(361,450)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Non-US Core Equity	$—	$1,429,177,366	*	$(1,429,177,366	)*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of applying a pricing factor, consistent with the Funds’ valuation and liquidity procedures, to certain foreign equity securities to reflect significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

The following table includes a rollforward of the amounts for the period ended June 30, 2012 for financial instruments classified as Level 3:

Core Opportunistic

Investments in Securities	Balance as of March 31, 2012	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases & Sales	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2012
DEBT OBLIGATIONS
Corporate Debt	$24,949^	$—	$(24,437)	$(510)[1]	$—	$2^^	$(24,437)

Total	$24,949^	$—	$(24,437)	$(510)[1]	$—	$2^^	$(24,437)

The Funds recognizes transfers between Levels as of the end of the reporting period.

^	Represents three securities at $0 value as of March 31, 2012.
^^	Includes three securities at $0 value at June 30, 2012.
[1]	Transfers occurred between Level 2 and Level 3 as a result of certain corporate debt securities being fair valued in accordance with procedures approved by the Trustees.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

At June 30, 2012 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

NUMBER OF CONTRACTS(6)

	Equity Risk	Total
Futures Contracts	24	24

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$27,735	$27,735
Warrants(1)	—	3,392,423	3,392,423
Options Purchased(1)	137,090	—	137,090

Total Value	$137,090	$3,420,158	$3,557,248

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	814,382	814,382
Warrants	—	233,568	233,568
Options Purchased	1,559,428,864	—	1,559,428,864

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—	$—	$—	$144,370	$144,370
Options Purchased(1)	—	—	—	86,280	86,280
Forward Foreign Currency Contracts(2)	—	499,709	—	—	499,709
Futures Contracts(3)	143,313	—	—	—	143,313
Swap Contracts(4)	610,884 *	—	164,866	—	775,750

Total Value	$754,197	$499,709	$164,866	$230,650	$1,649,422

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(831,601)	$—	$—	$(831,601)
Futures Contracts(3)	(206,866)	—	—	—	(206,866)
Options Written(5)	(62,045)	—	—	—	(62,045)
Swap Contracts(4)	(160,428)*	—	(12,795)	—	(173,223)

Total Value	$(429,339)	$(831,601)	$(12,795)	$—	$(1,273,735)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	15,611	15,611
Options Purchased	5,895,161	—	10,330,467	—	16,225,628
Forward Foreign Currency Contracts	—	4,647,024	—	—	4,647,024
Futures Contracts	643	—	—	—	643
Options Written	(8,534,833)	—	(17,070,933)	—	(25,605,766)
Swap Contracts	31,166,667	—	9,952,667	—	41,119,334

Emerging Markets

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$—	$5,666,305	$5,666,305
Forward Foreign Currency Contracts(2)	—	572,808	—	572,808
Futures Contracts(3)	23,879	—	—	23,879
Swap Contracts(4)	—	—	25,509	25,509

Total Value	$23,879	$572,808	$5,691,814	$6,288,501

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(251,454)	$—	$(251,454)
Futures Contracts(3)	—	—	(109,966)	(109,966)

Total Value	$—	$(251,454)	$(109,966)	$(361,420)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	—	546,903	546,903
Forward Foreign Currency Contracts	—	5,821,483	—	5,821,483
Futures Contracts	246	—	—	246
Swap Contracts	—	—	270	270

*	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.

(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts table within the Schedule of Investments.
(4)	As shown in the Interest Rate Swaps, Credit Default Swaps, Centrally Cleared Interest Rate Swaps and Synthetic Futures tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2012.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at June 30, 2012:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments by the Fund Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	(12,795)	(12,795)
400,000	USD	12/20/2016	Citibank N.A.	Buy	400,000	(1.00%)	Bank of America Corp., 6.25%, 04/15/12	(37,471)	25,922
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	11,781	53,975
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	16,866	83,960
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	(27,795)	1,009

					$7,500,000			$(49,414)	$152,071

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

Prior to December 1, 2011, the Non-US Core Equity Fund is subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statement of Operations. Effective December 1, 2011, the IOF tax was reduced to 0% by the Brazilian Government.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2012 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$15,588,620	$15,553,102
Large Cap Value	12,572,692	12,528,896
Small/Mid Cap Growth	35,949,350	35,566,608
Small/Mid Cap Value	18,941,373	19,058,583
Non-US Core	57,016,535	57,110,255
Core Opportunistic	6,921,375	7,015,700
(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of June 30, 2012.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of realized gain (loss) on the Statement of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2012, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. Emerging Markets used swap agreements to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Opportunistic and Emerging Markets Schedule of Investments for a listing of open swap agreements as of June 30, 2012.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended June 30, 2012, Small/Mid Cap Value used futures to equitize cash. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open futures contracts as of June 30, 2012.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended June 30, 2012, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of June 30, 2012.

Transactions in written option contracts for Core Opportunistic for the period ended June 30, 2012, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2012	20,591,058	$402,233
Options written	19,011,412	235,585
Options terminated in closing purchase transactions	(26,816,995)	(388,016)
Options expired	(40)	(22,011)

Options outstanding at June 30, 2012	12,785,435	$227,791

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2012, Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Emerging Markets used forward foreign currency contracts to hedge, cross hedge or actively manage the currency exposures in the Fund. See the Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2012.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of June 30, 2012.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of June 30, 2012.

(m) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of June 30, 2012.

(n) Bank loans

Core Opportunistic invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

(o) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of June 30, 2012.

(p) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of June 30, 2012, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$380,856,349	$82,848,867	$(10,798,088)	$72,050,779
Large Cap Value	423,033,945	39,588,649	(13,825,280)	25,763,369
Small/Mid Cap Growth	326,129,876	33,569,249	(18,077,806)	15,491,443
Small/Mid Cap Value	309,038,799	28,472,706	(14,714,684)	13,758,022
Non-US Core Equity	1,906,835,670	121,275,825	(174,743,187)	(53,467,362)
Core Opportunistic	1,074,376,516	45,655,200	(10,535,832)	35,119,368
Emerging Markets	119,861,088	1,650,393	(5,171,319)	(3,520,926)
Short Maturity	43,195,772	491,881	(180,815)	311,066

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Recent accounting pronouncement

In April 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-03 (“ASU 2011-03”) Reconsideration of Effective Control for Repurchase Agreements. ASU 2011-03 amends ASC 860, Transfers and Servicing, in relation to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. At this time, management is evaluating the implication of this change and its impact on the financial statements has not been determined.

5.	Subsequent events

In accordance with the provisions set forth in FASB ASC 855, “Subsequent Events”, followed by the Funds as of June 30, 2012, management has evaluated the impact of subsequent events existing in the Funds’ financial statements through August 21, 2012, the date the financial statements were available to be issued. Management has determined that there are no material events that would require adjustment or disclosure in the Funds’ financial statements through the date of issuance.

Item 2.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds (formerly known as MGI Funds)

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date August 20, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date August 20, 2012

By	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date August 20, 2012